UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00066
American Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class A
| ABALX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.55%
Management's discussion of fund performance
The fund’s Class A shares gained 18.47% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment
has
grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class A (with sales charge) *	11.64%	8.29%	9.15%
American Balanced Fund — Class A (without sales charge) *	18.47%	9.58%	9.80%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class C
| BALCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 141	1.30%
Management's discussion of fund performance
The fund’s Class C shares gained 17.60% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class C (with sales charge) *	16.60%	8.75%	9.12%
American Balanced Fund — Class C (without sales charge) *	17.60%	8.75%	9.12%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class T
| TABFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.30%
Management's discussion of fund performance
The fund’s Class T shares gained 18.78% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class T (with sales charge) 2	15.81%	9.30%	9.67%
American Balanced Fund — Class T (without sales charge) 2	18.78%	9.85%	9.99%
S&P 500 Index 3	17.88%	14.42%	14.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	9.79%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-1
| BALFX
for the year ended December 31,
20
25
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 67	0.61%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.43% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-1 *	18.43%	9.52%	9.73%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-2
| AMBFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.69% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-2 *	18.69%	9.80%	10.02%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-3
| AFMBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypot
het
ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.25%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.84% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class F-3 2	18.84%	9.92%	10.08%
S&P 500 Index 3	17.88%	14.42%	14.95%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	9.84%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional inf
orma
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-A
| CLBAX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.58%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.45% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinv
estment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-A (with sales charge) *	14.32%	8.76%	9.35%
American Balanced Fund — Class 529-A (without sales charge) *	18.45%	9.54%	9.74%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-C
| CLBCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.35%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.54% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-C (with sales charge) *	16.54%	8.71%	9.33%
American Balanced Fund — Class 529-C (without sales charge) *	17.54%	8.71%	9.33%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-E
| CLBEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypoth
etic
al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 89	0.82%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.18% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-E *	18.18%	9.28%	9.49%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional infor
mati
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-T
| TAFBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hy
pothe
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 18.72% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-T (with sales charge) 2	15.74%	9.24%	9.62%
American Balanced Fund — Class 529-T (without sales charge) 2	18.72%	9.80%	9.93%
S&P 500 Index 3	17.88%	14.42%	14.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	9.79%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-1
| CLBFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a h
ypot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.41%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.64% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-F-1 *	18.64%	9.72%	9.96%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rmat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-2
| FBAFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
c
apitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
ye
ar?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.76% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-F-2 2	18.76%	9.81%	11.45%
S&P 500 Index 3	17.88%	14.42%	17.08%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	10.10%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
T
he fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional in
for
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-3
| FBONX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(b
as
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.30%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 18.77% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-F-3 2	18.77%	9.86%	11.49%
S&P 500 Index 3	17.88%	14.42%	17.08%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	10.10%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional i
nfor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-1
| RLBAX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hy
pot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.33%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.58% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-1 *	17.58%	8.75%	8.95%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rmat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2
| RLBBX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(b
ase
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 145	1.33%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.58% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2 *	17.58%	8.73%	8.95%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2E
| RAMHX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(b
ased
on a hypo
th
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.04%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.91% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2E *	17.91%	9.05%	9.27%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional in
form
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-3
| RLBCX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hy
pothe
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.89%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.08% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-3 *	18.08%	9.21%	9.43%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional infor
mat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-4
| RLBEX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hy
po
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.60%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.43% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-4 *	18.43%	9.53%	9.75%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rmat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5E
| RLEFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a h
ypoth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.40%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.68% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-5E *	18.68%	9.76%	9.97%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional infor
ma
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5
| RLBFX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hyp
otheti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.30%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.77% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-5 *	18.77%	9.86%	10.08%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-011-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-6
| RLBGX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a h
ypot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.25%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.85% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-6 *	18.85%	9.92%	10.14%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-011-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	149,000	35,000	9,000	None
December 31, 2024	258,000	43,000	15,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,152,000
December 31, 2024	2,219,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Balanced Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-011-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025

Common stocks 65.31%	Shares	Value (000)
Information technology 20.55%
Broadcom, Inc.	39,116,918	$13,538,365
Microsoft Corp.	17,816,303	8,616,320
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	20,517,303	6,235,003
Taiwan Semiconductor Manufacturing Co., Ltd.	19,685,000	961,679
Apple, Inc.	16,765,183	4,557,783
Micron Technology, Inc.	14,919,312	4,258,121
NVIDIA Corp.	22,175,317	4,135,697
SK hynix, Inc.	7,192,970	3,257,159
ASML Holding NV (ADR)	1,387,586	1,484,523
ASML Holding NV	331,079	353,895
Salesforce, Inc.	5,072,300	1,343,703
KLA Corp.	1,067,854	1,297,528
International Business Machines Corp.	4,281,884	1,268,337
Intel Corp. (a)	33,396,928	1,232,347
Applied Materials, Inc.	2,003,792	514,954
Shopify, Inc., Class A, subordinate voting shares (a)	2,745,685	441,973
Hewlett Packard Enterprise Co.	15,089,211	362,443
Amphenol Corp., Class A	2,316,486	313,050
Accenture PLC, Class A	1,046,753	280,844
Oracle Corp.	1,071,847	208,914
Fair Isaac Corp. (a)	114,682	193,884
Adobe, Inc. (a)	535,947	187,576
Gartner, Inc. (a)	521,082	131,459
TE Connectivity PLC	550,000	125,130
Texas Instruments, Inc.	648,358	112,484
Advanced Micro Devices, Inc. (a)	112,974	24,194
		55,437,365

Financials 8.20%
JPMorgan Chase & Co.	7,972,373	2,568,858
Mastercard, Inc., Class A	3,961,208	2,261,374
Visa, Inc., Class A	6,153,274	2,158,015
Synchrony Financial (b)	20,510,352	1,711,179
Capital One Financial Corp.	5,546,981	1,344,366
Aon PLC, Class A	3,112,470	1,098,328
Bank of America Corp.	18,584,166	1,022,129
Brookfield Corp., Class A	20,100,726	922,422
Arthur J. Gallagher & Co.	3,220,359	833,397
Chubb, Ltd.	2,152,352	671,792
Citigroup, Inc.	5,675,000	662,216
Progressive Corp.	2,828,139	644,024
Apollo Asset Management, Inc.	3,779,003	547,049
Blackstone, Inc.	3,277,660	505,219
Brown & Brown, Inc.	6,076,140	484,268
Blue Owl Capital, Inc., Class A (c)	31,852,322	475,874
PNC Financial Services Group, Inc.	2,201,341	459,486
HDFC Bank, Ltd.	36,949,084	408,289
American Express Co.	1,085,029	401,407
KKR & Co., Inc.	3,031,428	386,446
Marsh & McLennan Cos., Inc.	2,022,645	375,241
Morgan Stanley	1,843,572	327,289
East West Bancorp, Inc.	2,649,647	297,794
Fifth Third Bancorp	5,137,000	240,463
Wells Fargo & Co.	2,555,318	238,156
Truist Financial Corp.	4,175,699	205,486
Goldman Sachs Group, Inc.	225,000	197,775
Sampo Oyj, Class A	14,184,224	171,933
CME Group, Inc., Class A	543,000	148,282
Credicorp, Ltd.	479,580	137,639
S&P Global, Inc.	218,432	114,150
Fiserv, Inc. (a)	1,414,200	94,992
		22,115,338

1	American Balanced Fund

Common stocks (continued)	Shares	Value (000)

Industrials 7.35%
General Electric Co.	7,071,026	$2,178,088
TransDigm Group, Inc.	1,428,169	1,899,250
Union Pacific Corp.	5,608,950	1,297,462
Ingersoll-Rand, Inc.	15,411,381	1,220,890
Rolls-Royce Holdings PLC	71,850,601	1,116,784
Northrop Grumman Corp.	1,856,301	1,058,481
Boeing Co. (The) (a)	4,738,992	1,028,930
RTX Corp.	5,456,143	1,000,657
Caterpillar, Inc.	1,383,418	792,519
Parker-Hannifin Corp.	813,462	715,000
L3Harris Technologies, Inc.	2,380,153	698,741
United Rentals, Inc.	837,545	677,842
Deere & Co.	1,291,333	601,206
FTAI Aviation, Ltd.	2,996,916	589,943
Quanta Services, Inc.	1,237,324	522,225
Carrier Global Corp.	8,057,383	425,752
United Airlines Holdings, Inc. (a)	3,796,074	424,477
Airbus SE, non-registered shares	1,691,941	392,451
Delta Air Lines, Inc.	5,000,000	347,000
Deutsche Post AG	6,172,861	338,101
Equifax, Inc.	1,286,896	279,231
Norfolk Southern Corp.	892,952	257,813
Waste Connections, Inc.	1,359,733	238,443
Watsco, Inc.	687,027	231,494
ATI, Inc. (a)	1,994,735	228,916
AMETEK, Inc.	1,042,000	213,933
GE Vernova, Inc.	281,172	183,766
Paychex, Inc.	1,622,882	182,055
Lennox International, Inc.	358,675	174,165
CSX Corp.	4,000,000	145,000
Lockheed Martin Corp.	275,000	133,009
Johnson Controls International PLC	800,000	95,800
United Parcel Service, Inc., Class B	904,000	89,668
Verisk Analytics, Inc.	243,179	54,397
		19,833,489

Communication services 6.64%
Alphabet, Inc., Class C	19,237,318	6,036,670
Alphabet, Inc., Class A	13,833,846	4,329,994
Meta Platforms, Inc., Class A	6,750,752	4,456,104
Comcast Corp., Class A	28,132,986	840,895
Netflix, Inc. (a)	6,664,294	624,844
T-Mobile US, Inc.	1,883,669	382,460
ROBLOX Corp., Class A (a)	4,638,959	375,895
Walt Disney Co. (The)	3,000,000	341,310
Charter Communications, Inc., Class A (a)	1,245,116	259,918
AT&T, Inc.	9,887,394	245,603
		17,893,693

Health care 6.47%
Eli Lilly and Co.	2,505,005	2,692,079
UnitedHealth Group, Inc.	7,182,899	2,371,147
Vertex Pharmaceuticals, Inc. (a)	4,620,360	2,094,686
Amgen, Inc.	5,936,662	1,943,129
CVS Health Corp.	18,524,992	1,470,143
Abbott Laboratories	9,284,664	1,163,276
Gilead Sciences, Inc.	9,177,878	1,126,493
AbbVie, Inc.	2,670,674	610,222
Thermo Fisher Scientific, Inc.	1,052,788	610,038
AstraZeneca PLC	3,225,565	594,123
Danaher Corp.	1,743,401	399,099
Illumina, Inc. (a)	2,590,186	339,729
Royalty Pharma PLC, Class A	8,019,656	309,879
Molina Healthcare, Inc. (a)	1,774,352	307,921
Cigna Group (The)	941,627	259,164

American Balanced Fund	2

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Johnson & Johnson	1,125,114	$232,842
EssilorLuxottica SA	432,561	136,765
Cooper Cos., Inc. (a)	1,634,000	133,923
Medline, Inc., Class A (a)	2,989,714	125,568
Medtronic PLC	1,300,000	124,878
Novo Nordisk AS, Class B (ADR)	2,185,000	111,173
Align Technology, Inc. (a)	595,306	92,957
Elevance Health, Inc.	253,053	88,708
Humana, Inc.	239,972	61,464
Centene Corp. (a)	1,170,408	48,162
		17,447,568

Consumer staples 4.94%
Philip Morris International, Inc.	36,862,337	5,912,719
British American Tobacco PLC	40,240,899	2,280,759
British American Tobacco PLC (ADR)	10,954,538	620,246
Keurig Dr Pepper, Inc.	27,188,563	761,552
Nestle SA	6,631,995	659,177
US Foods Holding Corp. (a)	8,350,842	628,985
Constellation Brands, Inc., Class A	3,463,381	477,808
Hershey Co.	2,531,584	460,698
Mondelez International, Inc., Class A	5,959,978	320,826
Procter & Gamble Co.	1,496,864	214,515
Dollar Tree Stores, Inc. (a)	1,736,249	213,576
Church & Dwight Co., Inc.	2,300,202	192,872
Target Corp.	1,189,429	116,267
Altria Group, Inc.	1,929,740	111,269
Estee Lauder Cos., Inc. (The), Class A	980,124	102,638
General Mills, Inc.	1,922,252	89,385
Pernod Ricard SA (c)	1,005,786	86,104
Coca-Cola Co.	1,131,069	79,073
		13,328,469

Consumer discretionary 4.59%
Amazon.com, Inc. (a)	14,038,651	3,240,401
Starbucks Corp.	16,719,367	1,407,938
Home Depot, Inc.	3,637,190	1,251,557
D.R. Horton, Inc.	6,535,849	941,358
Chipotle Mexican Grill, Inc. (a)	24,905,247	921,494
NIKE, Inc., Class B	13,467,928	858,042
Royal Caribbean Cruises, Ltd.	2,465,236	687,604
Booking Holdings, Inc.	107,702	576,780
Aramark (b)	14,370,578	529,700
Darden Restaurants, Inc.	2,484,646	457,225
TJX Cos., Inc. (The)	2,923,198	449,032
Norwegian Cruise Line Holdings, Ltd. (a)	14,081,096	314,290
Restaurant Brands International, Inc.	4,583,976	312,765
Compagnie Financiere Richemont SA, Class A	886,941	191,416
Hilton Worldwide Holdings, Inc.	470,389	135,119
Vail Resorts, Inc. (c)	874,413	116,122
		12,390,843

Materials 2.44%
Wheaton Precious Metals Corp.	14,381,389	1,690,101
Royal Gold, Inc. (b)	4,269,700	949,111
Franco-Nevada Corp. (CAD denominated)	3,245,205	672,685
Vale SA (ADR), ordinary nominative shares	34,792,169	453,342
Albemarle Corp.	3,000,000	424,320
Linde PLC	833,149	355,246
Grupo Mexico, SAB de CV, Series B	37,571,000	354,752
Lundin Mining Corp.	16,432,775	353,187
Air Products and Chemicals, Inc.	1,334,891	329,745
Glencore PLC	43,710,146	237,772
Corteva, Inc.	3,401,867	228,027

3	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Nucor Corp.	1,318,767	$215,104
Rio Tinto PLC	2,000,000	159,570
LyondellBasell Industries NV	3,561,279	154,203
		6,577,165

Energy 1.77%
Canadian Natural Resources, Ltd. (CAD denominated)	38,909,919	1,317,928
Baker Hughes Co., Class A	17,907,506	815,508
Chevron Corp.	5,297,139	807,337
EOG Resources, Inc.	5,974,343	627,366
Exxon Mobil Corp.	4,401,993	529,736
Cenovus Energy, Inc. (CAD denominated)	20,174,800	341,305
ConocoPhillips	1,604,453	150,193
Halliburton Co.	4,689,996	132,539
EQT Corp.	1,141,267	61,172
		4,783,084

Utilities 1.57%
Constellation Energy Corp.	2,965,353	1,047,570
CenterPoint Energy, Inc.	23,289,036	892,902
Sempra	7,400,736	653,411
Southern Co. (The)	5,676,356	494,978
FirstEnergy Corp.	7,617,410	341,031
Atmos Energy Corp.	1,514,946	253,950
DTE Energy Co.	1,763,905	227,509
Engie SA	6,342,305	166,762
PG&E Corp.	9,182,792	147,568
		4,225,681

Real estate 0.79%
Welltower, Inc. REIT	6,333,708	1,175,600
Extra Space Storage, Inc. REIT	2,091,180	272,313
Simon Property Group, Inc. REIT	1,407,439	260,531
American Tower Corp. REIT	1,104,972	194,000
Rexford Industrial Realty, Inc. REIT	2,069,500	80,131
Alexandria Real Estate Equities, Inc. REIT	1,604,333	78,516
Crown Castle, Inc. REIT	802,672	71,334
		2,132,425
Total common stocks (cost: $84,509,049,000)		176,165,120
Preferred securities 0.11%
Information technology 0.11%
Strategy, Inc., 10.50% perpetual convertible preferred shares (c)	1,540,000	152,144
Strategy, Inc., 10.00% perpetual bonds cumulative preferred shares	1,345,700	135,983
Total preferred securities (cost: $236,147,000)		288,127
Convertible stocks 0.50%
Industrials 0.33%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	12,747,346	880,332

Materials 0.08%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,824,692	227,148

Information technology 0.06%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028 (c)	2,916,000	169,945

American Balanced Fund	4

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.03%
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,895,300	$77,707
Total convertible stocks (cost: $1,186,540,000)		1,355,132
Bonds, notes & other debt instruments 28.49%	Principal amount (000)
Mortgage-backed obligations 9.69%
Federal agency mortgage-backed obligations 7.73%
Fannie Mae Pool #BE7150 3.50% 2/1/2032 (d)	USD67	67
Fannie Mae Pool #357399 5.50% 6/1/2033 (d)	36	37
Fannie Mae Pool #AS0727 3.50% 10/1/2033 (d)	47	46
Fannie Mae Pool #555880 5.50% 11/1/2033 (d)	423	435
Fannie Mae Pool #555956 5.50% 12/1/2033 (d)	377	388
Fannie Mae Pool #MA2138 3.50% 1/1/2035 (d)	94	91
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (d)	34,906	33,383
Fannie Mae Pool #AA0914 5.00% 7/1/2035 (d)	110	112
Fannie Mae Pool #745092 6.50% 7/1/2035 (d)	384	403
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (d)	1,321	1,254
Fannie Mae Pool #887695 6.00% 6/1/2036 (d)	189	200
Fannie Mae Pool #888292 6.00% 3/1/2037 (d)	1,169	1,237
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (d)	1,436	1,359
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (d)	4,126	3,906
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (d)	1,259	1,191
Fannie Mae Pool #256860 6.50% 8/1/2037 (d)	160	168
Fannie Mae Pool #888746 6.50% 10/1/2037 (d)	325	340
Fannie Mae Pool #MA3280 3.50% 2/1/2038 (d)	77	74
Fannie Mae Pool #889658 6.50% 6/1/2038 (d)	396	422
Fannie Mae Pool #MA3412 3.50% 7/1/2038 (d)	192	186
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (d)	61	62
Fannie Mae Pool #FM1441 3.50% 8/1/2039 (d)	302	291
Fannie Mae Pool #AD0679 5.50% 10/1/2039 (d)	11	11
Fannie Mae Pool #932752 5.00% 4/1/2040 (d)	219	225
Fannie Mae Pool #AD8536 5.00% 8/1/2040 (d)	751	772
Fannie Mae Pool #AE3049 4.50% 9/1/2040 (d)	1,343	1,354
Fannie Mae Pool #AE2513 5.00% 9/1/2040 (d)	562	578
Fannie Mae Pool #AE4689 5.00% 9/1/2040 (d)	229	234
Fannie Mae Pool #AE0395 4.50% 10/1/2040 (d)	1,688	1,701
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (d)	1,057	1,065
Fannie Mae Pool #AH3575 4.50% 1/1/2041 (d)	1,864	1,878
Fannie Mae Pool #AH9370 5.00% 4/1/2041 (d)	235	241
Fannie Mae Pool #AH9420 5.00% 4/1/2041 (d)	130	135
Fannie Mae Pool #AI2503 4.00% 5/1/2041 (d)	1,401	1,372
Fannie Mae Pool #AI0582 5.00% 5/1/2041 (d)	198	205
Fannie Mae Pool #AH9938 5.00% 5/1/2041 (d)	133	136
Fannie Mae Pool #AI1865 5.00% 5/1/2041 (d)	15	16
Fannie Mae Pool #AI4289 5.00% 6/1/2041 (d)	184	190
Fannie Mae Pool #AH5452 5.00% 6/1/2041 (d)	96	99
Fannie Mae Pool #AI4296 5.00% 6/1/2041 (d)	51	53
Fannie Mae Pool #AI4563 5.00% 6/1/2041 (d)	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (d)	24,122	21,089
Fannie Mae Pool #AI5589 4.50% 7/1/2041 (d)	26	26
Fannie Mae Pool #AI8121 5.00% 7/1/2041 (d)	531	546
Fannie Mae Pool #AI7218 5.00% 7/1/2041 (d)	268	274
Fannie Mae Pool #AI6576 5.00% 7/1/2041 (d)	65	67
Fannie Mae Pool #MA0791 5.00% 7/1/2041 (d)	63	65
Fannie Mae Pool #AI7058 5.00% 7/1/2041 (d)	42	43
Fannie Mae Pool #AI3894 5.00% 8/1/2041 (d)	215	221
Fannie Mae Pool #AI7159 5.00% 9/1/2041 (d)	97	100
Fannie Mae Pool #AJ1422 5.00% 9/1/2041 (d)	2	3
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (d)	92,622	78,206
Fannie Mae Pool #AQ9302 3.50% 1/1/2043 (d)	396	378
Fannie Mae Pool #AT7696 3.50% 6/1/2043 (d)	3,967	3,779
Fannie Mae Pool #AT7689 3.50% 6/1/2043 (d)	1,366	1,303
Fannie Mae Pool #AT7680 3.50% 6/1/2043 (d)	549	523
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (d)	174	170
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (d)	118	115

5	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (d)	USD112	$110
Fannie Mae Pool #AV1538 4.50% 11/1/2043 (d)	3,068	3,077
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (d)	59,604	56,612
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (d)	4,059	3,860
Fannie Mae Pool #AL9499 3.50% 1/1/2046 (d)	3,684	3,501
Fannie Mae Pool #AS6789 3.50% 3/1/2046 (d)	3,998	3,792
Fannie Mae Pool #MA2608 3.00% 5/1/2046 (d)	938	854
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (d)	6,956	6,604
Fannie Mae Pool #AS7168 3.50% 5/1/2046 (d)	2,887	2,731
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (d)	317	305
Fannie Mae Pool #MA2771 3.00% 10/1/2046 (d)	879	797
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (d)	40,864	39,649
Fannie Mae Pool #FM2795 3.00% 11/1/2046 (d)	2,837	2,580
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (d)	2,184	2,006
Fannie Mae Pool #BD9665 4.00% 11/1/2046 (d)	766	741
Fannie Mae Pool #BC9081 3.00% 12/1/2046 (d)	16,614	14,858
Fannie Mae Pool #BE3151 3.50% 1/1/2047 (d)	883	835
Fannie Mae Pool #BE3162 3.50% 1/1/2047 (d)	763	720
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (d)	867	743
Fannie Mae Pool #BE9242 4.50% 3/1/2047 (d)	20	19
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (d)	1,930	1,597
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (d)	2,680	2,458
Fannie Mae Pool #BD7156 4.00% 4/1/2047 (d)	33,738	32,692
Fannie Mae Pool #BM1653 4.00% 6/1/2047 (d)	68,199	66,091
Fannie Mae Pool #BH7779 3.50% 8/1/2047 (d)	21	20
Fannie Mae Pool #256893 7.00% 8/1/2047 (d)	5	6
Fannie Mae Pool #BH4022 3.50% 9/1/2047 (d)	12,293	11,551
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (d)	14,377	13,902
Fannie Mae Pool #BH6387 3.50% 10/1/2047 (d)	335	314
Fannie Mae Pool #MA3149 4.00% 10/1/2047 (d)	9,672	9,355
Fannie Mae Pool #CA0623 4.50% 10/1/2047 (d)	2,007	2,000
Fannie Mae Pool #256975 7.00% 10/1/2047 (d)	35	35
Fannie Mae Pool #920015 7.00% 10/1/2047 (d)	15	16
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (d)	3,511	3,296
Fannie Mae Pool #MA3183 4.00% 11/1/2047 (d)	2,377	2,299
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (d)	2,259	2,188
Fannie Mae Pool #257030 6.50% 11/1/2047 (d)	42	43
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (d)	5,660	5,335
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (d)	4,899	4,868
Fannie Mae Pool #BM3332 3.50% 1/1/2048 (d)	1,049	988
Fannie Mae Pool #BJ4342 4.00% 1/1/2048 (d)	217	210
Fannie Mae Pool #CA1015 4.00% 1/1/2048 (d)	47	46
Fannie Mae Pool #BJ8318 4.50% 1/1/2048 (d)	80	80
Fannie Mae Pool #BK1198 4.00% 2/1/2048 (d)	560	541
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (d)	36	34
Fannie Mae Pool #BK1135 4.50% 2/1/2048 (d)	346	344
Fannie Mae Pool #BM3714 3.50% 3/1/2048 (d)	4,118	3,878
Fannie Mae Pool #BJ6760 3.50% 3/1/2048 (d)	3,113	2,938
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (d)	7,069	6,646
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (d)	109	105
Fannie Mae Pool #BJ9260 4.00% 4/1/2048 (d)	12	12
Fannie Mae Pool #BM4033 3.50% 5/1/2048 (d)	15,393	14,495
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (d)	4,311	4,285
Fannie Mae Pool #BW9776 3.00% 6/1/2048 (d)	93	83
Fannie Mae Pool #BJ5829 4.50% 6/1/2048 (d)	49	48
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (d)	50,445	45,726
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (d)	20,649	19,438
Fannie Mae Pool #BM2007 4.00% 9/1/2048 (d)	366	354
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (d)	151	146
Fannie Mae Pool #BF0323 3.00% 11/1/2048 (d)	21,811	19,771
Fannie Mae Pool #BF0325 3.50% 11/1/2048 (d)	26,725	25,157
Fannie Mae Pool #CA2642 4.50% 11/1/2048 (d)	155	154
Fannie Mae Pool #CA3068 3.50% 2/1/2049 (d)	4,448	4,192
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (d)	213	205
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (d)	15,401	14,633
Fannie Mae Pool #CA3503 4.00% 5/1/2049 (d)	4	4

American Balanced Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (d)	USD3,650	$3,318
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (d)	2,454	2,235
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (d)	686	651
Fannie Mae Pool #CA4079 3.50% 8/1/2049 (d)	14,663	13,713
Fannie Mae Pool #BO1345 3.50% 8/1/2049 (d)	23	22
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (d)	1,132	1,092
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (d)	131	126
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (d)	18,245	17,193
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (d)	752	713
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (d)	2,559	2,475
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (d)	134	129
Fannie Mae Pool #CA4533 3.00% 11/1/2049 (d)	26,957	24,489
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (d)	14,715	13,328
Fannie Mae Pool #BO4808 3.00% 12/1/2049 (d)	10,532	9,500
Fannie Mae Pool #CA4800 3.50% 12/1/2049 (d)	41,083	38,877
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (d)	1,066	904
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (d)	765	654
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (d)	13,080	11,092
Fannie Mae Pool #BP5843 2.50% 5/1/2050 (d)	71	61
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (d)	36,829	31,829
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	3,427	2,906
Fannie Mae Pool #CA6078 2.50% 6/1/2050 (d)	769	653
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (d)	151	128
Fannie Mae Pool #CA6087 3.00% 6/1/2050 (d)	38,992	34,667
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (d)	2,758	2,338
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (d)	2,510	2,128
Fannie Mae Pool #CA6289 2.50% 7/1/2050 (d)	489	415
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (d)	5,126	4,553
Fannie Mae Pool #CA6579 2.00% 8/1/2050 (d)	37,686	31,149
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (d)	16,035	13,113
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (d)	32,285	27,914
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (d)	8,894	7,551
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (d)	8,177	6,934
Fannie Mae Pool #CA6603 2.50% 8/1/2050 (d)	6,666	5,653
Fannie Mae Pool #MA4096 2.50% 8/1/2050 (d)	2,347	2,007
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (d)	1,929	1,638
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (d)	690	585
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (d)	2,929	2,602
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (d)	78,302	64,063
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (d)	23,189	18,817
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (d)	5,083	4,157
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (d)	46	38
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (d)	1,815	1,571
Fannie Mae Pool #CA6996 2.50% 9/1/2050 (d)	1,704	1,447
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (d)	648	549
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (d)	300	255
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (d)	23,344	21,015
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (d)	1,567	1,401
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (d)	51,436	42,633
Fannie Mae Pool #FP0053 2.00% 10/1/2050 (d)	46,819	38,276
Fannie Mae Pool #MA4158 2.00% 10/1/2050 (d)	42,588	34,799
Fannie Mae Pool #FP0051 2.00% 10/1/2050 (d)	28,743	23,612
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (d)	1,625	1,376
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (d)	1,516	1,285
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (d)	745	633
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (d)	187	159
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (d)	4,459	3,960
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (d)	512	415
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (d)	30,392	26,345
Fannie Mae Pool #BQ9030 2.50% 11/1/2050 (d)	10,603	9,056
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (d)	7,872	6,762
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (d)	5,217	4,431
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (d)	299	254
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (d)	153	131
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (d)	107	91
Fannie Mae Pool #CA7606 3.00% 11/1/2050 (d)	19,073	17,259

7	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (d)	USD49,253	$40,245
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (d)	46,358	37,621
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (d)	10,111	8,310
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (d)	938	762
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (d)	295	240
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (d)	22,425	19,238
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (d)	14,025	12,032
Fannie Mae Pool #FM5173 2.50% 12/1/2050 (d)	1,691	1,458
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (d)	26,047	23,714
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (d)	8,252	7,469
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (d)	3,134	2,784
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	1,321	1,313
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (d)	57,736	47,152
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (d)	2,481	2,014
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (d)	1,277	1,037
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (d)	663	537
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (d)	41,139	35,292
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (d)	3,321	2,868
Fannie Mae Pool #BR0751 2.50% 1/1/2051 (d)	1,022	865
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (d)	354	300
Fannie Mae Pool #CA8607 2.50% 1/1/2051 (d)	257	219
Fannie Mae Pool #BR0757 2.50% 1/1/2051 (d)	65	56
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (d)	69,073	62,174
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (d)	26,958	23,957
Fannie Mae Pool #CA8645 4.00% 1/1/2051 (d)	19	19
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (d)	21,865	17,962
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (d)	21,337	17,536
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (d)	12,190	10,058
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (d)	2,489	2,014
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (d)	1,064	861
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (d)	930	753
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (d)	288	234
Fannie Mae Pool #BR4014 2.00% 2/1/2051 (d)	258	209
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (d)	32,602	27,598
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (d)	20,189	17,391
Fannie Mae Pool #FS3207 2.50% 2/1/2051 (d)	4,729	4,014
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (d)	1,932	1,649
Fannie Mae Pool #FM5778 2.50% 2/1/2051 (d)	1,756	1,515
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (d)	946	803
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (d)	241	205
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (d)	119	101
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (d)	115	98
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (d)	67	57
Fannie Mae Pool #CA8870 3.00% 2/1/2051 (d)	92,596	83,483
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (d)	15,757	13,957
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (d)	1,086	977
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (d)	984	797
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (d)	446	361
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (d)	27,342	23,146
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (d)	3,832	3,275
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (d)	706	598
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (d)	653	553
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (d)	78	66
Fannie Mae Pool #CB0090 2.00% 4/1/2051 (d)	176,052	143,434
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (d)	62,363	50,867
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (d)	6,938	5,616
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (d)	1,427	1,164
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (d)	879	711
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (d)	649	525
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (d)	12,907	10,926
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (d)	10,932	9,334
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (d)	1,146	970
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (d)	575	488
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (d)	478	406
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (d)	392	332
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (d)	377	319

American Balanced Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (d)	USD30	$26
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (d)	33,543	29,954
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (d)	4,062	3,637
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (d)	910	808
Fannie Mae Pool #CB0496 2.00% 5/1/2051 (d)	40,909	33,418
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (d)	33,952	27,662
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (d)	3,467	2,807
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (d)	841	686
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (d)	673	545
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (d)	502	406
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (d)	429	347
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (d)	150,042	128,499
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (d)	16,780	14,204
Fannie Mae Pool #BR8793 2.50% 5/1/2051 (d)	15,790	13,366
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (d)	7,421	6,298
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (d)	5,976	5,058
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (d)	997	844
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (d)	745	630
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (d)	294	249
Fannie Mae Pool #CB0456 2.50% 5/1/2051 (d)	272	231
Fannie Mae Pool #FA1024 2.50% 5/1/2051 (d)	228	194
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (d)	228	193
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (d)	132	112
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (d)	46	39
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (d)	35	29
Fannie Mae Pool #BR9540 4.00% 5/1/2051 (d)	2,129	2,099
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (d)	16,089	13,311
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (d)	660	534
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (d)	19,566	16,563
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (d)	17,125	14,534
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (d)	3,728	3,156
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (d)	476	406
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (d)	3,045	2,719
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (d)	1,540	1,364
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (d)	47,482	38,798
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (d)	18,809	15,291
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (d)	133,590	113,086
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (d)	24,853	21,238
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (d)	10,902	9,229
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (d)	9,176	7,768
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (d)	2,636	2,241
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (d)	2,273	1,924
Fannie Mae Pool #FM7957 2.50% 7/1/2051 (d)	526	453
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (d)	73	62
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (d)	847	751
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (d)	5,737	4,644
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (d)	4,478	3,625
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (d)	972	787
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (d)	613	496
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (d)	990	838
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (d)	854	729
Fannie Mae Pool #FM8247 2.50% 8/1/2051 (d)	747	643
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (d)	685	584
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (d)	106	90
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (d)	59,683	53,713
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (d)	40,858	37,065
Fannie Mae Pool #FS5081 3.00% 8/1/2051 (d)	13,408	12,111
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (d)	3,153	2,793
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (d)	62,808	60,665
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (d)	6,784	5,743
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (d)	4,342	3,675
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (d)	4,262	3,617
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (d)	3,857	3,273
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (d)	3,686	3,121
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (d)	3,007	2,554
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (d)	2,399	2,035

9	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (d)	USD2,233	$1,902
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (d)	1,632	1,390
Fannie Mae Pool #CB1566 2.50% 9/1/2051 (d)	698	593
Fannie Mae Pool #BU0464 2.50% 9/1/2051 (d)	166	140
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (d)	20	17
Fannie Mae Pool #MA4415 3.00% 9/1/2051 (d)	3,106	2,761
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (d)	20,278	17,165
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (d)	2,066	1,753
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (d)	1,025	868
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (d)	984	835
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (d)	373	316
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (d)	229	195
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (d)	77	65
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (d)	36	30
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (d)	33	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (d)	22,199	19,823
Fannie Mae Pool #FM9419 3.00% 10/1/2051 (d)	381	338
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (d)	8,564	6,959
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (d)	7,756	6,278
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (d)	6,522	5,301
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (d)	2,467	1,997
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (d)	778	630
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (d)	6,378	5,399
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (d)	831	706
Fannie Mae Pool #MA4466 2.50% 11/1/2051 (d)	18	16
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (d)	34,373	30,876
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (d)	22,914	20,455
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (d)	15,010	13,533
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (d)	6,860	6,079
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (d)	665	589
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (d)	91	81
Fannie Mae Pool #BU3349 3.50% 11/1/2051 (d)	32	30
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (d)	3,960	3,205
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (d)	1,603	1,298
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (d)	67,144	57,790
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (d)	65,283	56,259
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (d)	36,114	31,062
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	35,174	29,849
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (d)	31,477	27,109
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (d)	24,701	21,303
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (d)	24,591	21,226
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (d)	11,192	9,642
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (d)	4,889	4,139
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (d)	2,194	1,870
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (d)	1,644	1,395
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (d)	974	826
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (d)	687	583
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (d)	242	205
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (d)	121	103
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (d)	75	64
Fannie Mae Pool #CB2376 2.50% 12/1/2051 (d)	18	16
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (d)	7,689	6,816
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (d)	2,151	1,906
Fannie Mae Pool #BU7740 3.00% 12/1/2051 (d)	278	247
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (d)	123	109
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (d)	7,805	6,607
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (d)	2,220	1,882
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (d)	2,000	1,697
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (d)	1,972	1,673
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (d)	1,727	1,462
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (d)	1,574	1,341
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (d)	1,046	889
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (d)	275	234
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (d)	157	133
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (d)	122	103
Fannie Mae Pool #FS1648 2.50% 1/1/2052 (d)	113	96

American Balanced Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV0761 2.50% 1/1/2052 (d)	USD113	$96
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (d)	77	65
Fannie Mae Pool #BU7552 2.50% 1/1/2052 (d)	23	20
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (d)	28,304	25,274
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (d)	3,304	2,931
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (d)	2,623	2,323
Fannie Mae Pool #FS3826 3.00% 1/1/2052 (d)	34	30
Fannie Mae Pool #BV2890 3.00% 1/1/2052 (d)	27	24
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (d)	5,256	4,954
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (d)	796	744
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (d)	70,305	56,920
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (d)	37,681	30,509
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (d)	11,433	9,326
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (d)	942	762
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (d)	5,339	4,521
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (d)	2,645	2,243
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (d)	951	807
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (d)	888	756
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (d)	561	476
Fannie Mae Pool #BT2176 2.50% 2/1/2052 (d)	477	405
Fannie Mae Pool #BV3722 2.50% 2/1/2052 (d)	259	219
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (d)	71	61
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (d)	64	54
Fannie Mae Pool #BV4126 2.50% 2/1/2052 (d)	57	48
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (d)	52	44
Fannie Mae Pool #BV2255 2.50% 2/1/2052 (d)	22	19
Fannie Mae Pool #CB2882 3.00% 2/1/2052 (d)	22,794	20,509
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (d)	8,655	7,835
Fannie Mae Pool #CB2896 3.00% 2/1/2052 (d)	3,977	3,522
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (d)	699	619
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (d)	8,536	6,911
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (d)	1,264	1,076
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (d)	983	832
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (d)	716	608
Fannie Mae Pool #CB3049 2.50% 3/1/2052 (d)	190	161
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (d)	183	155
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (d)	101	86
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (d)	88	75
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (d)	23,131	20,553
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (d)	21,095	18,685
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (d)	1,000	886
Fannie Mae Pool #BV4149 3.00% 3/1/2052 (d)	958	849
Fannie Mae Pool #FS1169 3.00% 3/1/2052 (d)	219	194
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (d)	175	156
Fannie Mae Pool #BU8883 3.00% 3/1/2052 (d)	77	68
Fannie Mae Pool #FS5326 3.00% 3/1/2052 (d)	53	47
Fannie Mae Pool #FS1372 3.00% 3/1/2052 (d)	— (e)	— (e)
Fannie Mae Pool #CB3126 3.50% 3/1/2052 (d)	6,704	6,276
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (d)	369	342
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (d)	30,340	24,598
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	16,053	13,026
Fannie Mae Pool #BT4443 2.00% 4/1/2052 (d)	501	407
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (d)	494	401
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (d)	150	121
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (d)	52	42
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (d)	33	26
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (d)	48,430	40,995
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (d)	18,222	15,460
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (d)	3,106	2,643
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (d)	2,729	2,319
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (d)	1,404	1,195
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (d)	503	428
Fannie Mae Pool #CB3356 2.50% 4/1/2052 (d)	456	388
Fannie Mae Pool #BV2996 2.50% 4/1/2052 (d)	283	241
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (d)	75	64
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (d)	67	57

11	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (d)	USD65	$55
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (d)	982	870
Fannie Mae Pool #BU9251 3.00% 4/1/2052 (d)	305	271
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (d)	114	101
Fannie Mae Pool #BV7709 3.00% 4/1/2052 (d)	47	42
Fannie Mae Pool #FS1180 3.50% 4/1/2052 (d)	68,233	63,876
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (d)	943	875
Fannie Mae Pool #BV0242 3.50% 4/1/2052 (d)	161	150
Fannie Mae Pool #FS1206 3.50% 4/1/2052 (d)	139	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (d)	4,624	4,417
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	36,364	29,549
Fannie Mae Pool #BV7517 2.00% 5/1/2052 (d)	28	22
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (d)	10,980	9,345
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (d)	9,672	8,212
Fannie Mae Pool #BW5602 2.50% 5/1/2052 (d)	742	630
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (d)	441	375
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (d)	126	107
Fannie Mae Pool #BV5577 2.50% 5/1/2052 (d)	95	81
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (d)	63	53
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (d)	11,419	10,114
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (d)	271	240
Fannie Mae Pool #CB3584 3.00% 5/1/2052 (d)	204	181
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (d)	64	57
Fannie Mae Pool #BW0656 3.50% 5/1/2052 (d)	239	222
Fannie Mae Pool #BV7810 3.50% 5/1/2052 (d)	143	132
Fannie Mae Pool #FS1834 4.00% 5/1/2052 (d)	36,017	34,396
Fannie Mae Pool #CB3620 4.00% 5/1/2052 (d)	9,165	8,806
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (d)	22	21
Fannie Mae Pool #CB3653 5.00% 5/1/2052 (d)	25	25
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (d)	9,166	7,428
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (d)	582	471
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (d)	48	39
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (d)	11,161	9,496
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (d)	4,000	3,390
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (d)	259	220
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (d)	231	197
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (d)	49	41
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (d)	14,910	13,210
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (d)	1,475	1,307
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (d)	425	376
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (d)	211	187
Fannie Mae Pool #CB3996 3.00% 6/1/2052 (d)	31	27
Fannie Mae Pool #BV7814 3.50% 6/1/2052 (d)	380	352
Fannie Mae Pool #BV7809 3.50% 6/1/2052 (d)	128	119
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (d)	12,813	12,235
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (d)	9,559	9,129
Fannie Mae Pool #BV9955 4.00% 6/1/2052 (d)	26	25
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (d)	18,920	15,335
Fannie Mae Pool #BV7823 2.00% 7/1/2052 (d)	1,332	1,084
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (d)	111,961	94,942
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (d)	108,987	92,257
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (d)	13,957	11,871
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (d)	3,737	3,169
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (d)	1,612	1,370
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (d)	677	574
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (d)	272	231
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (d)	45	39
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (d)	786	696
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (d)	6,099	5,656
Fannie Mae Pool #FS5139 3.50% 7/1/2052 (d)	975	904
Fannie Mae Pool #CB4119 4.00% 7/1/2052 (d)	117,980	113,043
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (d)	14,133	13,495
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (d)	827	790
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (d)	1,488	1,265
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (d)	116	99
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (d)	6,710	5,943

American Balanced Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4747 3.50% 8/1/2052 (d)	USD9,593	$8,940
Fannie Mae Pool #FS3540 3.50% 8/1/2052 (d)	1,422	1,319
Fannie Mae Pool #FS6597 3.50% 8/1/2052 (d)	290	269
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (d)	2,989	2,855
Fannie Mae Pool #BT8308 4.50% 8/1/2052 (d)	123	120
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (d)	7,885	7,966
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (d)	127	132
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (d)	623	530
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (d)	482	410
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (d)	4,285	4,090
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (d)	2,204	2,101
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (d)	26,561	26,198
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (d)	35,382	35,652
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	221,603	179,989
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (d)	25	24
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	19,247	19,317
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (d)	6,504	6,625
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (d)	5,945	6,057
Fannie Mae Pool #CB5266 4.50% 11/1/2052 (d)	115,250	112,989
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (d)	43,073	42,275
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	10,645	10,437
Fannie Mae Pool #BX2812 5.00% 11/1/2052 (d)	15,667	15,703
Fannie Mae Pool #BX5583 5.00% 12/1/2052 (d)	1,797	1,806
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	40,400	41,197
Fannie Mae Pool #BX4004 5.50% 12/1/2052 (d)	1,051	1,069
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (d)	783	798
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (d)	563	573
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (d)	196	187
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (d)	11,938	11,707
Fannie Mae Pool #BT8033 5.00% 1/1/2053 (d)	16,625	16,661
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (d)	7,810	7,841
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (d)	620	633
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (d)	446	454
Fannie Mae Pool #BX6108 5.50% 1/1/2053 (d)	55	56
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (d)	142	121
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (d)	386	368
Fannie Mae Pool #BW5132 4.00% 2/1/2053 (d)	95	90
Fannie Mae Pool #MA4917 4.50% 2/1/2053 (d)	156	153
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	12,383	12,574
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (d)	1,061	1,079
Fannie Mae Pool #FS4024 5.50% 2/1/2053 (d)	451	460
Fannie Mae Pool #BW5124 5.50% 2/1/2053 (d)	66	67
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (d)	27,552	28,873
Fannie Mae Pool #FS4225 6.00% 2/1/2053 (d)	567	585
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (d)	179	186
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (d)	23	22
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (d)	2,183	2,084
Fannie Mae Pool #MA4962 4.00% 3/1/2053 (d)	637	606
Fannie Mae Pool #BX7774 5.50% 3/1/2053 (d)	8,521	8,693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	3,658	3,738
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (d)	2,815	2,872
Fannie Mae Pool #BX7782 5.50% 3/1/2053 (d)	1,498	1,525
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (d)	164	167
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	16,278	16,873
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (d)	1,000	886
Fannie Mae Pool #BW4879 3.00% 4/1/2053 (d)	184	163
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (d)	5,102	4,847
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (d)	4,782	4,557
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (d)	2,768	2,708
Fannie Mae Pool #BW5269 4.50% 4/1/2053 (d)	1,077	1,054
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (d)	28,327	28,377
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	4,099	4,174
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (d)	2,572	2,618
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (d)	2,453	2,495
Fannie Mae Pool #BY0667 5.50% 4/1/2053 (d)	826	841
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (d)	709	723

13	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (d)	USD409	$416
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (d)	120	122
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (d)	61	52
Fannie Mae Pool #BW4940 4.00% 5/1/2053 (d)	1,372	1,309
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (d)	370	352
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (d)	2,550	2,499
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	35,775	35,883
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	6,566	6,597
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (d)	7,281	7,408
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	5,681	5,784
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (d)	3,913	3,980
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (d)	2,877	2,947
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	1,079	1,095
Fannie Mae Pool #BY4413 5.50% 5/1/2053 (d)	295	300
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (d)	3,016	2,556
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (d)	2,950	2,613
Fannie Mae Pool #BY4220 4.00% 6/1/2053 (d)	539	513
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (d)	40,679	40,787
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	55,421	56,274
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (d)	14,230	14,472
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	3,526	3,589
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (d)	323	330
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	5,163	5,412
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	1,882	1,961
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	1,459	1,528
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (d)	36	31
Fannie Mae Pool #BW9645 3.00% 7/1/2053 (d)	1,796	1,591
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (d)	15,717	14,947
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	971	924
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (d)	118,463	116,049
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (d)	3,374	3,301
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	35,764	36,397
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (d)	6,248	6,546
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (d)	5,228	5,116
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (d)	85	87
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	9,390	9,578
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	2,669	2,747
Fannie Mae Pool #FS5850 6.00% 9/1/2053 (d)	233	240
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	4,780	4,863
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (d)	73,618	75,879
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	7,241	7,455
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (d)	57,672	57,745
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (d)	67,557	68,722
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	5,312	5,402
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	8,653	8,906
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (d)	63	65
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	2,693	2,812
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (d)	89	93
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (d)	4,571	4,344
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (d)	376	357
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (d)	7,904	8,037
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (d)	217	220
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (d)	11,068	11,409
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (d)	16,126	16,788
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	3,214	3,382
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (d)	1,552	1,633
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (d)	809	689
Fannie Mae Pool #FS7058 2.50% 1/1/2054 (d)	236	200
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (d)	19,457	20,060
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (d)	182	188
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	31,742	33,043
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	1,451	1,521
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (d)	9,258	9,250
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	7,706	7,827
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	378	384
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	15,237	15,693

American Balanced Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	USD3,992	$4,105
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	3,158	3,273
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	7,815	8,125
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (d)	6,941	7,286
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (d)	2,219	2,336
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (d)	7,420	7,267
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (d)	6,464	6,575
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (d)	587	596
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	307	312
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (d)	50,478	52,321
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	20,909	21,595
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	194	200
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (d)	2,966	3,115
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (d)	8,354	8,499
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (d)	3,583	3,754
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (d)	51,648	52,870
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (d)	2,562	2,606
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	1,377	1,416
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	15,411	15,646
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	7,210	7,369
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	13,740	14,162
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	11,485	11,904
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	4,909	5,047
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	4,321	4,487
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (d)	6,114	6,355
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (d)	1,184	1,233
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	909	948
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	12,828	13,026
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	12,046	12,289
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	10,582	10,813
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,694	1,728
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	47,242	48,828
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	17,169	17,873
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	9,846	10,171
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	9,204	9,456
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	7,601	7,838
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	5,291	5,495
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	3,653	3,753
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	3,556	3,653
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	3,035	3,119
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (d)	1,177	1,209
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (d)	142	146
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (d)	8,734	9,174
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (d)	6,791	7,112
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	2,100	2,195
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	1,383	1,448
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (d)	435	453
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	379	396
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	229	240
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (d)	10,424	10,458
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	2,497	2,538
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	18,815	19,540
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	11,997	12,326
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	9,568	9,862
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	8,773	9,043
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	7,610	7,869
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	4,805	4,972
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	4,098	4,250
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	3,718	3,870
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (d)	3,180	3,275
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	2,122	2,182
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	795	817
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (d)	685	703
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	644	662
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	11,105	11,615
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	5,316	5,526

15	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	USD2,046	$2,143
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	40,549	41,180
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	38,822	39,646
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	22,877	23,319
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (d)	10,627	10,888
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	4,539	4,608
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	902	916
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	18,420	19,048
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (d)	11,533	11,849
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (d)	10,457	10,797
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (d)	6,185	6,391
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	1,333	1,375
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (d)	1,000	1,027
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (d)	488	502
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	376	387
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	16,253	16,894
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (d)	847	881
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (d)	14,762	15,218
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (d)	5,824	5,984
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	3,643	3,744
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (d)	31	32
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	1,364	1,433
Fannie Mae Pool #DC2693 4.00% 11/1/2054 (d)	1,969	1,869
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (d)	50	48
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	54,849	55,663
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	7,478	7,617
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (d)	14,755	15,233
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	1,428	1,469
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (d)	795	817
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (d)	690	655
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (d)	18,056	17,651
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (d)	6,519	6,380
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)	240	235
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (d)	12,362	12,403
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	15,013	15,290
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (d)	8,278	8,430
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (d)	6,238	6,353
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (d)	2,969	3,028
Fannie Mae Pool #DC6856 5.50% 12/1/2054 (d)	374	379
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (d)	28	28
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (d)	36,750	37,782
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (d)	33,770	35,023
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	10,282	10,563
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (d)	7,447	7,678
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	395	406
Fannie Mae Pool #CC0057 6.00% 12/1/2054 (d)	125	129
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (d)	120	124
Fannie Mae Pool #DC7498 6.00% 12/1/2054 (d)	100	103
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (d)	42	43
Fannie Mae Pool #FP0129 6.50% 12/1/2054 (d)	259	269
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)	46,890	44,517
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (d)	2,907	2,840
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (d)	22,255	22,329
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	45,635	46,308
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (d)	12,943	13,202
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (d)	39,492	40,798
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (d)	22,374	22,986
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	9,719	9,986
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (d)	1,000	1,028
Fannie Mae Pool #FA0815 6.00% 1/1/2055 (d)	775	796
Fannie Mae Pool #DD0829 6.00% 1/1/2055 (d)	318	327
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (d)	206	212
Fannie Mae Pool #DD0284 6.00% 1/1/2055 (d)	37	38
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (d)	44,641	46,512
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (d)	31,479	32,992
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	17	17

American Balanced Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	USD3,346	$3,395
Fannie Mae Pool #DD1746 5.50% 2/1/2055 (d)	462	472
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	72,743	74,732
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (d)	870	896
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (d)	843	866
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (d)	604	621
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (d)	1,000	1,039
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (d)	16,502	15,667
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	1,932	1,887
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	61,538	62,446
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	26,480	27,207
Fannie Mae Pool #DD6406 6.00% 3/1/2055 (d)	5,524	5,690
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (d)	864	895
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (d)	489	502
Fannie Mae Pool #190445 6.50% 3/1/2055 (d)	144,056	149,742
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	40,785	42,419
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	4,324	4,549
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	9,838	9,340
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	4,462	4,359
Fannie Mae Pool #DD7388 5.00% 4/1/2055 (d)	284	283
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	58,308	59,913
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	3,566	3,664
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (d)	653	671
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	3,683	3,496
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	3,110	3,104
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	99,217	101,950
Fannie Mae Pool #DD8503 6.00% 5/1/2055 (d)	980	1,007
Fannie Mae Pool #DD7081 6.00% 5/1/2055 (d)	92	94
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,586	1,582
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (d)	5,444	5,525
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	634	643
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (d)	68	70
Fannie Mae Pool #MA5757 4.00% 7/1/2055 (d)	4,962	4,710
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (d)	41,435	42,578
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (d)	27,502	28,258
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	69,459	72,189
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (d)	32,792	34,106
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (d)	35,275	36,088
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	1,458	1,479
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	17,732	18,454
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (d)	3,460	3,555
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (d)	17,779	18,565
Fannie Mae Pool #MA5819 4.00% 9/1/2055 (d)	29,709	28,198
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	3,244	3,291
Fannie Mae Pool #CC1176 7.00% 10/1/2055 (d)	268	282
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (d)	774	735
Fannie Mae Pool #DF7176 4.00% 12/1/2055 (d)	43	41
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (d)	5,311	5,041
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (d)	25,063	23,865
Fannie Mae Pool #BF0174 3.00% 2/1/2057 (d)	4,511	3,887
Fannie Mae Pool #BF0177 3.00% 2/1/2057 (d)	4,334	3,799
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (d)	92,088	84,739
Fannie Mae Pool #BF0189 3.00% 6/1/2057 (d)	6,957	6,098
Fannie Mae Pool #BF0219 3.50% 9/1/2057 (d)	20,723	19,043
Fannie Mae Pool #BF0226 3.50% 1/1/2058 (d)	5,897	5,428
Fannie Mae Pool #BF0262 3.00% 5/1/2058 (d)	348	305
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (d)	50,579	44,336
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (d)	2,700	2,664
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (d)	64,048	58,849
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (d)	42,930	37,413
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (d)	23,644	19,504
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (d)	43,782	37,881
Fannie Mae Pool #BF0547 3.00% 7/1/2061 (d)	26,844	23,859
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (d)	43,422	42,453
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (d)	14,137	12,232
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (d)	11,682	10,632

17	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (d)	USD13,988	$12,731
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (d)	26,073	24,601
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.478% 12/25/2026 (d)(f)	22,688	22,403
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (d)(f)	1,958	1,939
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.064% 6/25/2027 (d)(f)	1,891	1,870
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (d)	188	166
Freddie Mac Pool #ZA1927 5.00% 3/1/2026 (d)	— (e)	— (e)
Freddie Mac Pool #ZA1950 6.50% 8/1/2026 (d)	7	7
Freddie Mac Pool #ZS8832 5.00% 3/1/2027 (d)	— (e)	— (e)
Freddie Mac Pool #ZA1997 5.00% 4/1/2027 (d)	6	6
Freddie Mac Pool #C91130 6.50% 12/1/2027 (d)	14	15
Freddie Mac Pool #D97504 6.50% 12/1/2027 (d)	5	5
Freddie Mac Pool #C91150 6.50% 1/1/2028 (d)	18	18
Freddie Mac Pool #G16210 3.50% 6/1/2032 (d)	19	19
Freddie Mac Pool #ZA2384 3.50% 6/1/2035 (d)	136	133
Freddie Mac Pool #A56076 5.50% 1/1/2037 (d)	8	8
Freddie Mac Pool #C91917 3.00% 2/1/2037 (d)	5,066	4,828
Freddie Mac Pool #C91912 3.00% 2/1/2037 (d)	2,492	2,375
Freddie Mac Pool #G06028 5.50% 7/1/2037 (d)	117	121
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (d)	993	940
Freddie Mac Pool #G08248 5.50% 2/1/2038 (d)	31	33
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (d)	52	50
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (d)	5,158	4,909
Freddie Mac Pool #G04552 6.00% 9/1/2038 (d)	251	266
Freddie Mac Pool #G05979 5.50% 10/1/2038 (d)	14	15
Freddie Mac Pool #G05546 5.50% 7/1/2039 (d)	62	65
Freddie Mac Pool #A90351 4.50% 1/1/2040 (d)	94	95
Freddie Mac Pool #G05937 4.50% 8/1/2040 (d)	1,624	1,639
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (d)	80,736	70,883
Freddie Mac Pool #A97543 4.50% 3/1/2041 (d)	141	143
Freddie Mac Pool #A97669 4.50% 3/1/2041 (d)	116	117
Freddie Mac Pool #Q01190 4.50% 6/1/2041 (d)	68	68
Freddie Mac Pool #Q01160 5.00% 6/1/2041 (d)	111	115
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (d)	1,961	1,694
Freddie Mac Pool #Q03821 4.50% 10/1/2041 (d)	228	229
Freddie Mac Pool #Q03795 4.50% 10/1/2041 (d)	15	14
Freddie Mac Pool #Q11220 3.50% 9/1/2042 (d)	331	317
Freddie Mac Pool #V80026 3.00% 4/1/2043 (d)	21	19
Freddie Mac Pool #G07921 3.50% 4/1/2043 (d)	274	262
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (d)	165	161
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (d)	124	121
Freddie Mac Pool #Q26734 4.00% 6/1/2044 (d)	1,399	1,363
Freddie Mac Pool #SD0480 3.50% 6/1/2045 (d)	6,826	6,514
Freddie Mac Pool #760014 4.632% 8/1/2045 (d)(f)	539	540
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (d)	2,821	2,740
Freddie Mac Pool #G60344 4.00% 12/1/2045 (d)	2,659	2,590
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (d)	10,322	9,599
Freddie Mac Pool #Q40476 4.00% 4/1/2046 (d)	2,142	2,076
Freddie Mac Pool #Q40458 4.00% 4/1/2046 (d)	506	490
Freddie Mac Pool #G60744 3.50% 7/1/2046 (d)	1,352	1,281
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (d)	216	216
Freddie Mac Pool #V82628 4.00% 9/1/2046 (d)	6,209	6,015
Freddie Mac Pool #760015 4.021% 1/1/2047 (d)(f)	3,625	3,564
Freddie Mac Pool #G60928 4.50% 4/1/2047 (d)	1,854	1,854
Freddie Mac Pool #ZS4726 3.50% 7/1/2047 (d)	18	17
Freddie Mac Pool #G08775 4.00% 8/1/2047 (d)	8,497	8,200
Freddie Mac Pool #G61295 3.50% 9/1/2047 (d)	4,442	4,218
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (d)	114	107
Freddie Mac Pool #V83507 4.00% 10/1/2047 (d)	1,344	1,301
Freddie Mac Pool #G61733 3.00% 12/1/2047 (d)	13,211	12,084
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (d)	12,999	12,233
Freddie Mac Pool #G61662 3.50% 2/1/2048 (d)	4,171	3,936
Freddie Mac Pool #Q54547 4.00% 3/1/2048 (d)	6,728	6,508
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (d)	24	23
Freddie Mac Pool #G61628 3.50% 9/1/2048 (d)	4,599	4,344
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	2,078	2,068

American Balanced Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (d)	USD2,866	$2,769
Freddie Mac Pool #V85664 3.50% 6/1/2049 (d)	20,604	19,438
Freddie Mac Pool #SD7506 4.00% 9/1/2049 (d)	34,386	33,297
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (d)	7,044	6,636
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (d)	492	473
Freddie Mac Pool #QA5118 3.50% 12/1/2049 (d)	28,034	26,287
Freddie Mac Pool #QB1968 2.50% 7/1/2050 (d)	7,696	6,526
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (d)	2,724	2,310
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (d)	1,527	1,364
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (d)	12,846	10,529
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (d)	109	93
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (d)	45	38
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (d)	5,374	4,800
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (d)	13,298	10,925
Freddie Mac Pool #QB4072 2.50% 10/1/2050 (d)	1,889	1,604
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (d)	81,911	67,828
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (d)	75,720	61,856
Freddie Mac Pool #QB4886 2.00% 11/1/2050 (d)	330	267
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (d)	16,533	14,184
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (d)	15,422	13,210
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (d)	1,482	1,199
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (d)	355	288
Freddie Mac Pool #QB6100 2.00% 12/1/2050 (d)	193	156
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (d)	7,711	6,534
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (d)	330	282
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (d)	18,920	15,538
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (d)	577	468
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (d)	13,290	10,954
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (d)	4,927	4,021
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (d)	949	768
Freddie Mac Pool #SD1729 2.50% 2/1/2051 (d)	40,549	34,777
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (d)	65	56
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (d)	39,496	32,215
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (d)	414	351
Freddie Mac Pool #SD0578 2.50% 3/1/2051 (d)	65	55
Freddie Mac Pool #RA4912 3.00% 3/1/2051 (d)	923	818
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (d)	12,008	10,194
Freddie Mac Pool #QC0292 2.50% 4/1/2051 (d)	8,723	7,442
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (d)	453	384
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (d)	434	367
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (d)	94	80
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (d)	9,961	8,171
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	728	589
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (d)	565	458
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (d)	271	219
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (d)	260	210
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (d)	178,139	152,781
Freddie Mac Pool #RA5219 2.50% 5/1/2051 (d)	10,174	8,669
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (d)	815	692
Freddie Mac Pool #QC1924 2.50% 5/1/2051 (d)	429	363
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (d)	3,325	2,968
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (d)	1,338	1,083
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (d)	6,553	5,559
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (d)	1,718	1,458
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (d)	436	370
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (d)	290	245
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (d)	367	325
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (d)	15,155	12,829
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (d)	1,523	1,289
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (d)	447	378
Freddie Mac Pool #QC4514 2.50% 7/1/2051 (d)	238	202
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (d)	12,794	11,542
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (d)	21	19
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (d)	17,704	14,986
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (d)	4,701	3,989
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (d)	970	821

19	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC5142 2.50% 8/1/2051 (d)	USD115	$98
Freddie Mac Pool #SD0665 3.00% 8/1/2051 (d)	17,508	15,634
Freddie Mac Pool #QC5996 3.00% 8/1/2051 (d)	653	579
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (d)	57,110	49,493
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (d)	55,156	47,351
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (d)	14,673	12,683
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (d)	5,403	4,573
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (d)	2,734	2,315
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (d)	1,467	1,242
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (d)	896	759
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (d)	827	700
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (d)	787	666
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (d)	737	625
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (d)	25	21
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (d)	18,112	16,347
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (d)	4,147	3,674
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (d)	3,139	2,803
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (d)	8,438	6,859
Freddie Mac Pool #QC8489 2.50% 10/1/2051 (d)	46,262	39,866
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (d)	15,649	13,280
Freddie Mac Pool #QC8618 2.50% 10/1/2051 (d)	6,084	5,186
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (d)	1,454	1,231
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (d)	751	638
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (d)	531	449
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (d)	196	167
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (d)	46,031	41,092
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (d)	4,101	3,699
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (d)	1,051	856
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (d)	199,833	172,766
Freddie Mac Pool #RA6290 2.50% 11/1/2051 (d)	270	229
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (d)	225	190
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (d)	3,545	3,165
Freddie Mac Pool #RA6349 3.00% 11/1/2051 (d)	469	416
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (d)	2,522	2,047
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (d)	72,726	61,563
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (d)	55,548	47,813
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (d)	3,444	2,922
Freddie Mac Pool #QD3540 2.50% 12/1/2051 (d)	2,538	2,163
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (d)	29	25
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (d)	7,790	6,912
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (d)	1,552	1,375
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (d)	1,047	927
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (d)	525	465
Freddie Mac Pool #SD2152 3.00% 12/1/2051 (d)	123	109
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (d)	22,587	19,246
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (d)	7,409	6,399
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (d)	5,469	4,644
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (d)	2,833	2,412
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (d)	610	516
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (d)	562	477
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (d)	8,601	7,751
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (d)	1,853	1,642
Freddie Mac Pool #QD4616 3.00% 1/1/2052 (d)	399	354
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (d)	5,849	4,736
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (d)	2,709	2,193
Freddie Mac Pool #QD8489 2.00% 2/1/2052 (d)	1,493	1,209
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	750	608
Freddie Mac Pool #QD7213 2.00% 2/1/2052 (d)	312	252
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (d)	1,160	986
Freddie Mac Pool #QD6813 2.50% 2/1/2052 (d)	530	457
Freddie Mac Pool #QD7397 2.50% 2/1/2052 (d)	436	375
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (d)	411	350
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (d)	64	54
Freddie Mac Pool #RA6865 2.50% 2/1/2052 (d)	48	41
Freddie Mac Pool #RA6664 3.00% 2/1/2052 (d)	86,494	77,050
Freddie Mac Pool #SD2321 3.00% 2/1/2052 (d)	228	202

American Balanced Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (d)	USD4,111	$3,831
Freddie Mac Pool #QD8873 3.50% 2/1/2052 (d)	12	11
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (d)	32,842	26,654
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (d)	4,083	3,309
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (d)	111	90
Freddie Mac Pool #QD9966 2.00% 3/1/2052 (d)	28	23
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (d)	756	643
Freddie Mac Pool #QD9657 2.50% 3/1/2052 (d)	666	566
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (d)	136	116
Freddie Mac Pool #RA8942 2.50% 3/1/2052 (d)	126	107
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (d)	33	28
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (d)	40,195	36,209
Freddie Mac Pool #QD7852 3.00% 3/1/2052 (d)	78	69
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (d)	148	138
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (d)	31,002	26,726
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (d)	2,196	1,859
Freddie Mac Pool #QE0327 2.50% 4/1/2052 (d)	2,042	1,738
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (d)	1,248	1,061
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (d)	1,133	963
Freddie Mac Pool #QE0407 2.50% 4/1/2052 (d)	365	313
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (d)	351	299
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (d)	263	223
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (d)	89	75
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (d)	63	54
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (d)	35	29
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (d)	23	19
Freddie Mac Pool #QD9576 3.00% 4/1/2052 (d)	8,400	7,448
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (d)	140	124
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (d)	9,927	8,048
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (d)	688	585
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (d)	448	381
Freddie Mac Pool #QE1859 2.50% 5/1/2052 (d)	348	296
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (d)	197	168
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (d)	64,891	57,637
Freddie Mac Pool #QE2333 3.00% 5/1/2052 (d)	54	48
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	1,076	998
Freddie Mac Pool #RA7399 4.00% 5/1/2052 (d)	29,845	28,620
Freddie Mac Pool #QE2335 4.00% 5/1/2052 (d)	26,991	25,884
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (d)	41,156	33,417
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (d)	12,568	10,186
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (d)	4,355	3,541
Freddie Mac Pool #SD1556 2.00% 6/1/2052 (d)	197	160
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (d)	847	720
Freddie Mac Pool #QE5159 2.50% 6/1/2052 (d)	288	244
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (d)	276	234
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (d)	58,533	51,904
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (d)	4,296	3,806
Freddie Mac Pool #SD4120 3.00% 6/1/2052 (d)	1,399	1,240
Freddie Mac Pool #QE4036 3.00% 6/1/2052 (d)	493	437
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (d)	36,224	34,992
Freddie Mac Pool #RA7468 4.00% 6/1/2052 (d)	5,777	5,550
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (d)	724	691
Freddie Mac Pool #SD1288 4.00% 6/1/2052 (d)	251	240
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (d)	788	791
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (d)	163,437	138,350
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (d)	1,317	1,115
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (d)	1,275	1,082
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (d)	152	129
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (d)	33	28
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (d)	47,324	41,965
Freddie Mac Pool #SD4520 3.50% 7/1/2052 (d)	357	331
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (d)	1,003	812
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (d)	219	186
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (d)	20,510	18,377
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (d)	25	22
Freddie Mac Pool #SD3324 3.50% 8/1/2052 (d)	410	380

21	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1766 4.00% 8/1/2052 (d)	USD11,853	$11,361
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (d)	1,483	1,413
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (d)	52	50
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (d)	7,622	7,499
Freddie Mac Pool #SD6082 2.50% 9/1/2052 (d)	759	643
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (d)	600	511
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (d)	289	246
Freddie Mac Pool #SD5931 2.50% 9/1/2052 (d)	40	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (d)	11,416	10,123
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)	497	461
Freddie Mac Pool #QF0323 4.00% 9/1/2052 (d)	741	706
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (d)	216	206
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (d)	7,813	7,687
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (d)	4,920	4,824
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (d)	4,254	4,173
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (d)	47,101	47,290
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (d)	1,526	1,295
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (d)	2,318	2,053
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (d)	1,317	1,258
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (d)	1,114	1,063
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (d)	879	838
Freddie Mac Pool #QF1489 4.00% 10/1/2052 (d)	14	13
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (d)	6,176	6,058
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	3,294	3,231
Freddie Mac Pool #SD8265 4.00% 11/1/2052 (d)	350	334
Freddie Mac Pool #SD1897 4.50% 11/1/2052 (d)	121,906	121,280
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (d)	21,386	21,312
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	18,423	18,064
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (d)	2,906	2,574
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (d)	340	301
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (d)	32,933	32,279
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	39,733	39,812
Freddie Mac Pool #QF5340 5.00% 12/1/2052 (d)	22,582	22,632
Freddie Mac Pool #QF5830 5.00% 12/1/2052 (d)	1,123	1,126
Freddie Mac Pool #RA8303 5.50% 12/1/2052 (d)	30,662	31,340
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (d)	4,196	4,264
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (d)	1,151	1,170
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (d)	10,015	10,423
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	21,897	21,467
Freddie Mac Pool #QF5672 5.00% 1/1/2053 (d)	116,302	116,505
Freddie Mac Pool #SD2571 5.00% 1/1/2053 (d)	11,696	11,746
Freddie Mac Pool #QF5717 5.00% 1/1/2053 (d)	1,201	1,205
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	328	328
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (d)	1,087	1,106
Freddie Mac Pool #QF5394 5.50% 1/1/2053 (d)	1,082	1,101
Freddie Mac Pool #QF5251 5.50% 1/1/2053 (d)	540	550
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (d)	226	230
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (d)	48	41
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (d)	1,273	1,214
Freddie Mac Pool #RA8534 5.00% 2/1/2053 (d)	146,870	147,184
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (d)	30,808	31,397
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (d)	3,071	3,127
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (d)	2,566	2,612
Freddie Mac Pool #QF7048 5.50% 2/1/2053 (d)	68	69
Freddie Mac Pool #QF8056 6.00% 2/1/2053 (d)	18,212	18,768
Freddie Mac Pool #QF8050 6.00% 2/1/2053 (d)	6,720	6,932
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (d)	495	438
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (d)	1,522	1,452
Freddie Mac Pool #RA8666 4.00% 3/1/2053 (d)	838	798
Freddie Mac Pool #QF8926 4.50% 3/1/2053 (d)	3,079	3,041
Freddie Mac Pool #QF8936 4.50% 3/1/2053 (d)	163	160
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (d)	14,889	15,150
Freddie Mac Pool #QF8552 5.50% 3/1/2053 (d)	440	448
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (d)	67	68
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (d)	63	64
Freddie Mac Pool #QF9619 6.00% 3/1/2053 (d)	869	895

American Balanced Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	USD10,016	$10,065
Freddie Mac Pool #SD3314 5.50% 4/1/2053 (d)	48,268	49,170
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (d)	6,725	6,840
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (d)	232	236
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (d)	46	47
Freddie Mac Pool #RA9338 2.50% 5/1/2053 (d)	19	16
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (d)	18,969	18,021
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (d)	565	538
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (d)	3,363	3,297
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	262,462	262,929
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	146,855	149,489
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (d)	23,312	23,657
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (d)	21,594	22,274
Freddie Mac Pool #QG5124 3.00% 6/1/2053 (d)	3,272	2,907
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (d)	275	243
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (d)	5,539	5,264
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (d)	85,047	85,176
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (d)	13,332	13,564
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	8,129	8,269
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (d)	1,938	1,978
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (d)	33,711	34,741
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	12,341	12,816
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (d)	11,174	11,514
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (d)	7,264	7,529
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (d)	6,184	6,459
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	2,486	2,602
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	2,154	2,257
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	2,043	2,157
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	2,010	2,120
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	1,408	1,488
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	1,130	1,191
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	684	713
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	638	681
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (d)	16,831	15,987
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	247	247
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	41,063	41,781
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (d)	9,366	9,541
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (d)	18,105	18,729
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	587	612
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	425	438
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (d)	880	746
Freddie Mac Pool #RA9734 3.00% 8/1/2053 (d)	38	34
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (d)	86,049	86,202
Freddie Mac Pool #QG8374 5.50% 8/1/2053 (d)	27,425	27,904
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (d)	19,377	19,805
Freddie Mac Pool #QG9352 6.00% 8/1/2053 (d)	12,441	12,896
Freddie Mac Pool #SD6818 6.00% 8/1/2053 (d)	462	476
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	291	300
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (d)	49	41
Freddie Mac Pool #SD4553 3.00% 9/1/2053 (d)	56	50
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	25,145	25,579
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (d)	50,851	52,893
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (d)	12,811	13,297
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	5,443	5,606
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (d)	114,528	119,054
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (d)	38,366	33,982
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (d)	8,928	7,918
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (d)	8,665	7,683
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (d)	2,567	2,275
Freddie Mac Pool #SD4122 3.00% 10/1/2053 (d)	400	355
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (d)	55	53
Freddie Mac Pool #QH2941 6.00% 10/1/2053 (d)	306	316
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	42,464	42,518
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	34,592	35,103
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	512	534
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (d)	115	120

23	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QH6797 4.00% 12/1/2053 (d)	USD137	$130
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (d)	8,171	8,506
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (d)	57,562	56,374
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (d)	54	56
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (d)	7,918	8,312
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	3,394	3,540
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (d)	567	592
Freddie Mac Pool #SD8413 4.00% 2/1/2054 (d)	159	151
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	32	33
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (d)	17,410	17,904
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (d)	10,800	11,192
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	8,251	8,484
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (d)	4,478	4,607
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (d)	22,310	23,360
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (d)	529	502
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	5,043	5,120
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (d)	21,572	22,205
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (d)	2,321	2,416
Freddie Mac Pool #RJ1263 5.50% 4/1/2054 (d)	22,766	23,141
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	13,539	13,837
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	9,939	10,103
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (d)	14,622	15,135
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	9,841	10,184
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	5,272	5,485
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (d)	4,149	4,358
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (d)	15,515	15,886
Freddie Mac Pool #QI5819 5.50% 5/1/2054 (d)	47	48
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (d)	11,075	11,418
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	7,340	7,640
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	5,396	5,543
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (d)	7,154	7,488
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (d)	4,796	5,022
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	3,646	3,727
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	11,484	11,876
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	651	673
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	462	480
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	307	315
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (d)	92	95
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (d)	4,393	4,614
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (d)	3,068	3,211
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (d)	1,971	2,052
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (d)	973	1,025
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (d)	204	204
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	14,013	14,219
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	3,193	3,256
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	854	871
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	72,907	75,397
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	52,500	54,779
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (d)	20,053	20,601
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	18,851	19,447
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	10,986	11,287
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	10,085	10,401
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	6,600	6,801
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	3,175	3,274
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (d)	60,953	63,360
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	9,231	9,609
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (d)	3,898	4,082
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (d)	10,803	10,856
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (d)	7,728	7,776
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (d)	6,897	6,898
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (d)	5,433	5,447
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	36,823	37,440
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	22,955	23,352
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	11,848	12,110
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	10,872	11,069
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	3,864	3,939

American Balanced Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	USD114,998	$119,713
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	88,933	91,550
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	51,483	53,064
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	14,815	15,221
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	11,581	11,976
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	3,659	3,764
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (d)	1,000	1,027
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (d)	846	869
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (d)	21,436	22,282
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	17,067	17,865
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (d)	8,682	9,088
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	6,679	6,979
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	3,486	3,636
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (d)	3,273	3,433
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (d)	2,133	2,233
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (d)	7,073	7,192
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	4,176	4,274
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	2,981	3,052
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	2,701	2,750
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	2,279	2,318
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	2,123	2,155
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	1,860	1,889
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	46,426	47,866
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (d)	31,788	33,079
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	21,450	22,181
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	20,354	21,188
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	19,816	20,622
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	12,173	12,547
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	3,143	3,229
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (d)	182	188
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (d)	3,193	3,334
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (d)	3,000	3,118
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	1,818	1,900
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (d)	1,347	1,405
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (d)	1,321	1,376
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	897	941
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	868	906
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	384	401
Freddie Mac Pool #QJ5986 4.00% 10/1/2054 (d)	4,684	4,447
Freddie Mac Pool #QJ5728 4.00% 10/1/2054 (d)	3,023	2,870
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (d)	5,529	5,524
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	8,056	8,177
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (d)	6,441	6,667
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (d)	1,266	1,301
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (d)	1,000	1,028
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	802	823
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (d)	274	281
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (d)	37	38
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (d)	234	244
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)	46,021	43,692
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (d)	21,201	20,833
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	4,014	3,923
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (d)	22,781	22,760
Freddie Mac Pool #SD8474 5.00% 11/1/2054 (d)	7,836	7,821
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	296,604	300,979
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	56,794	57,686
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (d)	42,732	43,438
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (d)	9,860	10,146
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (d)	9,020	9,266
Freddie Mac Pool #QJ9686 6.00% 11/1/2054 (d)	1,461	1,501
Freddie Mac Pool #QJ8235 6.00% 11/1/2054 (d)	106	109
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (d)	62	64
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (d)	35	36
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (d)	23,473	22,285
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (d)	43,394	43,562
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (d)	43,055	42,973

25	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (d)	USD10,741	$10,777
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (d)	3,559	3,571
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (d)	13,833	14,121
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (d)	6,667	6,798
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (d)	6,043	6,156
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	186	189
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (d)	7,621	7,831
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (d)	6,781	6,990
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (d)	1,792	1,841
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (d)	248	254
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (d)	93	95
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (d)	45,580	46,462
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (d)	2,740	2,794
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (d)	145,825	151,015
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (d)	43,140	44,719
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	30,677	31,516
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	12,799	13,150
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (d)	1,645	1,712
Freddie Mac Pool #RJ3860 6.00% 1/1/2055 (d)	186	191
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (d)	178	183
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	969	1,020
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (d)	10,551	10,309
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	29,374	30,178
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (d)	10,984	11,359
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (d)	941	968
Freddie Mac Pool #QX5767 6.00% 2/1/2055 (d)	714	733
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	272	280
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (d)	269	273
Freddie Mac Pool #QX8321 5.50% 3/1/2055 (d)	245	249
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (d)	12,092	12,423
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (d)	8,618	8,858
Freddie Mac Pool #QX7992 6.00% 3/1/2055 (d)	31	32
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (d)	30	31
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (d)	71,580	74,405
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (d)	4,152	3,942
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	9,310	9,305
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	52,656	54,104
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (d)	37,481	38,521
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	17,736	18,225
Freddie Mac Pool #QY1610 6.00% 4/1/2055 (d)	9,115	9,366
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (d)	8,202	8,426
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (d)	1,609	1,653
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (d)	544	559
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (d)	192	197
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (d)	40	41
Freddie Mac Pool #RQ0019 4.00% 5/1/2055 (d)	624	592
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	2,866	2,860
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (d)	1,644	1,668
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	346	352
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	4,484	4,608
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (d)	1,107	1,137
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (d)	1,070	1,099
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (d)	664	682
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (d)	382	393
Freddie Mac Pool #QY3404 6.00% 5/1/2055 (d)	64	66
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (d)	63	65
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (d)	28	28
Freddie Mac Pool #QY4120 6.00% 5/1/2055 (d)	27	28
Freddie Mac Pool #SD8536 7.00% 5/1/2055 (d)	475	500
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (d)	362	343
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	3,233	3,226
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (d)	1,621	1,666
Freddie Mac Pool #QY5028 6.00% 6/1/2055 (d)	28	28
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (d)	3,525	3,665
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (d)	14,758	14,008
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	66,990	67,963

American Balanced Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (d)	USD97,596	$100,241
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	2,747	2,824
Freddie Mac Pool #QY7743 6.00% 7/1/2055 (d)	796	818
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (d)	747	768
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (d)	731	751
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (d)	525	540
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (d)	60,962	62,614
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (d)	353	358
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (d)	44,556	45,787
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (d)	50,256	50,986
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (d)	5,548	5,266
Freddie Mac Pool #RQ0072 3.50% 12/1/2055 (d)	— (e)	— (e)
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (d)	11,009	10,449
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (d)	500	475
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (d)	49,523	44,704
Freddie Mac, Series T041, Class 3A, 4.449% 7/25/2032 (d)(f)	599	555
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (d)	28	29
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026 (d)	4,311	4,299
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (d)	45,775	47,977
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (d)	26,791	24,199
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (d)	11,551	10,395
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	11,475	10,967
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (d)	4,162	3,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (d)(f)	6,946	6,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	26,592	25,259
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(f)	25,566	24,407
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(f)	5,949	5,443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	4,958	4,525
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(f)	15,097	14,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (d)	12,235	11,018
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (d)	41,233	40,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	26,362	24,834
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (d)	13,455	11,828
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (d)	5,322	5,243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (d)	24,325	23,742
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (d)	19,560	19,255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (d)	7,259	6,904
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (d)	3,577	3,329
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (d)	1,427	1,287
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (d)	9,596	9,362
Government National Mortgage Assn. 5.00% 1/1/2056 (d)(g)	39,474	39,390
Government National Mortgage Assn. 5.50% 1/1/2056 (d)(g)	70,204	70,896
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038 (d)	585	616
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041 (d)	2,459	2,389
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044 (d)	28	28
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045 (d)	51	51
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045 (d)	2,160	2,153
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046 (d)	16,796	15,296
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047 (d)	5,966	5,764
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047 (d)	316	305
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047 (d)	1,659	1,598
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047 (d)	2,984	2,874
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048 (d)	14,746	14,198
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048 (d)	16,276	15,111
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048 (d)	2,651	2,626
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048 (d)	342	329
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (d)	942	934
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049 (d)	16,437	15,177
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (d)	698	691
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049 (d)	278	277
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (d)	384	379
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (d)	3,225	3,185
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049 (d)	273	271
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (d)	101,352	84,043
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (d)	190	164
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (d)	88,604	73,466

27	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051 (d)	USD269	$267
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (d)	6,125	6,080
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (d)	71,429	61,691
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (d)	16,953	14,516
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (d)	6,077	5,203
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (d)	1,974	1,683
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (d)	11,703	10,107
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (d)	56,247	48,578
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (d)	1,681	1,448
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (d)	35,864	30,974
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (d)	527	456
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (d)	403	346
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (d)	34,583	31,136
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (d)	5,788	4,999
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (d)	26,291	23,671
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (d)	109,997	101,375
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (d)	316	273
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (d)	33,642	30,289
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (d)	19,572	17,947
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (d)	34,517	31,897
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (d)	22,280	21,206
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (d)	16,108	14,779
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (d)	16,821	16,032
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (d)	10,843	10,338
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (d)	662	664
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053 (d)	589	531
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (d)	16,865	16,523
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (d)	36,091	36,173
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053 (d)	26,179	26,238
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (d)	44,177	43,210
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (d)	127,195	127,516
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (d)	4,904	4,662
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (d)	103	94
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (d)	27,725	28,042
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (d)	2,949	2,983
Government National Mortgage Assn. Pool #MB0420 3.50% 6/20/2055 (d)	1,397	1,273
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (d)	60,300	60,945
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (d)	6,245	6,312
Government National Mortgage Assn. Pool #MB0619 3.50% 9/20/2055 (d)	14,073	12,818
Government National Mortgage Assn. Pool #MB0682 3.50% 10/20/2055 (d)	40,955	37,302
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (d)	3,370	3,069
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (d)	211	192
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (d)	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	30,465	22,738
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (d)(g)	129,000	119,466
Uniform Mortgage-Backed Security 2.50% 1/1/2041 (d)(g)	48,000	45,422
Uniform Mortgage-Backed Security 3.50% 1/1/2041 (d)(g)	40,000	38,891
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (d)(g)	41,500	40,963
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(g)	70,409	56,932
Uniform Mortgage-Backed Security 2.50% 1/1/2056 (d)(g)	585,715	495,249
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (d)(g)	15,998	14,152
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(g)	2,736	2,530
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (d)(g)	38,712	36,725
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(g)	222,178	216,929
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (d)(g)	255,569	254,910
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (d)(g)	43,890	44,510
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (d)(g)	147,590	151,558
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(g)	85,989	89,376
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (d)(g)	73,168	59,149
Uniform Mortgage-Backed Security 2.50% 2/1/2056 (d)(g)	622,434	526,200
Uniform Mortgage-Backed Security 3.00% 2/1/2056 (d)(g)	148,131	130,940
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(g)	649,401	598,387
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (d)(g)	447,232	423,992
Uniform Mortgage-Backed Security 4.50% 2/1/2056 (d)(g)	195,404	190,605
Uniform Mortgage-Backed Security 5.00% 2/1/2056 (d)(g)	97,631	97,276
		20,862,705

American Balanced Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 1.13%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (d)(f)(h)	USD78,778	$79,201
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (d)(h)	4,557	4,458
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (d)(h)	21,941	21,747
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(h)	14,005	13,526
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (d)(h)	3,802	3,599
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (d)(h)	3,834	3,594
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (d)(h)	3,167	3,031
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (d)(h)	22,260	21,954
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (d)(f)(h)	3,356	3,365
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (d)(f)(h)	8,855	9,062
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (d)	3,422	3,395
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (d)	405	398
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (d)	5,575	5,478
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 11/15/2055 (d)(f)	5,000	5,289
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (d)	2,860	2,925
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(f)	4,739	4,916
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (d)	21,470	22,604
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	6,605	7,047
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (d)	27,528	28,669
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (d)	9,565	10,024
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (d)	53,342	56,111
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(f)	24,048	25,304
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(f)	13,271	13,891
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)(f)	29,769	31,177
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (d)	795	788
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (d)	486	480
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (d)(f)	9,618	9,625
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (d)	5,772	5,472
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (d)	8,720	8,401
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (d)	17,962	16,497
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (d)(f)	1,405	1,446
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (d)(f)	3,013	3,100
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (d)(f)	1,960	1,950
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (d)	13,312	13,816
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (d)(f)	7,890	8,496
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (d)(f)	12,680	13,150
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class A4, 5.839% 3/15/2058 (d)	28,245	29,757
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (d)	5,000	5,148
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (d)	5,000	5,147
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (d)	11,250	11,144
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(f)	3,812	3,784
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (d)	9,988	9,915
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (d)	17,048	15,429
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(f)	11,156	11,208
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (d)	21,652	19,221
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (d)	3,950	3,499
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (d)	6,710	5,747
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (d)	2,138	1,925
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054 (d)	4,870	4,308
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (d)(f)	8,840	7,928
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (d)(f)	8,696	9,183
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (d)	20,440	21,396
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (d)(f)	8,011	8,376
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (d)(f)	13,310	14,064
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (d)	8,000	7,607
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (d)	12,602	13,103
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(f)	4,080	4,250
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (d)	4,287	4,416
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (d)(f)	23,565	24,784
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (d)(f)	6,948	7,270
Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.738% 12/15/2057 (d)	5,540	5,800
Benchmark Mortgage Trust, Series 2025-V15, Class A3, 5.805% 6/15/2058 (d)	48,077	50,672
Benchmark Mortgage Trust, Series 2025-V15, Class AS, 6.175% 6/15/2058 (d)	9,775	10,271
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 7/15/2039 (d)(f)(h)	15,759	15,783
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (d)(f)	7,920	8,038

29	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (d)	USD4,929	$5,168
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(f)	44,520	46,635
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (d)(f)	25,283	26,714
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(f)	2,210	2,344
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (d)(f)	26,680	28,627
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (d)	2,293	2,360
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (d)(f)	48,510	50,536
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	10,030	10,430
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (d)(f)	52,385	54,878
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(f)	3,714	3,898
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.122% 6/15/2041 (d)(f)(h)	14,969	15,008
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (d)(f)(h)	16,107	16,155
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.75% 12/15/2042 (d)(f)(h)	1,326	1,330
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 6.00% 12/15/2042 (d)(f)(h)	899	902
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.35% 12/15/2042 (d)(f)(h)	302	303
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.044% 12/15/2039 (d)(f)(h)	24,096	24,124
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.393% 12/15/2039 (d)(f)(h)	3,562	3,575
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (d)(f)(h)	41,921	41,971
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.454% 9/15/2034 (d)(f)(h)	40,403	40,314
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (d)(f)(h)	14,294	14,318
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.589% 4/15/2037 (d)(f)(h)	2,978	2,988
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (d)(f)(h)	35,524	35,510
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (d)(f)(h)	20,501	20,494
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 4/15/2041 (d)(f)(h)	18,028	18,064
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (d)(f)(h)	62,992	63,912
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (d)(f)(h)	110,239	110,593
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 11/15/2041 (d)(f)(h)	46,193	46,279
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 11/15/2041 (d)(f)(h)	40,578	40,670
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.492% 11/15/2041 (d)(f)(h)	8,648	8,671
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.642% 11/15/2041 (d)(f)(h)	12,691	12,735
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	9,605	9,870
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (d)(f)(h)	2,420	2,428
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(f)(h)	20,022	20,229
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.507% 12/15/2042 (d)(f)(h)	12,485	12,521
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.757% 12/15/2042 (d)(f)(h)	1,049	1,052
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(f)(h)	62,615	62,768
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (d)(f)(h)	3,254	3,271
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (d)(f)(h)	582	584
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (d)(f)(h)	15,062	15,103
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (d)(f)(h)	11,339	11,387
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (d)(f)(h)	36,135	36,129
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (d)	12,890	12,734
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(f)(h)	20,000	20,847
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(f)(h)	55,899	57,641
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040 (d)(f)(h)	9,877	10,126
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (d)(f)(h)	4,900	4,980
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (d)	960	955
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (d)	800	791
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (d)(f)	714	684
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (d)(h)	36,773	37,897
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (d)(h)	7,074	7,299
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (d)(f)(h)	12,887	13,267
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (d)(f)(h)	5,439	5,632
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (d)	550	545
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(f)(h)	43,974	44,903
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (d)(f)(h)	14,463	14,549
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (d)(f)(h)	13,140	13,218
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (d)(f)(h)	4,283	4,295
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (d)(f)(h)	26,354	26,431

American Balanced Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.35% 10/15/2042 (d)(f)(h)	USD3,901	$3,914
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.60% 10/15/2042 (d)(f)(h)	3,351	3,363
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (d)(f)(h)	5,829	5,880
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038 (d)(h)	3,643	3,572
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (d)(h)	14,163	14,140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(f)(h)	16,204	16,260
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (d)(h)	12,117	12,341
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.561% 8/15/2039 (d)(f)(h)	18,000	18,071
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(h)	21,824	19,607
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (d)(f)(h)	46,773	46,961
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (d)(f)(h)	5,265	5,268
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (d)(f)(h)	9,579	9,694
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (d)	11,268	11,129
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (d)(f)	3,052	2,955
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (d)	405	399
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (d)	19,842	18,272
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (d)	9,914	8,762
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(f)(h)	35,922	36,001
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.493% 3/15/2042 (d)(f)(h)	8,085	8,110
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (d)(f)(h)	1,267	1,272
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (d)(f)(h)	5,432	5,464
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(h)	83,270	86,433
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(f)(h)	2,956	2,994
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(f)(h)	87,371	90,660
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(f)(h)	19,965	20,015
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (d)(h)	5,767	5,622
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (d)	2,520	2,493
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (d)	930	915
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(h)	34,220	30,973
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(h)	8,773	7,944
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (d)(f)(h)	2,318	1,956
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (d)(f)	8,015	7,951
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (d)(f)(h)	12,547	12,587
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(h)	59,217	56,998
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (d)	230	227
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (d)	972	964
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (d)(f)	1,460	1,376
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (d)(f)(h)	24,480	25,255
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (d)(f)(h)	7,029	7,068
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (d)(f)(h)	17,614	18,544
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (d)(f)(h)	2,463	2,572
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(f)(h)	9,569	9,596
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (d)(f)(h)	1,949	1,955
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.442% 2/15/2042 (d)(f)(h)	11,881	11,865
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (d)(f)(h)	7,027	7,049
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (d)(f)(h)	23,537	23,534
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(h)	21,946	19,644
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (d)(f)(h)	21,779	21,774
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (d)(f)(h)	54,009	54,023
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(f)(h)	61,822	61,343

31	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 2/15/2042 (d)(f)(h)	USD9,804	$9,734
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 11/15/2041 (d)(f)(h)	38,000	38,095
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 11/15/2041 (d)(f)(h)	7,053	7,090
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.991% 11/15/2041 (d)(f)(h)	1,728	1,740
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (d)(f)(h)	4,145	4,188
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (d)	455	450
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (d)	10,015	9,975
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (d)	4,008	3,833
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (d)(f)	11,670	11,186
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (d)	3,008	3,157
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (d)(f)	11,965	12,604
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (d)(f)	15,633	16,414
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (d)	795	790
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (d)(f)(h)	57,245	57,704
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (d)(f)(h)	8,656	8,804
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (d)(f)(h)	3,712	3,772
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (d)(f)(h)	5,353	5,391
		3,045,493

Collateralized mortgage-backed obligations (privately originated) 0.83%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (d)(h)(i)	7,001	7,065
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(h)(i)	18,660	18,809
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(h)(i)	16,333	16,418
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(f)(h)	3,217	2,918
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (d)(h)	243	236
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (d)(h)(i)	11,184	10,944
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(h)(i)	7,460	7,301
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (d)(f)(h)	6,346	5,973
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (d)(f)(h)	2,127	2,017
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (d)(f)(h)	1,297	1,281
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (d)(h)	1,579	1,459
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (d)(h)(i)	24,079	24,272
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (d)(h)(i)	12,951	13,049
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (d)(h)(i)	33,122	33,381
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(h)(i)	39,540	39,901
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(h)(i)	7,370	7,435
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (d)(h)(i)	7,796	7,807
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(f)(h)	7,105	7,086
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(f)(h)	51,613	50,667
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(h)(i)	5,339	5,286
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (d)(f)(h)	11,058	9,772
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (d)(f)(h)	7,023	6,277
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.529% 12/25/2033 (d)(f)	205	210
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (d)(f)(h)	21,356	20,444
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(h)(i)	13,991	13,957
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (d)(f)(h)	449	426
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(h)(i)	4,648	4,703
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(h)(i)	8,600	8,659
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (d)(f)(h)	9,160	8,352
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (d)(f)(h)	26,534	27,073
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 1/25/2043 (d)(f)(h)	15,300	15,607
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (d)(f)(h)	75,090	78,797

American Balanced Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(f)(h)	USD10,062	$10,143
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (d)(f)(h)	46,402	48,173
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(f)(h)	8,654	8,690
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 6.574% 7/25/2043 (d)(f)(h)	43,307	44,553
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.374% 10/25/2043 (d)(f)(h)	2,540	2,545
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (d)(f)(h)	2,836	2,834
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(f)(h)	6,104	6,148
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (d)(f)(h)	1,898	1,897
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (d)(f)(h)	6,661	6,705
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (d)(f)(h)	1,010	1,009
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(f)(h)	3,348	3,363
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.024% 9/25/2044 (d)(f)(h)	5,601	5,615
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (d)(f)(h)	3,843	3,848
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(h)	6,311	6,314
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(f)(h)	3,420	3,427
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(f)(h)	3,954	3,961
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (d)	47	48
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (d)	144	148
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (d)	514	523
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (d)(f)(h)	5,538	5,530
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.184% 8/1/2054 (d)(f)(h)	6,847	6,895
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (d)(f)(h)	10,257	10,449
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(h)	73,743	71,489
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (d)(f)(h)	14,187	11,866
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (d)(f)(h)	15,793	13,209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.174% 2/25/2042 (d)(f)(h)	1,859	1,860
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (d)(f)(h)	4,587	4,704
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.224% 5/25/2042 (d)(f)(h)	13,523	13,961
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (d)(f)(h)	4,441	4,525
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.374% 6/25/2042 (d)(f)(h)	7,690	8,094
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (d)(f)(h)	1,037	1,042
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (d)(f)(h)	5,649	5,666
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (d)(f)(h)	4,234	4,241
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (d)(f)(h)	43,396	43,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (d)(f)(h)	98	98
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.924% 10/25/2044 (d)(f)(h)	5,520	5,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (d)(f)(h)	2,570	2,570

33	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(h)	USD7,540	$7,544
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (d)(f)(h)	5,516	5,531
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (d)(f)(h)	4,545	4,546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (d)(f)(h)	4,407	4,411
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2050 (d)(f)(h)	5,000	5,498
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(h)(i)	4,132	4,178
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (d)(f)(h)	16,658	15,340
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (d)(h)(i)	21,411	21,619
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (d)(h)(i)	3,913	3,845
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(h)	11,482	11,243
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (d)(h)(i)	11,854	11,980
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (d)(h)(i)	6,248	6,316
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(h)(i)	3,989	4,009
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(h)(i)	6,111	6,100
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (d)(f)(h)	90,284	92,791
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (d)(f)(h)	5,294	5,378
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (d)(h)	4,629	4,634
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (d)(h)	9,023	9,037
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(h)(i)	14,779	14,906
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(h)(i)	19,220	19,283
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (d)(f)(h)	13,350	13,613
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(h)(i)	13,268	13,445
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (d)(f)(h)	421	415
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (d)(h)(i)	15,046	15,223
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(f)(h)	2,291	2,143
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (d)(f)(h)	6,041	6,029
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (d)(h)(i)	3,793	3,800
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(h)(i)	17,699	17,861
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (d)(f)(h)	8,281	8,218
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (d)(h)(i)	34,985	34,932
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(h)(i)	40,102	39,879
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(h)(i)	10,463	10,561
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(h)(i)	16,363	16,515
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (d)(h)(i)	5,421	5,498
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(h)(i)	5,673	5,742
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(h)(i)	24,728	25,041
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(h)(i)	31,575	31,971
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(h)(i)	17,385	17,431
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(h)(i)	9,834	9,935
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(h)(i)	9,840	9,937
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(h)(i)	23,759	24,011
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(h)(i)	37,954	38,293
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (d)(h)(i)	12,903	12,973
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (d)(h)(i)	28,921	28,970
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (d)(h)(i)	13,776	13,840
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (d)(f)(h)	26,824	26,890
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (d)(f)(h)	7,160	7,308
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (d)(f)(h)	13,692	12,292
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (d)(h)	12,748	12,157
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (d)(h)	8,057	7,662
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(h)	18,753	18,517
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (d)(h)	7,389	7,289
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (d)(h)	17,125	16,625
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (d)(h)	14,414	13,924
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (d)(f)(h)	5,757	5,464
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (d)(f)(h)	3,551	3,417

American Balanced Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (d)(h)	USD8,405	$8,026
Progress Residential Trust, Series 2025-SFR1, Class B, 3.65% 2/17/2042 (d)(h)	8,757	8,396
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (d)(h)	6,360	6,049
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(h)	17,465	16,660
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 12/17/2042 (4.00% on 1/17/2026) (d)(h)(i)	1,862	1,818
Progress Residential Trust, Series 2025-SFR6, Class B, 2.378% 12/17/2042 (4.00% on 1/17/2026) (d)(h)(i)	2,502	2,408
Progress Residential Trust, Series 2025-SFR6, Class D, 2.378% 12/17/2042 (4.00% on 1/17/2026) (d)(h)(i)	2,162	2,040
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(h)(i)	9,653	9,358
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (d)(f)(h)	14,694	14,754
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (d)(f)(h)	40,232	40,392
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(f)(h)	7,485	7,497
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.989% 5/25/2055 (d)(f)(h)	9,945	9,854
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (d)(f)(h)	2,681	2,673
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (d)(f)(h)	8,460	8,356
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (d)(f)(h)	8,546	8,466
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (d)(f)(h)	8,054	7,972
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (d)(f)(h)	3,203	3,182
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (d)(f)(h)	1,353	1,336
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(h)	387	355
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.698% 11/25/2060 (d)(f)(h)	6,124	6,000
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(h)	13,724	13,358
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (d)(f)(h)	5,471	5,528
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.03% 7/25/2065 (d)(f)(h)	2,307	2,322
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (d)(h)	2,163	2,136
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (d)(h)	24,783	24,649
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (d)(h)	3,424	3,437
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(h)	7,964	7,991
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(h)	1,718	1,721
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (d)(h)	3,441	3,459
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (d)(h)	5,749	5,762
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (d)(h)	1,893	1,890
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (d)(h)	33,539	33,549
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (d)(h)	9,692	9,747
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (d)(h)	27,207	27,058
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (d)(h)(i)	19,752	19,904
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (d)(h)(i)	6,941	6,924
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (d)(h)(i)	1,635	1,636
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (d)(h)(i)	3,848	3,852
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(h)(i)	14,086	14,146
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(h)(i)	31,298	31,588
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(h)(i)	19,671	19,907
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (d)(h)(i)	9,548	9,670
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(h)(i)	6,778	6,870
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (d)(h)(i)	2,388	2,418
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(h)(i)	2,940	2,976
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (d)(h)(i)	8,046	8,120
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (d)(h)(i)	2,507	2,529
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (d)(f)(h)	5,846	5,862
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (d)(f)(h)	13,204	13,229
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (d)(f)(h)	12,920	12,997
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (d)(h)(i)	4,546	4,571
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(f)(h)	11,585	11,672
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (d)(f)(h)	45,806	46,264
Verus Securitization Trust, Series 2025-1, Class A2, 5.773% 1/25/2070 (6.773% on 1/1/2029) (d)(h)(i)	5,968	6,015
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (d)(h)(i)	23,679	23,939
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(h)(i)	3,913	3,947
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(h)(i)	19,656	19,747
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (d)(h)(i)	21,643	21,665
		2,237,481
Total mortgage-backed obligations		26,145,679

35	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 8.64%
U.S. Treasury 7.20%
U.S. Treasury 4.00% 2/15/2026	USD10,457	$10,459
U.S. Treasury 4.625% 2/28/2026	4,579	4,586
U.S. Treasury 2.25% 3/31/2026	8,973	8,945
U.S. Treasury 3.75% 4/15/2026	72,000	72,049
U.S. Treasury 3.625% 5/15/2026	785	785
U.S. Treasury 4.375% 7/31/2026	51,356	51,604
U.S. Treasury 0.75% 8/31/2026	37	36
U.S. Treasury 4.625% 9/15/2026	13,790	13,893
U.S. Treasury 0.875% 9/30/2026	405	397
U.S. Treasury 3.50% 9/30/2026	36,865	36,846
U.S. Treasury 1.125% 10/31/2026	13,564	13,294
U.S. Treasury 2.00% 11/15/2026	47,200	46,583
U.S. Treasury 6.50% 11/15/2026	39,650	40,711
U.S. Treasury 2.25% 2/15/2027	1,900	1,874
U.S. Treasury 4.125% 2/15/2027	7,942	7,995
U.S. Treasury 1.125% 2/28/2027	930	905
U.S. Treasury 2.375% 5/15/2027	734	723
U.S. Treasury 3.25% 6/30/2027	182,903	182,284
U.S. Treasury 3.875% 7/31/2027 (c)	1,075,421	1,081,735
U.S. Treasury 6.375% 8/15/2027	35,690	37,311
U.S. Treasury 3.50% 10/31/2027	305,000	305,088
U.S. Treasury 3.375% 11/30/2027 (c)	105,117	104,917
U.S. Treasury 4.00% 12/15/2027	250,000	252,446
U.S. Treasury 0.625% 12/31/2027	9,448	8,932
U.S. Treasury 3.375% 12/31/2027	232,835	232,390
U.S. Treasury 4.25% 1/15/2028	720,000	730,658
U.S. Treasury 2.75% 2/15/2028	10,125	9,974
U.S. Treasury 4.25% 2/15/2028	841,067	854,005
U.S. Treasury 4.00% 2/29/2028	171,747	173,558
U.S. Treasury 3.625% 3/31/2028	52,103	52,252
U.S. Treasury 2.875% 5/15/2028	46,997	46,336
U.S. Treasury 3.625% 5/31/2028	74,841	75,043
U.S. Treasury 1.25% 6/30/2028	17,561	16,623
U.S. Treasury 4.00% 6/30/2028	77,091	77,997
U.S. Treasury 1.00% 7/31/2028	6,527	6,125
U.S. Treasury 1.375% 10/31/2028	6,716	6,328
U.S. Treasury 3.125% 11/15/2028	41,549	41,091
U.S. Treasury 1.50% 11/30/2028	46,700	44,079
U.S. Treasury 3.50% 12/15/2028	535,139	534,533
U.S. Treasury 4.00% 1/31/2029	254,696	257,979
U.S. Treasury 5.25% 2/15/2029	35,690	37,530
U.S. Treasury 3.25% 6/30/2029	58,480	57,827
U.S. Treasury 4.00% 7/31/2029	80,000	81,050
U.S. Treasury 3.625% 8/31/2029	17,650	17,651
U.S. Treasury 4.125% 11/30/2029	22,060	22,443
U.S. Treasury 4.375% 12/31/2029	337,000	346,057
U.S. Treasury 3.50% 1/31/2030	67,000	66,626
U.S. Treasury 4.25% 1/31/2030	50,150	51,271
U.S. Treasury 4.00% 2/28/2030	398,407	403,522
U.S. Treasury 3.625% 3/31/2030	23,000	22,961
U.S. Treasury 0.625% 5/15/2030	22,310	19,584
U.S. Treasury 3.75% 6/30/2030	4,675	4,687
U.S. Treasury 3.875% 7/31/2030 (j)	2,476,388	2,495,154
U.S. Treasury 0.625% 8/15/2030	114,675	99,812
U.S. Treasury 4.625% 9/30/2030	25,150	26,143
U.S. Treasury 3.625% 10/31/2030 (c)	936,000	932,307
U.S. Treasury 4.875% 10/31/2030	62,722	65,907
U.S. Treasury 3.50% 11/30/2030 (c)	489,000	484,205
U.S. Treasury 3.625% 12/31/2030	541,768	539,292
U.S. Treasury 4.25% 6/30/2031	264,000	270,084
U.S. Treasury 4.125% 7/31/2031	146,500	148,921
U.S. Treasury 1.25% 8/15/2031	38,264	33,348
U.S. Treasury 4.50% 12/31/2031	27,000	27,953
U.S. Treasury 2.875% 5/15/2032	85,519	80,669
U.S. Treasury 4.125% 11/15/2032	20,061	20,301
U.S. Treasury 3.75% 11/30/2032	33,200	32,834

American Balanced Fund	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 12/31/2032	USD591,956	$589,597
U.S. Treasury 3.50% 2/15/2033	145,000	140,979
U.S. Treasury 3.375% 5/15/2033	48,871	47,012
U.S. Treasury 3.875% 8/15/2033	49,445	49,066
U.S. Treasury 4.50% 11/15/2033	6,762	6,987
U.S. Treasury 4.00% 2/15/2034	29,600	29,531
U.S. Treasury 4.375% 5/15/2034	144,130	147,418
U.S. Treasury 3.875% 8/15/2034	59,250	58,380
U.S. Treasury 4.25% 11/15/2034	86,275	87,246
U.S. Treasury 4.625% 2/15/2035	113,000	117,379
U.S. Treasury 4.25% 8/15/2035 (c)	356,500	359,341
U.S. Treasury 4.00% 11/15/2035 (c)	504,614	497,754
U.S. Treasury 4.25% 5/15/2039	84,397	82,788
U.S. Treasury 1.375% 11/15/2040	38,809	25,244
U.S. Treasury 1.875% 2/15/2041	98,666	69,047
U.S. Treasury 2.25% 5/15/2041	140,792	103,758
U.S. Treasury 2.00% 11/15/2041	6,986	4,885
U.S. Treasury 2.375% 2/15/2042	4,990	3,680
U.S. Treasury 3.25% 5/15/2042	315,158	263,352
U.S. Treasury 2.75% 8/15/2042	32,660	25,253
U.S. Treasury 3.375% 8/15/2042	152,000	128,677
U.S. Treasury 2.75% 11/15/2042	77,000	59,271
U.S. Treasury 3.125% 2/15/2043	47,605	38,586
U.S. Treasury 2.875% 5/15/2043	58,590	45,564
U.S. Treasury 3.875% 5/15/2043	34,310	30,828
U.S. Treasury 3.625% 2/15/2044	24,780	21,316
U.S. Treasury 4.50% 2/15/2044	230,000	222,875
U.S. Treasury 4.625% 5/15/2044	26,500	26,060
U.S. Treasury 3.125% 8/15/2044	39,447	31,284
U.S. Treasury 4.125% 8/15/2044	164,000	150,749
U.S. Treasury 2.50% 2/15/2045	51,860	36,797
U.S. Treasury 4.75% 2/15/2045	230,000	229,142
U.S. Treasury 3.00% 5/15/2045	24,780	19,103
U.S. Treasury 5.00% 5/15/2045	352,000	361,889
U.S. Treasury 4.875% 8/15/2045 (c)	245,000	247,718
U.S. Treasury 3.00% 11/15/2045	23,145	17,715
U.S. Treasury 4.625% 11/15/2045 (c)	462,808	452,829
U.S. Treasury 3.00% 5/15/2047	55,603	41,819
U.S. Treasury 2.75% 8/15/2047	82,381	58,960
U.S. Treasury 3.00% 2/15/2048	3,743	2,791
U.S. Treasury 2.00% 2/15/2050	56,616	33,279
U.S. Treasury 2.375% 5/15/2051	83,000	52,438
U.S. Treasury 1.875% 11/15/2051	25,500	14,136
U.S. Treasury 2.25% 2/15/2052	149,126	90,718
U.S. Treasury 4.00% 11/15/2052 (c)	83,509	72,569
U.S. Treasury 3.625% 5/15/2053	113,815	92,261
U.S. Treasury 4.25% 2/15/2054	14,150	12,822
U.S. Treasury 4.25% 8/15/2054	32,415	29,376
U.S. Treasury 4.50% 11/15/2054	189,935	179,518
U.S. Treasury 4.75% 8/15/2055 (j)	1,468,431	1,446,855
U.S. Treasury 4.625% 11/15/2055	648,100	625,720
		19,413,870

U.S. Treasury inflation-protected securities 1.44%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (k)	341,468	338,591
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (k)	214,154	212,224
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (k)	294,352	290,793
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (k)	164,875	161,921
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (k)	117,670	121,219
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (j)(k)	1,596,557	1,612,913
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (k)	82,017	77,828
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (k)	52,264	52,552
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (k)	96,221	89,766
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (k)	51,264	51,004
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (k)	298,618	299,998

37	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (c)(k)	USD267,683	$267,102
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (k)	24,865	18,521
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (k)	52,624	44,090
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (k)	21,087	15,906
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (k)	2,709	1,560
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (k)	108,736	84,808
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (k)	8,168	7,347
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (k)	142,644	135,413
		3,883,556
Total U.S. Treasury bonds & notes		23,297,426
Corporate bonds and notes 6.81%
Financials 2.42%
AerCap Ireland Capital DAC 1.75% 1/30/2026	1,620	1,617
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,560
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (h)(i)	23,775	25,255
Ally Financial, Inc. 5.737% 5/15/2029 (USD-SOFR + 1.96% on 5/15/2028) (i)	9,745	9,995
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,621
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,557
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (i)	EUR5,663	6,796
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (i)	11,265	14,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (i)	11,380	14,167
American Express Co. 2.55% 3/4/2027	USD13,925	13,729
American Express Co. 5.85% 11/5/2027	3,900	4,036
American Express Co. (USD-SOFR + 0.93%) 5.17% 7/26/2028 (f)	20,000	20,084
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (i)	24,681	25,441
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (i)	18,496	20,210
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	12,994	13,502
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (i)	9,286	9,808
American International Group, Inc. 4.85% 5/7/2030	4,337	4,448
American International Group, Inc. 5.125% 3/27/2033	9,635	9,921
American International Group, Inc. 4.375% 6/30/2050	169	141
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,437
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,198
Arthur J. Gallagher & Co. 4.85% 12/15/2029	30,000	30,718
Arthur J. Gallagher & Co. 5.15% 2/15/2035	12,932	13,076
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	196
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,741	2,633
Athene Global Funding 4.83% 5/9/2028 (h)	30,000	30,277
Athene Global Funding 5.033% 7/17/2030 (h)	20,000	20,162
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (h)	4,676	5,179
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (i)	EUR6,200	8,144
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (i)	23,800	28,821
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (i)	USD20,600	20,254
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	15,845	15,044
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (i)	19,918	19,928
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (i)	24,446	24,395
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (i)	4,654	4,674
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (i)	42,684	42,161
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (i)	38,230	36,480
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (i)	12,350	12,893
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (i)	1,079	970
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	93,451	83,607
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (i)	14,041	12,888
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	86,168	77,077
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (i)	14,470	13,054
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	31,759	32,707
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (i)	9,226	9,849
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (i)	2,097	2,184
Bank of Montreal 5.203% 2/1/2028	5,000	5,131
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (i)	40,000	39,965

American Balanced Fund	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (i)	USD15,000	$15,049
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (i)	18,829	19,468
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028) (i)	4,444	4,502
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (i)	13,564	13,967
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (i)	14,393	14,805
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (i)	20,000	20,738
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033) (i)	5,613	5,636
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,217
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,605
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	10,815
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (h)	USD20,000	20,218
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (i)	25,000	28,597
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (i)	10,000	10,570
Barclays PLC 5.367% 2/25/2031 (USD-SOFR + 1.23% on 2/25/2030) (i)	20,000	20,675
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (h)	7,000	7,229
Blackstone Private Credit Fund 5.95% 7/16/2029	40,829	41,675
Block, Inc. 5.625% 8/15/2030 (h)	8,850	9,035
Block, Inc. 6.00% 8/15/2033 (h)	5,815	5,973
BNP Paribas SA 4.375% 5/12/2026 (h)	6,350	6,350
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (h)(i)	21,352	21,027
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (h)(i)	41,588	39,377
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (h)(i)	55,384	57,345
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (h)(i)	3,708	3,818
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (h)(i)	5,501	5,029
BPCE SA 1.00% 1/20/2026 (h)	8,345	8,332
BPCE SA 0.895% 12/14/2026	JPY400,000	2,542
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (h)(i)	USD22,514	22,528
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (h)(i)	28,000	29,718
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (h)(i)	22,000	22,783
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (h)(i)	57,500	60,121
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (h)(i)	28,729	29,504
Brown & Brown, Inc. 5.55% 6/23/2035	32,872	33,727
Brown & Brown, Inc. 6.25% 6/23/2055	27,334	28,459
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (h)(i)	3,600	3,744
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (h)(i)	30,000	30,333
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	30,626	31,822
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,294
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,770
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (i)	25,000	25,420
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (i)	8,481	8,604
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (i)	20,000	20,632
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,615
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,398
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (i)	12,000	12,462
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (i)	20,000	21,161
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033) (i)	15,000	16,357
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	9,029	8,294
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,595
Citibank, NA 4.914% 5/29/2030	22,800	23,462
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (i)	5,000	4,989
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026) (i)	19,351	19,131
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (i)	10,649	10,632
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (i)	15,570	15,397
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (i)	85,250	86,483
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (i)	3,903	3,654
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (i)	2,785	2,785
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (i)	5,902	6,030
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (i)	71,957	66,698
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (i)	1,678	1,684
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (i)	58,402	53,021
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (i)	38,544	34,547
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (i)	4,414	4,215
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (i)	8,150	8,250
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	6,076	6,366
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	7,064	7,230

39	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	USD58,239	$60,755
CME Group, Inc. 3.75% 6/15/2028	2,230	2,234
Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,956
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	10,059
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,621
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,393
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,360
Corebridge Global Funding 5.75% 7/2/2026 (h)	5,569	5,620
Corebridge Global Funding 4.65% 8/20/2027 (h)	15,470	15,624
Corebridge Global Funding 4.90% 1/7/2028 (h)	14,090	14,333
Corebridge Global Funding 5.20% 6/24/2029 (h)	15,000	15,414
Corebridge Global Funding 4.90% 12/3/2029 (h)	15,000	15,282
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (h)(i)	13,656	13,628
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (h)(i)	8,287	8,148
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	2,223	2,228
Deutsche Bank AG 4.10% 1/13/2026	21,547	21,546
Deutsche Bank AG 4.10% 1/13/2026	5,139	5,139
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (i)	14,404	14,174
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (i)	26,364	25,934
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (i)	13,967	14,191
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (i)	19,992	20,935
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	30,845	32,926
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	8,275	8,405
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (i)	16,573	15,824
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (i)	10,000	9,968
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (i)	EUR25,426	32,321
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (i)	11,040	14,005
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (i)	2,383	2,879
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (i)	49,115	61,374
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	806
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	4,290	4,519
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (i)	3,499	3,556
Fiserv, Inc. 3.50% 7/1/2029	1,077	1,045
Five Corners Funding Trust III 5.791% 2/15/2033 (h)	7,000	7,386
Five Corners Funding Trust IV 5.997% 2/15/2053 (h)	384	395
GA Global Funding Trust 4.50% 9/18/2030 (h)	15,000	14,850
GA Global Funding Trust 5.50% 4/1/2032 (h)	30,000	30,720
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (i)	15,000	14,924
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (i)	9,437	9,274
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (i)	33,244	32,689
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (i)	50,192	49,426
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (i)	17,830	17,735
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (i)	62,783	62,777
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028) (i)	17,896	18,986
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	13,266	13,862
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (i)	30,807	31,572
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (i)	14,250	14,448
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	3,725	3,848
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	266,910	266,331
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (i)	47,338	43,623
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (i)	22,753	22,596
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026) (i)	3,250	3,285
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (i)	18,878	19,235
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (i)	13,250	14,011
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (i)	10,770	10,255
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (i)	6,769	6,939
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (i)	19,800	19,865
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (i)	4,000	3,661
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (i)	4,307	3,916
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (i)	68,428	70,629
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	2,022	2,216
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (i)	20,000	20,583
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (i)	45,000	45,608
Intercontinental Exchange, Inc. 4.20% 3/15/2031	20,000	20,020

American Balanced Fund	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intercontinental Exchange, Inc. 5.25% 6/15/2031	USD13,320	$13,962
Intesa Sanpaolo SpA 3.875% 7/14/2027 (h)	70,094	69,928
Intesa Sanpaolo SpA 3.875% 1/12/2028 (h)	43,573	43,279
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (h)(i)	24,225	28,617
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (h)(i)	1,127	1,340
Jackson National Life Global Funding 4.55% 9/9/2030 (h)	20,000	19,939
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (i)	13,649	13,612
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (i)	20,000	20,320
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (i)	21,182	21,407
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (i)	6,992	6,909
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (i)	25,109	25,615
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (i)	9,810	9,852
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	27,745	28,175
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (i)	27,207	27,564
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (i)	38,803	39,189
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (i)	12,599	12,643
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (i)	21,519	22,183
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (i)	18,342	19,325
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	14,156	14,772
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	7,591	7,795
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (i)	29,611	30,034
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (i)	102	105
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (i)	1,805	1,800
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	9,850	8,787
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	9,162	9,456
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	44,521	46,727
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (h)(i)	7,675	7,928
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (h)(i)	18,322	18,682
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (h)(i)	9,200	10,037
Kookmin Bank 5.375% 5/8/2027 (h)	19,600	19,986
Korea Exchange Bank 5.375% 4/23/2027 (h)	8,750	8,917
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (i)	1,000	991
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (i)	35,000	35,395
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (i)	8,800	8,920
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (i)	7,907	7,883
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (i)	4,050	4,200
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (i)	14,229	14,920
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (i)	3,088	3,252
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (i)	39,269	42,653
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,790
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,409
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	28,735
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,250	9,374
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,250	7,949
Mastercard, Inc. 4.875% 3/9/2028	842	862
Mastercard, Inc. 4.35% 1/15/2032	681	685
Mastercard, Inc. 4.85% 3/9/2033	494	508
Metropolitan Life Global Funding I 5.05% 1/6/2028 (h)	7,000	7,150
Metropolitan Life Global Funding I 5.40% 9/12/2028 (h)	35,000	36,256
Metropolitan Life Global Funding I 4.85% 1/8/2029 (h)	10,000	10,212
Metropolitan Life Global Funding I 2.95% 4/9/2030 (h)	10,000	9,495
Metropolitan Life Global Funding I 5.15% 3/28/2033 (h)	7,668	7,894
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (i)	27,656	27,274

41	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (i)	USD7,321	$7,188
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027) (i)	5,078	4,991
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027) (i)	4,867	4,870
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (i)	7,193	7,100
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (i)	15,000	15,523
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032) (i)	4,388	4,661
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (i)	15,000	15,742
Moody’s Corp. 4.25% 8/8/2032	265	262
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026) (i)	2,053	2,054
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (i)	17,575	17,328
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	553	564
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (i)	18,366	19,087
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (i)	20,042	20,462
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	7,525	7,675
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (i)	40,240	41,160
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (i)	5,250	5,419
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (i)	13,933	13,930
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (i)	4,951	5,249
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (i)	13,929	14,308
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	49,364	51,444
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	9,567	9,685
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (i)	27,765	28,645
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (i)	2,425	2,276
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (i)	171,472	176,835
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (i)	179,691	179,140
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (i)	15,669	13,778
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (i)	51,041	44,805
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	9,090	9,360
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	27,628	27,394
MSCI, Inc. 3.25% 8/15/2033 (h)	5,586	5,012
Nasdaq, Inc. 5.35% 6/28/2028	2,400	2,477
Nasdaq, Inc. 5.55% 2/15/2034	1,270	1,334
National Australia Bank, Ltd. 1.887% 1/12/2027 (h)	3,750	3,682
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,292
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,296
National Australia Bank, Ltd. 6.429% 1/12/2033 (h)	650	706
National Securities Clearing Corp. 5.10% 11/21/2027 (h)	6,000	6,146
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (i)	20,000	20,362
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028) (i)	25,000	26,049
New York Life Global Funding 2.35% 7/14/2026 (h)	2,970	2,947
New York Life Global Funding 4.90% 6/13/2028 (h)	20,000	20,468
New York Life Global Funding 4.55% 1/28/2033 (h)	5,893	5,876
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.66% 7/2/2027 (f)	15,000	15,122
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,222
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	9,173
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (h)	20,000	20,466
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (i)	EUR1,540	1,933
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (i)	1,610	1,968
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (i)	11,240	14,557
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (i)	31,245	38,811
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (i)	USD15,000	15,386
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	30,686	31,834
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (i)	5,250	5,436
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (i)	12,000	12,217
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (i)	5,265	5,693
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (i)	7,750	8,775
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (i)	2,250	2,373

American Balanced Fund	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Power Finance Corp., Ltd. 5.25% 8/10/2028	USD1,957	$2,002
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,849
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,331
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,738
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,454
Prudential Financial, Inc. 3.70% 3/13/2051	945	707
RGA Global Funding 5.25% 1/9/2030 (h)	20,000	20,688
RGA Global Funding 4.60% 11/25/2030 (h)	10,000	10,010
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,104
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (i)	7,104	7,207
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (i)	11,700	11,781
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (i)	19,181	18,859
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (i)	3,779	3,939
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (i)	11,320	11,570
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (i)	3,523	3,685
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (h)	15,000	15,415
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (i)	990	1,024
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (i)	2,225	2,186
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (i)	2,856	2,897
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (i)	28,825	29,810
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,827
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	418
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	19,994
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,070
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,824
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (h)	35,000	36,471
Svenska Handelsbanken AB 5.50% 6/15/2028 (h)	10,000	10,335
Swedbank AB 6.136% 9/12/2026 (h)	51,564	52,329
Synchrony Bank 5.625% 8/23/2027	16,556	16,896
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (b)(i)	6,593	6,678
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (i)	25,000	25,487
Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,655
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,846
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,985
Toronto-Dominion Bank (The) 4.861% 1/31/2028	25,000	25,421
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,555
Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,350
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,817
Travelers Cos., Inc. 4.00% 5/30/2047	2,253	1,839
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (i)	4,444	4,516
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (i)	6,607	7,129
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	4,343	4,497
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (i)	4,819	4,911
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	6,586	7,010
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (i)	4,444	4,482
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (i)	31,449	31,848
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	6,051	6,268
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (i)	15,000	15,413
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (i)	5,309	5,350
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (i)	1,529	1,632
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (i)	17,500	18,195
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (h)(i)	5,000	5,002
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (h)(i)	26,350	26,291
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (h)(i)	53,787	53,637
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (h)(i)	35,660	35,098
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (h)(i)	23,979	24,179
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (h)(i)	4,650	4,626
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (h)(i)	19,450	20,122
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	2,654	2,773
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	22,618	22,410

43	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (h)(i)	USD302	$268
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (h)(i)	18,843	17,502
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (h)(i)	5,035	4,518
UniCredit SpA 4.625% 4/12/2027 (h)	2,500	2,516
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,161
Visa, Inc. 2.05% 4/15/2030	5,247	4,866
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (i)	57,696	57,332
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	28,680	29,279
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (i)	4,473	4,372
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (i)	19,177	19,394
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (i)	2,300	2,343
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (i)	29,159	30,219
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (i)	80,657	85,244
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (i)	11,703	12,055
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (i)	5,345	5,538
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	46,257	47,758
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (i)	23,561	24,521
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	14,000	15,505
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (i)	3,750	3,692
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (i)	28,300	25,649
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,390
		6,532,637

Consumer discretionary 1.16%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,575
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,946
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,840
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	10,325
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,492
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,290
Amazon.com, Inc. 4.65% 11/20/2035	45,463	45,297
Amazon.com, Inc. 5.45% 11/20/2055	71,182	69,526
Amazon.com, Inc. 5.55% 11/20/2065	42,000	40,772
Carnival Corp. 5.125% 5/1/2029 (h)	16,220	16,408
Carnival Corp. 5.875% 6/15/2031 (h)	19,300	19,950
Carnival Corp. 5.75% 8/1/2032 (h)	32,285	33,174
Carnival Corp. 6.125% 2/15/2033 (h)	44,775	46,258
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	2,714	2,715
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (h)	4,791	4,707
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (h)	4,378	4,421
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (h)	30,387	30,859
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (h)	2,169	2,211
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (h)	3,248	3,091
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (h)	14,859	15,264
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (h)	37,644	38,788
Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,980	5,994
Ford Motor Credit Co., LLC 6.95% 6/10/2026	4,165	4,202
Ford Motor Credit Co., LLC 2.70% 8/10/2026	720	713
Ford Motor Credit Co., LLC 4.271% 1/9/2027	1,310	1,304
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,158
Ford Motor Credit Co., LLC 4.125% 8/17/2027	5,805	5,760
Ford Motor Credit Co., LLC 3.815% 11/2/2027	2,684	2,644
Ford Motor Credit Co., LLC 7.35% 11/4/2027	30,966	32,343
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,895	1,826
Ford Motor Credit Co., LLC 6.80% 5/12/2028	34,970	36,500
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,655	11,182
Ford Motor Credit Co., LLC 2.90% 2/10/2029	2,050	1,927
Ford Motor Credit Co., LLC 5.80% 3/8/2029	54,925	56,138
Ford Motor Credit Co., LLC 5.113% 5/3/2029	40,891	40,967
Ford Motor Credit Co., LLC 5.875% 11/7/2029	66,305	68,091
Ford Motor Credit Co., LLC 7.35% 3/6/2030	28,036	30,102

American Balanced Fund	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 7.20% 6/10/2030	USD119,189	$127,846
Ford Motor Credit Co., LLC 5.73% 9/5/2030	43,226	43,908
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	62,345
Ford Motor Credit Co., LLC 6.05% 3/5/2031	51,314	52,786
Ford Motor Credit Co., LLC 3.625% 6/17/2031	61,184	56,083
Ford Motor Credit Co., LLC 6.054% 11/5/2031	61,655	63,243
Ford Motor Credit Co., LLC 7.122% 11/7/2033	154,344	165,846
Ford Motor Credit Co., LLC 6.125% 3/8/2034	118,610	120,579
Ford Motor Credit Co., LLC 6.50% 2/7/2035	101,454	105,145
Ford Motor Credit Co., LLC 5.869% 10/31/2035	73,472	72,592
General Motors Financial Co., Inc. 1.25% 1/8/2026	387	387
General Motors Financial Co., Inc. 4.20% 10/27/2028	40,121	40,187
General Motors Financial Co., Inc. 5.35% 1/7/2030	85,180	87,987
General Motors Financial Co., Inc. 5.85% 4/6/2030	37,779	39,701
General Motors Financial Co., Inc. 5.45% 7/15/2030	244,221	253,692
General Motors Financial Co., Inc. 2.70% 6/10/2031	18,761	17,005
General Motors Financial Co., Inc. 5.90% 1/7/2035	19,445	20,285
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,469
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,314
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,263
Home Depot, Inc. 5.30% 6/25/2054	12,000	11,486
Hyatt Hotels Corp. 5.05% 3/30/2028	17,280	17,604
Hyatt Hotels Corp. 5.75% 3/30/2032	16,325	17,112
Hyundai Capital America 1.30% 1/8/2026 (h)	23,790	23,779
Hyundai Capital America 1.50% 6/15/2026 (h)	28,381	28,057
Hyundai Capital America 5.45% 6/24/2026 (h)	17,742	17,853
Hyundai Capital America 1.65% 9/17/2026 (h)	37,992	37,381
Hyundai Capital America 3.00% 2/10/2027 (h)	33,995	33,628
Hyundai Capital America 5.30% 3/19/2027 (h)	9,990	10,136
Hyundai Capital America 4.85% 3/25/2027 (h)	39,000	39,366
Hyundai Capital America 4.875% 6/23/2027 (h)	24,017	24,289
Hyundai Capital America 5.275% 6/24/2027 (h)	42,500	43,233
Hyundai Capital America 2.375% 10/15/2027 (h)	21,667	21,040
Hyundai Capital America 5.00% 1/7/2028 (h)	25,000	25,401
Hyundai Capital America 4.90% 6/23/2028 (h)	24,204	24,589
Hyundai Capital America 2.10% 9/15/2028 (h)	9,284	8,785
Hyundai Capital America 4.25% 9/18/2028 (h)	11,998	12,005
Hyundai Capital America 5.30% 1/8/2030 (h)	47,000	48,450
Hyundai Capital America 5.10% 6/24/2030 (h)	24,143	24,717
Hyundai Capital America 5.40% 1/8/2031 (h)	4,521	4,672
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (h)	9,245	9,218
Hyundai Capital Services, Inc. 5.25% 1/22/2028 (h)	15,000	15,322
Leland Stanford Junior University (The) 1.289% 6/1/2027	4,000	3,871
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,921
Marriott International, Inc. 2.75% 10/15/2033	8,028	7,025
McDonald’s Corp. 4.60% 9/9/2032	716	729
McDonald’s Corp. 4.95% 3/3/2035	26	26
Motherson Global Investments BV 5.625% 7/11/2029 (h)	16,715	17,078
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (h)	79,000	80,789
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (h)	55,000	56,931
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (h)	96,000	98,673
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	52,549	52,789
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,433
Starbucks Corp. 5.00% 2/15/2034	6,538	6,680
Starbucks Corp. 5.40% 5/15/2035	13,451	13,994
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,854
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,363
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (h)	20,000	20,071
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (h)	49,509	49,803
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (h)	10,262	10,397
Volkswagen Group of America Finance, LLC 5.35% 3/27/2030 (h)	14,450	14,853
Volkswagen Group of America Finance, LLC 4.85% 9/11/2030 (h)	59,000	59,591
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (h)	11,240	12,078
Volkswagen Group of America Finance, LLC 5.65% 3/25/2032 (h)	30,000	31,191
		3,138,686

45	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Utilities 0.73%
AEP Transmission Co., LLC 5.15% 4/1/2034	USD15,000	$15,327
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (i)	12,028	12,245
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (h)	211	208
Comision Federal de Electricidad 4.688% 5/15/2029 (h)	6,553	6,496
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	8,075	8,156
Consumers Energy Co. 3.10% 8/15/2050	4,764	3,201
DTE Electric Co. 4.85% 12/1/2026	1,350	1,364
DTE Energy Co. 5.10% 3/1/2029	8,650	8,867
Duke Energy Carolinas, LLC 5.35% 1/15/2053	399	384
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,922
Duke Energy Florida, LLC 4.85% 12/1/2035	11,175	11,131
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,721
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	601
Duke Energy Progress, LLC 2.90% 8/15/2051	449	284
Edison International 4.125% 3/15/2028	17,463	17,277
Edison International 5.25% 11/15/2028	23,554	23,878
Edison International 5.45% 6/15/2029	43,171	43,981
Edison International 6.95% 11/15/2029	10,848	11,559
Edison International 6.25% 3/15/2030	31,038	32,475
Edison International 5.25% 3/15/2032	41,040	41,088
Electricite de France SA 5.65% 4/22/2029 (h)	12,500	13,019
Electricite de France SA 6.25% 5/23/2033 (h)	5,838	6,328
Electricite de France SA 4.875% 9/21/2038 (h)	1,325	1,237
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	8,950	10,444
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,417
Enel Finance International NV 2.125% 7/12/2028 (h)	5,500	5,231
Enel Finance International NV 4.125% 9/30/2028 (h)	19,500	19,471
Enel Finance International NV 5.125% 6/26/2029 (h)	17,500	17,968
Entergy Corp. 3.75% 6/15/2050	234	170
Eversource Energy 3.30% 1/15/2028	6,812	6,697
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (h)	8,992	8,698
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,361
Georgia Power Co. 4.65% 5/16/2028	20,879	21,223
Georgia Power Co. 4.95% 5/17/2033	10,206	10,412
Jersey Central Power & Light Co. 2.75% 3/1/2032 (h)	145	131
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,442
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,203
MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,435
Monongahela Power Co. 3.55% 5/15/2027 (h)	301	299
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	505
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	7,175	7,264
NSTAR Electric Co. 2.70% 6/1/2026	4,085	4,063
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	154,125
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,915
Pacific Gas and Electric Co. 5.45% 6/15/2027	334	340
Pacific Gas and Electric Co. 2.10% 8/1/2027	9,172	8,898
Pacific Gas and Electric Co. 3.30% 12/1/2027	39,994	39,404
Pacific Gas and Electric Co. 3.00% 6/15/2028	24,049	23,328
Pacific Gas and Electric Co. 3.75% 7/1/2028	27,802	27,469
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,424	11,511
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,295	1,338
Pacific Gas and Electric Co. 4.55% 7/1/2030	101,038	100,646
Pacific Gas and Electric Co. 2.50% 2/1/2031	82,395	74,257
Pacific Gas and Electric Co. 3.25% 6/1/2031	13,645	12,718
Pacific Gas and Electric Co. 4.40% 3/1/2032	24,208	23,632
Pacific Gas and Electric Co. 5.90% 6/15/2032	17,174	18,021
Pacific Gas and Electric Co. 5.05% 10/15/2032	40,100	40,341
Pacific Gas and Electric Co. 6.15% 1/15/2033	3,164	3,360
Pacific Gas and Electric Co. 6.40% 6/15/2033	64,338	69,507
Pacific Gas and Electric Co. 6.95% 3/15/2034	33,259	37,011
Pacific Gas and Electric Co. 5.80% 5/15/2034	11,800	12,262
Pacific Gas and Electric Co. 5.70% 3/1/2035	60,205	61,935
Pacific Gas and Electric Co. 6.00% 8/15/2035	7,981	8,394
Pacific Gas and Electric Co. 3.30% 8/1/2040	11,358	8,627

American Balanced Fund	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.75% 8/15/2042	USD30,000	$22,781
Pacific Gas and Electric Co. 4.95% 7/1/2050	45,549	38,551
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,457	9,767
PacifiCorp 5.10% 2/15/2029	17,900	18,273
PacifiCorp 2.70% 9/15/2030	1,675	1,541
PacifiCorp 5.30% 2/15/2031	14,084	14,508
PacifiCorp 5.45% 2/15/2034	33,489	33,986
PacifiCorp 6.10% 8/1/2036	2,023	2,101
PacifiCorp 6.25% 10/15/2037	8,332	8,718
PacifiCorp 4.15% 2/15/2050	7,619	5,672
PacifiCorp 3.30% 3/15/2051	17,267	11,081
PacifiCorp 2.90% 6/15/2052	20,757	12,172
PacifiCorp 5.35% 12/1/2053	8,356	7,347
PacifiCorp 5.50% 5/15/2054	2,091	1,870
PacifiCorp 5.80% 1/15/2055	1,825	1,704
Public Service Electric and Gas Co. 5.05% 3/1/2035	16,350	16,711
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,659
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,744
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,096
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	19,425	19,872
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	575	510
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,412
Southern California Edison Co. 3.65% 3/1/2028	6,136	6,068
Southern California Edison Co. 5.30% 3/1/2028	6,997	7,148
Southern California Edison Co. 5.65% 10/1/2028	23,270	24,109
Southern California Edison Co. 4.20% 3/1/2029	29,252	29,083
Southern California Edison Co. 5.15% 6/1/2029	29,920	30,585
Southern California Edison Co. 2.85% 8/1/2029	14,436	13,693
Southern California Edison Co. 5.25% 3/15/2030	53,833	55,240
Southern California Edison Co. 2.25% 6/1/2030	6,852	6,225
Southern California Edison Co. 2.50% 6/1/2031	2,517	2,259
Southern California Edison Co. 5.45% 6/1/2031	36,391	37,679
Southern California Edison Co. 2.75% 2/1/2032	24,311	21,678
Southern California Edison Co. 5.95% 11/1/2032	8,316	8,804
Southern California Edison Co. 6.00% 1/15/2034	14,678	15,431
Southern California Edison Co. 5.20% 6/1/2034	32,025	32,213
Southern California Edison Co. 5.45% 3/1/2035	42,399	43,011
Southern California Edison Co. 5.75% 4/1/2035	11,807	12,203
Southern California Edison Co. 5.35% 7/15/2035	48,812	49,160
Southern California Edison Co. 5.625% 2/1/2036	30,338	30,712
Southern California Edison Co. 5.95% 2/1/2038	2,390	2,448
Southern California Edison Co. 4.50% 9/1/2040	41,062	35,934
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,277
Southern California Edison Co. 3.65% 2/1/2050	1,317	922
Southern California Edison Co. 5.75% 4/15/2054	630	594
Southern California Edison Co. 6.20% 9/15/2055	1,795	1,810
Southwestern Electric Power Co. 1.65% 3/15/2026	2,040	2,029
Southwestern Electric Power Co. 3.25% 11/1/2051	19	13
Tampa Electric Co. 5.15% 3/1/2035	30,000	30,482
Union Electric Co. 5.25% 4/15/2035	14,220	14,678
Virginia Electric & Power 2.40% 3/30/2032	5,700	5,078
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,451
Xcel Energy, Inc. 2.35% 11/15/2031	19,046	16,918
Xcel Energy, Inc. 5.50% 3/15/2034	2,450	2,531
Xcel Energy, Inc. 5.60% 4/15/2035	5,053	5,237
		1,970,001

Communication services 0.53%
Alphabet, Inc. 4.70% 11/15/2035	39,515	39,540
Alphabet, Inc. 5.35% 11/15/2045	20,000	19,889
Alphabet, Inc. 5.25% 5/15/2055	20,143	19,307
Alphabet, Inc. 5.45% 11/15/2055	83,752	82,218
Alphabet, Inc. 5.30% 5/15/2065	7,878	7,415
Alphabet, Inc. 5.70% 11/15/2075	51,000	50,239
AT&T, Inc. 2.30% 6/1/2027	3,530	3,451

47	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.35% 3/1/2029	USD5,000	$5,027
AT&T, Inc. 2.25% 2/1/2032	4,055	3,558
AT&T, Inc. 5.40% 2/15/2034	2,781	2,884
AT&T, Inc. 4.50% 5/15/2035	1,093	1,051
AT&T, Inc. 5.375% 8/15/2035	10,000	10,251
AT&T, Inc. 3.50% 9/15/2053	10,178	6,817
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,953
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,263
Charter Communications Operating, LLC 6.10% 6/1/2029	37,331	38,979
Charter Communications Operating, LLC 2.30% 2/1/2032	30,000	25,804
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,833
Charter Communications Operating, LLC 5.85% 12/1/2035	86,000	85,829
Charter Communications Operating, LLC 4.80% 3/1/2050	32,976	24,796
Charter Communications Operating, LLC 3.70% 4/1/2051	94,326	59,608
Charter Communications Operating, LLC 3.90% 6/1/2052	100,054	64,666
Charter Communications Operating, LLC 5.25% 4/1/2053	54,978	43,553
Charter Communications Operating, LLC 6.70% 12/1/2055	31,479	30,205
Charter Communications Operating, LLC 5.50% 4/1/2063	20,556	16,210
Comcast Corp. 1.95% 1/15/2031	533	475
Comcast Corp. 5.30% 6/1/2034	5,179	5,340
Comcast Corp. 5.30% 5/15/2035	2,012	2,058
Meta Platforms, Inc. 4.60% 11/15/2032	89,343	90,087
Meta Platforms, Inc. 4.875% 11/15/2035	81,685	81,607
Meta Platforms, Inc. 5.50% 11/15/2045	30,096	29,242
Meta Platforms, Inc. 5.40% 8/15/2054	31,250	29,098
Meta Platforms, Inc. 5.625% 11/15/2055	114,642	110,117
Meta Platforms, Inc. 5.75% 11/15/2065	30,942	29,540
Netflix, Inc. 4.875% 4/15/2028	7,892	8,063
SBA Tower Trust 1.631% 11/15/2026 (h)	99,657	97,519
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,661
T-Mobile USA, Inc. 1.50% 2/15/2026	1,146	1,142
T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,721
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,514
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,986
T-Mobile USA, Inc. 2.05% 2/15/2028	1,074	1,031
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,409
T-Mobile USA, Inc. 4.80% 7/15/2028	2,151	2,192
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,324
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,616
T-Mobile USA, Inc. 2.40% 3/15/2029	401	380
T-Mobile USA, Inc. 2.55% 2/15/2031	244	223
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	6,059
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,689
T-Mobile USA, Inc. 5.125% 5/15/2032	24,988	25,726
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,168
T-Mobile USA, Inc. 5.30% 5/15/2035	23,520	24,125
T-Mobile USA, Inc. 4.95% 11/15/2035	5,850	5,818
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,112
T-Mobile USA, Inc. 5.75% 1/15/2054	506	497
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,766
Verizon Communications, Inc. 2.355% 3/15/2032	20,548	18,114
Verizon Communications, Inc. 4.75% 1/15/2033	26,665	26,652
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,683
Verizon Communications, Inc. 5.25% 4/2/2035	43,423	44,150
Verizon Communications, Inc. 5.00% 1/15/2036	28,768	28,535
Verizon Communications, Inc. 5.401% 7/2/2037 (h)	654	661
Verizon Communications, Inc. 2.85% 9/3/2041	858	619
Verizon Communications, Inc. 5.75% 11/30/2045	6,791	6,747
Verizon Communications, Inc. 5.875% 11/30/2055	12,643	12,500
Verizon Communications, Inc. 2.987% 10/30/2056	5,537	3,298
Verizon Communications, Inc. 6.00% 11/30/2065	7,643	7,552
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,631	2,618
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,059	3,346
		1,433,126

American Balanced Fund	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy 0.50%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	USD4,346	$4,378
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,395
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	858
Chevron USA, Inc. 4.687% 4/15/2030	20,000	20,467
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	27,000	28,603
ConocoPhillips Co. 3.80% 3/15/2052	533	393
ConocoPhillips Co. 5.30% 5/15/2053	270	252
Devon Energy Corp. 5.20% 9/15/2034	8,831	8,796
Devon Energy Corp. 5.75% 9/15/2054	34,169	31,420
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,842
Diamondback Energy, Inc. 5.75% 4/18/2054	10,750	10,170
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,091
Enbridge, Inc. 6.70% 11/15/2053	8,956	9,839
Energy Transfer, LP 5.25% 7/1/2029	7,791	8,022
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,075
Enterprise Products Operating, LLC 4.60% 1/15/2031	4,383	4,438
Enterprise Products Operating, LLC 5.20% 1/15/2036	3,920	3,993
EOG Resources, Inc. 4.40% 1/15/2031	8,365	8,401
EOG Resources, Inc. 5.65% 12/1/2054	12,648	12,380
Equinor ASA 1.75% 1/22/2026	9,289	9,278
Equinor ASA 3.625% 9/10/2028	13,155	13,123
Equinor ASA 4.25% 11/23/2041	5,400	4,801
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (h)	10,000	10,473
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,638
MPLX, LP 4.125% 3/1/2027	4,175	4,178
MPLX, LP 5.40% 9/15/2035	5,789	5,834
Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	48,501
Occidental Petroleum Corp. 6.625% 9/1/2030	132,000	142,199
Occidental Petroleum Corp. 6.125% 1/1/2031	51,253	54,205
Occidental Petroleum Corp. 5.375% 1/1/2032	73,000	74,797
Occidental Petroleum Corp. 5.55% 10/1/2034	80,448	82,108
Occidental Petroleum Corp. 6.45% 9/15/2036	10,286	10,969
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,615
ONEOK, Inc. 5.65% 11/1/2028	25,436	26,426
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,491
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,727
Petroleos Mexicanos 5.95% 1/28/2031	159,721	154,684
Petroleos Mexicanos 6.70% 2/16/2032	216,478	216,035
Petroleos Mexicanos 6.625% 6/15/2035	34,000	32,285
Petroleos Mexicanos 6.75% 9/21/2047	30,895	25,423
Petroleos Mexicanos 6.35% 2/12/2048	16,490	12,955
Petroleos Mexicanos 7.69% 1/23/2050	67,982	60,971
Petroleos Mexicanos 6.95% 1/28/2060	72,435	59,018
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,306
Qatar Energy 2.25% 7/12/2031 (h)	8,229	7,417
Qatar Energy 3.125% 7/12/2041 (h)	12,578	9,700
Qatar Energy 3.30% 7/12/2051 (h)	6,796	4,765
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (h)	5,000	5,048
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	17,490	17,085
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	7,763	7,839
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	7,253	7,360
TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,401
Transportadora de Gas del Peru SA 4.25% 4/30/2028	686	685
		1,342,153

Health care 0.48%
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,062
AbbVie, Inc. 4.95% 3/15/2031	30,000	31,030
AbbVie, Inc. 5.20% 3/15/2035	10,187	10,553
AbbVie, Inc. 5.40% 3/15/2054	19,500	18,974
AbbVie, Inc. 5.60% 3/15/2055	9,522	9,550
Amgen, Inc. 5.15% 3/2/2028	3,249	3,326
Amgen, Inc. 3.00% 2/22/2029	400	388
Amgen, Inc. 4.05% 8/18/2029	8,900	8,895
Amgen, Inc. 5.25% 3/2/2030	20,000	20,768

49	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD10,415	$10,185
Amgen, Inc. 5.25% 3/2/2033	27,070	28,030
Amgen, Inc. 5.60% 3/2/2043	7,101	7,147
Amgen, Inc. 4.875% 3/1/2053	7,808	6,878
Amgen, Inc. 5.65% 3/2/2053	41,418	40,584
Amgen, Inc. 4.40% 2/22/2062	4,544	3,554
Amgen, Inc. 5.75% 3/2/2063	2,631	2,569
Ascension Health 4.078% 11/15/2028	9,619	9,663
Ascension Health 4.294% 11/15/2030	23,185	23,232
Ascension Health 4.923% 11/15/2035	13,627	13,653
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,592
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	35,308
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	5,078
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,791
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,213	2,015
AstraZeneca Finance, LLC 5.00% 2/26/2034	13,550	14,029
Banner Health 1.897% 1/1/2031	5,000	4,483
Banner Health 2.913% 1/1/2051	6,005	3,855
Baxter International, Inc. 1.915% 2/1/2027	10,095	9,855
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,799
Baxter International, Inc. 4.45% 2/15/2029	5,077	5,096
Bayer US Finance, LLC 6.125% 11/21/2026 (h)	23,901	24,251
Bayer US Finance, LLC 6.25% 1/21/2029 (h)	13,802	14,525
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	19,233
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,175	2,262
Centene Corp. 4.25% 12/15/2027	44,681	44,446
Cigna Group (The) 1.25% 3/15/2026	9,398	9,345
Cigna Group (The) 5.25% 1/15/2036	30,500	31,070
Cigna Group (The) 6.00% 1/15/2056	20,500	21,095
CVS Health Corp. 5.00% 1/30/2029	2,086	2,131
CVS Health Corp. 5.25% 1/30/2031	10,000	10,338
CVS Health Corp. 5.55% 6/1/2031	72,404	75,806
CVS Health Corp. 5.70% 6/1/2034	18,668	19,569
CVS Health Corp. 6.05% 6/1/2054	12,000	11,939
CVS Health Corp. 6.20% 9/15/2055	19,064	19,370
Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,968
Elevance Health, Inc. 5.20% 2/15/2035	3,064	3,132
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,557
Elevance Health, Inc. 5.70% 9/15/2055	31,000	30,392
Eli Lilly and Co. 3.375% 3/15/2029	77	76
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,319
Eli Lilly and Co. 5.10% 2/12/2035	34,660	35,844
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,330
Eli Lilly and Co. 4.95% 2/27/2063	330	298
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,151
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	5,218
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,377
HCA, Inc. 3.375% 3/15/2029	1,118	1,091
HCA, Inc. 3.625% 3/15/2032	1,450	1,371
HCA, Inc. 4.375% 3/15/2042	399	342
HCA, Inc. 4.625% 3/15/2052	379	310
Humana, Inc. 3.70% 3/23/2029	4,608	4,526
Humana, Inc. 5.375% 4/15/2031	12,962	13,406
Humana, Inc. 5.55% 5/1/2035	29,152	29,780
Humana, Inc. 5.75% 4/15/2054	6,066	5,733
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,039	10,117
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,070
Novant Health, Inc. 3.168% 11/1/2051	25,939	17,342
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,579
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,453
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,194
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	25,051
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	782
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,466
Pfizer, Inc. 2.625% 4/1/2030	15,000	14,160
Pfizer, Inc. 4.20% 11/15/2030	22,236	22,345

American Balanced Fund	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Roche Holdings, Inc. 4.203% 9/9/2029 (h)	USD17,520	$17,650
Roche Holdings, Inc. 4.592% 9/9/2034 (h)	8,771	8,754
Sharp HealthCare 2.68% 8/1/2050	15,620	9,675
Summa Health 3.511% 11/15/2051	17,193	13,917
Sutter Health 5.164% 8/15/2033	9,905	10,208
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	34,501	35,157
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	3,201	3,241
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,295
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,940
UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	20,503
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	3,023
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	986
UnitedHealth Group, Inc. 4.65% 1/15/2031	20,000	20,351
UnitedHealth Group, Inc. 4.95% 1/15/2032	42,546	43,626
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,096
UnitedHealth Group, Inc. 5.35% 2/15/2033	25,000	26,056
UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	14,027
UnitedHealth Group, Inc. 5.30% 6/15/2035	24,244	25,111
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,690	20,317
UnitedHealth Group, Inc. 5.95% 6/15/2055	45,250	46,496
Viatris, Inc. 4.00% 6/22/2050	20,401	13,595
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,630
		1,287,756

Information technology 0.28%
Accenture Capital, Inc. 4.25% 10/4/2031	20,724	20,749
Accenture Capital, Inc. 4.50% 10/4/2034	19,774	19,510
Amphenol Corp. 3.90% 11/15/2028	20,000	19,983
Amphenol Corp. 4.625% 2/15/2036	52,992	51,938
Amphenol Corp. 5.30% 11/15/2055	25,691	24,561
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,348
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,465
Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,788
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,395
Broadcom, Inc. 4.00% 4/15/2029 (h)	219	218
Broadcom, Inc. 4.15% 4/15/2032 (h)	2,471	2,420
Broadcom, Inc. 3.469% 4/15/2034	304	277
Broadcom, Inc. 5.20% 7/15/2035	35,080	35,955
Broadcom, Inc. 3.187% 11/15/2036 (h)	588	499
Broadcom, Inc. 4.90% 2/15/2038	27,311	26,788
Cisco Systems, Inc. 4.85% 2/26/2029	25,000	25,664
Cisco Systems, Inc. 5.10% 2/24/2035	40,612	41,748
Intel Corp. 5.20% 2/10/2033	39,000	39,749
Intel Corp. 3.05% 8/12/2051	4,265	2,625
Intel Corp. 4.90% 8/5/2052	41,000	33,987
Intel Corp. 5.60% 2/21/2054	21,967	20,294
Intuit, Inc. 1.35% 7/15/2027	1,101	1,064
Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,316
Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,837
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,735
Oracle Corp. 5.25% 2/3/2032	15,000	15,004
Oracle Corp. 4.80% 9/26/2032	35,000	33,799
Oracle Corp. 5.20% 9/26/2035	50,935	48,818
Oracle Corp. 5.875% 9/26/2045	20,000	18,073
Oracle Corp. 5.55% 2/6/2053	799	664
Oracle Corp. 6.00% 8/3/2055	21,186	18,700
Oracle Corp. 5.95% 9/26/2055	52,467	46,520
Oracle Corp. 6.10% 9/26/2065	37,468	33,069
SK hynix, Inc. 6.375% 1/17/2028 (h)	10,000	10,450
Synopsys, Inc. 5.15% 4/1/2035	45,584	46,346
Synopsys, Inc. 5.70% 4/1/2055	7,681	7,628
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,439
Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,808

51	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Texas Instruments, Inc. 5.10% 5/23/2035	USD19,500	$20,116
Texas Instruments, Inc. 5.15% 2/8/2054	20,750	19,638
TSMC Global, Ltd. 4.375% 7/22/2027 (h)	332	334
		764,319

Consumer staples 0.26%
BAT Capital Corp. 4.70% 4/2/2027	1,519	1,530
BAT Capital Corp. 3.557% 8/15/2027	2,014	2,000
BAT Capital Corp. 2.259% 3/25/2028	2,787	2,683
BAT Capital Corp. 3.462% 9/6/2029	1,080	1,054
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,807
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,266
BAT Capital Corp. 4.742% 3/16/2032	3,753	3,789
BAT Capital Corp. 5.35% 8/15/2032	20,000	20,818
BAT Capital Corp. 4.625% 3/22/2033	27,529	27,384
BAT Capital Corp. 4.39% 8/15/2037	4,744	4,373
BAT Capital Corp. 7.079% 8/2/2043	27,000	30,451
BAT Capital Corp. 4.54% 8/15/2047	826	686
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,070
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,651
BAT Capital Corp. 6.25% 8/15/2055	29,250	30,337
BAT International Finance PLC 1.668% 3/25/2026	7,024	6,986
BAT International Finance PLC 4.448% 3/16/2028	20,778	20,948
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,761
Campbell’s Co. (The) 4.75% 3/23/2035	3,736	3,612
Coca-Cola Co. 1.00% 3/15/2028	4,324	4,085
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,065
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,478
Constellation Brands, Inc. 4.80% 5/1/2030	1,983	2,017
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,961
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,468
Coty, Inc. 4.75% 1/15/2029 (h)	2,692	2,656
Coty, Inc. 6.625% 7/15/2030 (h)	16,375	16,840
Coty, Inc. 5.60% 1/15/2031 (h)	9,792	9,890
Imperial Brands Finance PLC 4.50% 6/30/2028 (h)	22,882	23,072
Imperial Brands Finance PLC 5.625% 7/1/2035 (h)	9,250	9,513
Imperial Brands Finance PLC 6.375% 7/1/2055 (h)	7,692	7,863
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,296
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,718
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,029
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,897
JBS USA Holding Lux SARL 3.00% 2/2/2029	5,387	5,190
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,971
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,386
Mars, Inc. 4.80% 3/1/2030 (h)	49,160	50,250
Mars, Inc. 5.00% 3/1/2032 (h)	32,707	33,725
Mars, Inc. 5.70% 5/1/2055 (h)	68,831	68,614
Mondelez International, Inc. 5.125% 5/6/2035	10,305	10,548
PepsiCo, Inc. 3.625% 3/19/2050	112	85
PepsiCo, Inc. 2.75% 10/21/2051	275	173
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	8,228
Philip Morris International, Inc. 5.125% 11/17/2027	14,780	15,110
Philip Morris International, Inc. 4.875% 2/15/2028	3,185	3,249
Philip Morris International, Inc. 5.625% 11/17/2029	11,316	11,903
Philip Morris International, Inc. 5.125% 2/15/2030	27,212	28,139
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,315
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,399
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,493
Philip Morris International, Inc. 4.75% 11/1/2031	31,639	32,322
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,373
Philip Morris International, Inc. 4.90% 11/1/2034	27,205	27,436

American Balanced Fund	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.875% 4/30/2035	USD30,125	$30,237
Philip Morris International, Inc. 4.625% 10/29/2035	26,426	25,865
Sysco Corp. 3.15% 12/14/2051	535	357
		695,428

Industrials 0.25%
Air Lease Corp. 2.875% 1/15/2026	7,997	7,993
Air Lease Corp. 2.20% 1/15/2027	6,085	5,964
Air Lease Corp. 2.10% 9/1/2028	5,824	5,491
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,731
BAE Systems PLC 5.125% 3/26/2029 (h)	19,331	19,896
BAE Systems PLC 5.25% 3/26/2031 (h)	10,863	11,297
BAE Systems PLC 5.30% 3/26/2034 (h)	11,308	11,714
BAE Systems PLC 5.50% 3/26/2054 (h)	2,445	2,462
Boeing Co. (The) 2.75% 2/1/2026	20,502	20,479
Boeing Co. (The) 2.196% 2/4/2026	19,842	19,805
Boeing Co. (The) 3.10% 5/1/2026	4,822	4,804
Boeing Co. (The) 5.04% 5/1/2027	17,340	17,525
Boeing Co. (The) 3.25% 2/1/2028	1,165	1,146
Boeing Co. (The) 3.25% 3/1/2028	3,455	3,394
Boeing Co. (The) 6.298% 5/1/2029	13,899	14,758
Boeing Co. (The) 5.15% 5/1/2030	9,820	10,093
Boeing Co. (The) 3.625% 2/1/2031	4,420	4,248
Boeing Co. (The) 6.388% 5/1/2031	3,696	4,013
Boeing Co. (The) 3.60% 5/1/2034	3,180	2,895
Boeing Co. (The) 6.528% 5/1/2034	37,024	40,975
Boeing Co. (The) 3.25% 2/1/2035	133	117
Boeing Co. (The) 3.50% 3/1/2039	116	95
Boeing Co. (The) 5.705% 5/1/2040	183	187
Boeing Co. (The) 3.90% 5/1/2049	342	256
Boeing Co. (The) 3.75% 2/1/2050	229	167
Boeing Co. (The) 5.805% 5/1/2050	39,286	38,700
Boeing Co. (The) 6.858% 5/1/2054	15,201	17,084
Boeing Co. (The) 5.93% 5/1/2060	12,115	11,895
Boeing Co. (The) 7.008% 5/1/2064	20,378	23,241
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,993
Canadian Pacific Railway Co. 5.20% 3/30/2035	11,531	11,875
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,133	850
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,532	2,346
Carrier Global Corp. 2.493% 2/15/2027	30	29
Carrier Global Corp. 3.377% 4/5/2040	1,080	874
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (h)	29,900	31,283
CSX Corp. 3.80% 3/1/2028	3,590	3,587
CSX Corp. 4.25% 3/15/2029	3,650	3,684
CSX Corp. 5.20% 11/15/2033	5,000	5,208
CSX Corp. 5.05% 6/15/2035	26,813	27,285
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,433
John Deere Capital Corp. 5.10% 4/11/2034	30,000	31,032
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	18,475
Masco Corp. 1.50% 2/15/2028	1,996	1,891
Masco Corp. 2.00% 2/15/2031	1,922	1,703
Masco Corp. 3.125% 2/15/2051	110	72
Mexico City Airport Trust 4.25% 10/31/2026	2,800	2,792
Mexico City Airport Trust 5.50% 7/31/2047	2,948	2,591
Norfolk Southern Corp. 4.45% 3/1/2033	7,243	7,226
Norfolk Southern Corp. 5.10% 5/1/2035	13,125	13,446
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,963
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,667
Norfolk Southern Corp. 5.35% 8/1/2054	36,463	34,857
Paychex, Inc. 5.10% 4/15/2030	7,804	8,038
Paychex, Inc. 5.60% 4/15/2035	1,989	2,084
RTX Corp. 5.00% 2/27/2026	207	207
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,770
RTX Corp. 5.15% 2/27/2033	13,347	13,790

53	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
RTX Corp. 5.375% 2/27/2053	USD5,079	$4,907
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (h)	10,165	10,115
Siemens Funding BV 5.80% 5/28/2055 (h)	28,035	29,371
Siemens Funding BV 5.90% 5/28/2065 (h)	26,262	27,578
Triton Container International, Ltd. 3.15% 6/15/2031 (h)	19,690	17,773
Union Pacific Corp. 5.10% 2/20/2035	13,463	13,900
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,242
Union Pacific Corp. 5.60% 12/1/2054	9,629	9,609
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,720
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,635
		670,356

Real estate 0.13%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,709
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,311
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,726
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,918
American Tower Corp. 1.45% 9/15/2026	3,032	2,978
American Tower Corp. 3.60% 1/15/2028	3,750	3,717
American Tower Corp. 2.30% 9/15/2031	732	651
American Tower Corp. 2.95% 1/15/2051	3,750	2,398
Boston Properties, LP 2.90% 3/15/2030	47,006	44,123
Boston Properties, LP 3.25% 1/30/2031	20,599	19,333
Boston Properties, LP 2.55% 4/1/2032	49,079	42,856
Boston Properties, LP 6.50% 1/15/2034	22,812	24,578
Boston Properties, LP 5.75% 1/15/2035	19,203	19,760
COPT Defense Properties, LP 2.00% 1/15/2029	301	281
COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,297
COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,555
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (h)	7,150	6,654
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,679
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,140
ERP Operating, LP 4.65% 9/15/2034	4,736	4,697
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,390
Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,686
GLP Capital, LP 4.00% 1/15/2030	5,000	4,876
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,921
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	43,922	44,976
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	1,170	1,241
Piedmont Operating Partnership, LP 5.625% 1/15/2033	3,607	3,646
Prologis, LP 4.875% 6/15/2028	5,969	6,116
Prologis, LP 4.75% 6/15/2033	10,929	11,038
Prologis, LP 5.00% 3/15/2034	2,650	2,703
Prologis, LP 5.00% 1/31/2035	5,735	5,816
Prologis, LP 5.25% 6/15/2053	273	261
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,433
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,761
Public Storage Operating Co. 2.30% 5/1/2031	1,855	1,680
Scentre Group Trust 1 3.75% 3/23/2027 (h)	7,630	7,599
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	6,121
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,594
VICI Properties, LP 4.75% 4/1/2028	10,834	10,951
		334,170

Materials 0.07%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	7,053
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,892
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	301
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	139
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	11,429	11,665
Celanese US Holdings, LLC 6.665% 7/15/2027	4,670	4,817
Celanese US Holdings, LLC 6.879% 7/15/2032	2,094	2,181
Celanese US Holdings, LLC 7.20% 11/15/2033	7,724	8,167
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	7,829	7,935

American Balanced Fund	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033 (h)	USD299	$301
Dow Chemical Co. (The) 5.35% 3/15/2035	7,668	7,604
Dow Chemical Co. (The) 5.65% 3/15/2036	6,005	5,983
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,659
Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	4,919
Dow Chemical Co. (The) 5.95% 3/15/2055	20,250	18,445
JH North America Holdings, Inc. 5.875% 1/31/2031 (h)	3,845	3,930
JH North America Holdings, Inc. 6.125% 7/31/2032 (h)	3,730	3,831
LYB International Finance III, LLC 5.125% 1/15/2031	3,332	3,346
LYB International Finance III, LLC 5.50% 3/1/2034	3,557	3,518
LYB International Finance III, LLC 6.15% 5/15/2035	2,636	2,703
LYB International Finance III, LLC 5.875% 1/15/2036	31,524	31,388
Minera Mexico, SA de CV, 5.625% 2/12/2032 (h)	30,680	31,784
Mosaic Co. 4.05% 11/15/2027	4,490	4,491
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	6,326	6,522
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	14,682	14,989
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,742
Sherwin-Williams Co. 3.80% 8/15/2049	80	60
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,022
Westlake Corp. 4.375% 11/15/2047	1,500	1,164
		197,551

Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	7,951
Total corporate bonds and notes		18,374,134
Asset-backed obligations 2.58%
Auto loan 1.13%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(h)	1,350	1,350
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(h)	5,045	5,054
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (d)(h)	1,664	1,666
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (d)(h)	2,196	2,206
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (d)(h)	19,805	19,840
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(h)	4,632	4,661
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (d)(h)	4,998	5,023
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (d)(h)	12,578	12,683
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (d)(h)	14,562	14,874
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(h)	29,744	30,039
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (d)(h)	9,497	9,692
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (d)(h)	7,497	7,539
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(h)	6,144	6,179
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (d)(h)	12,883	13,031
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (d)(h)	6,074	6,114
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (d)	39	39
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (d)	20,192	20,164
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (d)	11,077	11,163
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (d)	24,720	24,886
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (d)(h)	28,057	28,120
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (d)(h)	1,294	1,294
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(h)	18,285	18,249
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(h)	1,291	1,289
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(h)	75,784	74,907
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (d)(h)	13,825	13,668
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (d)(h)	1,542	1,525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	8,650	8,709
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (d)(h)	3,228	3,261
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (d)(h)	2,750	2,784
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(h)	25,110	25,560
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (d)(h)	10,000	10,117
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (d)(h)	19,885	20,331
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (d)(h)	9,510	9,826
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (d)(h)	12,400	12,727
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(h)	3,763	3,826
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	28,032	29,185

55	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (d)(h)	USD7,175	$7,529
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class C, 7.34% 2/20/2030 (d)(h)	1,400	1,485
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (d)(h)	15,860	16,378
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (d)(h)	2,846	2,953
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (d)(h)	16,000	16,525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (d)(h)	3,342	3,450
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(h)	9,540	9,638
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (d)	230	230
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (d)	4,174	4,181
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (d)	1,420	1,422
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (d)	8,007	8,027
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (d)	2,236	2,241
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (d)	6,448	6,461
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (d)	6,126	6,157
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (d)	9,466	9,529
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (d)	2,220	2,243
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (d)	15,155	15,292
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (d)	25,773	25,927
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (d)	2,271	2,279
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (d)	9,797	10,014
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (d)	7,401	7,437
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (d)	11,925	12,012
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (d)	6,174	6,212
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (d)	7,492	7,565
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (d)	214	214
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (d)	37,004	37,470
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (d)	1,255	1,257
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (d)	4,489	4,635
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (d)(h)	3,911	3,918
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (d)(h)	2,365	2,381
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (d)	328	320
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (d)	2,147	2,113
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (d)(h)	3,658	3,687
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(h)	1,562	1,564
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(h)	796	797
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (d)(h)	2,672	2,675
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (d)(h)	26,027	26,397
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(h)	35,542	35,897
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(h)	19,285	19,517
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (d)(h)	2,470	2,496
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (d)(h)	7,710	7,804
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (d)(h)	12,232	12,317
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (d)(h)	12,269	12,303
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(h)	727	728
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (d)(h)	273	274
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (d)(h)	3,027	3,041
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (d)(h)	2,951	2,956
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (d)(h)	13,097	13,192
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (d)(h)	394	402
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (d)(h)	5,048	5,111
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (d)(h)	11,656	11,671
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (d)(h)	3,659	3,666
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(h)	4,542	4,565
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (d)(h)	20,578	20,666
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (d)(h)	1,261	1,275
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (d)(h)	243	247
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (d)	7,110	7,120
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (d)	8,179	8,214
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (d)	6,146	6,235
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (d)	13,117	13,154
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(h)	1,328	1,333
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(h)	10,576	10,615
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (d)(h)	5,890	5,911
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (d)(h)	7,766	7,779
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(h)	1,007	1,008
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(h)	3,015	3,026

American Balanced Fund	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (d)(h)	USD4,481	$4,515
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (d)(h)	4,751	4,845
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (d)(h)	6,047	6,252
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (d)	5,022	4,997
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (d)	1,036	1,036
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (d)	3,170	3,171
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (d)	1,362	1,363
Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38% 6/15/2028 (d)	4,500	4,505
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (d)	1,157	1,162
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (d)	3,697	3,700
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (d)	6,808	6,821
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (d)	3,215	3,224
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (d)	6,250	6,256
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (d)	3,884	3,977
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (d)	7,232	7,327
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (d)	25,639	25,862
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (d)	6,376	6,406
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (d)	8,879	8,960
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (d)	9,461	9,493
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (d)	9,082	9,125
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (d)	6,028	6,093
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (d)	9,760	9,924
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (d)	9,939	9,966
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (d)	8,067	8,102
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (d)	7,612	7,700
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (d)	9,492	9,708
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (d)	13,416	13,719
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (d)	9,878	9,930
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (d)	34,257	34,700
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (d)	26,811	27,233
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (d)	1,025	1,029
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (d)	1,108	1,117
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (d)	17,038	17,058
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (d)	2,102	2,104
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (d)	3,749	3,790
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (d)	5,289	5,332
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (d)(h)	4,742	4,778
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (d)(h)	5,001	5,007
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (d)(h)	4,775	4,799
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (d)(h)	1,689	1,695
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75% 12/15/2031 (d)(h)	5,000	5,017
First Investors Auto Owner Trust, Series 25-1A, Class D, 5.22% 12/15/2033 (d)(h)	2,500	2,512
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (d)	3,755	3,763
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (d)	1,989	1,998
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(h)	26,615	27,531
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(f)(h)	61,000	62,618
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(h)	13,105	13,220
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (d)	39,291	39,456
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (d)	2,062	2,068
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (d)(h)	851	852
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (d)(h)	2,763	2,771
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (d)(h)	5,098	5,113
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (d)(h)	2,500	2,505
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (d)(h)	8,588	8,646
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (d)(h)	6,394	6,435
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (d)(h)	4,567	4,586
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (d)(h)	8,920	8,979
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (d)(h)	2,414	2,436
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (d)(h)	2,182	2,237
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (d)(h)	3,327	3,337
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (d)(h)	9,026	9,120
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (d)(h)	16,572	16,737
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (d)(h)	5,212	5,274
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (d)(h)	3,347	3,408
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (d)(h)	13,069	13,126
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (d)(h)	11,932	12,180

57	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (d)(h)	USD16,784	$16,865
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (d)(h)	11,421	11,552
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (d)(h)	13,143	13,350
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (d)(h)	5,987	6,062
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (d)(h)	3,956	3,981
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (d)(h)	4,580	4,621
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (d)(h)	2,047	2,057
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(h)	5,001	5,021
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (d)(h)	3,351	3,374
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(h)	7,526	7,584
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (d)(h)	5,118	5,179
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (d)(h)	6,405	6,447
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (d)(h)	12,716	12,758
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (d)(h)	1,021	1,043
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (d)(h)	22,705	23,540
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(h)	38,047	39,966
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(h)	61,215	62,287
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (d)	7,867	7,917
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (d)(h)	17,626	17,735
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (d)(h)	8,150	8,277
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (d)(h)	9,146	9,177
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (d)(h)	1,640	1,648
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(h)	61,371	59,980
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028 (d)(h)	8,792	8,582
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (d)(h)	5,075	4,954
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(h)	22,138	22,030
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(h)	18,253	19,136
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(h)	111,172	109,106
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(h)	19,644	19,270
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(h)	11,677	11,465
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (d)(h)	14,231	14,451
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(h)	30,334	30,997
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	6,543	6,627
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (d)(h)	20,044	20,029
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (d)(h)	3,597	3,601
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (d)(h)	23,227	23,376
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (d)(h)	847	848
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (d)	1,263	1,266
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (d)(h)	14,256	14,385
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (d)(h)	3,028	3,042
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (d)	13,516	13,634
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (d)(h)	63,190	63,264
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(h)	1,977	1,978
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(h)	1,780	1,783
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (d)(h)	490	491
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (d)(h)	1,749	1,750
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (d)(h)	12,712	12,788
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(h)	7,194	7,227
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(h)	2,219	2,241
LAD Auto Receivables Trust, Series 2025-3A, Class A4, 4.17% 8/15/2031 (d)(h)	2,500	2,509
LAD Auto Receivables Trust, Series 2025-3A, Class B, 4.40% 9/15/2031 (d)(h)	3,150	3,160
LAD Auto Receivables Trust, Series 2025-3A, Class C, 4.60% 3/15/2033 (d)(h)	4,100	4,117
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	2,853	2,854
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (d)	4,770	4,817
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (d)	5,008	5,051
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (d)(h)	6,190	6,209
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.19% 5/15/2031 (d)(h)	2,199	2,208
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (d)(h)	800	800
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (d)(h)	2,613	2,615
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (d)(h)	6,547	6,561
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (d)(h)	12,218	12,268
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (d)(h)	4,938	4,957
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (d)(h)	3,815	3,807
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (d)(h)	2,983	2,996
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (d)(h)	1,690	1,702
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (d)(h)	6,618	6,633

American Balanced Fund	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (d)(h)	USD4,644	$4,657
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class C, 5.534% 8/25/2034 (d)(h)	2,500	2,511
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (d)	330	330
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (d)	696	697
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (d)	2,351	2,354
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (d)	2,472	2,479
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (d)	4,361	4,373
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (d)	1,312	1,313
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (d)	5,613	5,623
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (d)	11,818	11,860
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (d)	20,096	20,292
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (d)	1,172	1,175
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (d)	34,174	34,266
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (d)	3,363	3,376
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (d)	12,138	12,288
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (d)	8,547	8,615
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (d)	1,407	1,424
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (d)	16,016	16,085
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (d)	9,491	9,597
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (d)	10,034	10,224
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (d)	6,376	6,429
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (d)	13,412	13,587
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27% 1/15/2032 (d)	2,182	2,187
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (d)	4,984	5,000
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (d)	924	929
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (d)	12,336	12,429
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(h)	4,544	4,552
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(h)	8,717	8,764
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (d)(h)	3,413	3,421
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	1,026	1,035
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(h)	4,381	4,420
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(h)	5,568	5,574
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(h)	10,295	10,363
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (d)(h)	2,222	2,277
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(h)	12,902	12,993
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (d)(h)	3,535	3,638
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (d)(h)	6,614	6,660
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (d)(h)	12,607	12,625
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (d)	12,836	12,913
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (d)	7,901	8,027
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (d)(h)(l)	13,962	8,360
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (d)(h)	12,952	12,980
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(h)	1,471	1,472
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (d)(h)	6,450	6,462
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (d)(h)	1,487	1,494
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (d)(h)	2,590	2,632
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(h)	8,343	8,419
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (d)(h)	3,058	3,090
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (d)(h)	850	849
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (d)(h)	753	754
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(h)	14,052	14,078
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (d)(h)	1,750	1,752
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(h)	12,741	12,784
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (d)(h)	11,868	11,936
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (d)(h)	4,397	4,419
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(h)	8,184	8,203
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (d)(h)	9,545	9,648
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (d)(h)	4,187	4,236
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (d)(h)	5,314	5,437
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (d)(h)	13,581	13,633
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (d)(h)	5,627	5,772
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(h)	28,358	28,489
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (d)(h)	16,701	16,828
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (d)(h)	7,827	7,902
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (d)(h)	17,000	17,274
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (d)(h)	18,000	18,235

59	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (d)(h)	USD6,004	$6,135
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (d)(h)	14,985	15,119
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(h)	19,367	19,582
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (d)(h)	7,216	7,333
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (d)(h)	11,755	11,827
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (d)(h)	11,232	11,273
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (d)(h)	2,173	2,180
Westlake Automobile Receivables Trust, Series 2025-3A, Class D, 5.04% 7/15/2031 (d)(h)	3,750	3,759
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (d)(h)	5,364	5,372
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (d)(h)	6,227	6,240
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (d)(h)	4,996	5,011
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (d)(h)	15,908	16,109
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (d)(h)	22,389	22,616
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (d)(h)	16,787	16,971
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (d)	1,250	1,251
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (d)	18,199	18,295
		3,039,004

Other asset-backed securities 1.11%
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (d)(h)	1,095	1,099
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(h)	40,547	40,664
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (d)(h)	2,253	2,261
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (d)(h)	1,062	1,067
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (d)(h)	821	825
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (d)(h)	2,134	2,143
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(h)	12,687	12,779
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (d)(h)	8,403	8,438
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(h)	12,111	12,130
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(h)	686	686
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (d)(h)	2,848	2,852
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (d)(h)	28,908	29,007
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (d)(h)	17,620	17,698
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(h)	61,916	62,166
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(h)	43,927	44,280
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(h)	15,662	15,995
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (d)(h)	497	498
Auxilior Term Funding, LLC, Series 2024-1, Class A3, 5.49% 7/15/2031 (d)(h)	11,907	12,130
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (d)(h)	8,942	9,063
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(h)	552	549
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (d)(h)	1,715	1,690
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (d)(h)	15,473	14,709
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (d)(h)	2,347	2,258
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (d)(h)	1,877	1,884
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (d)(h)	1,235	1,250
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (d)(h)	19,873	20,061
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (d)(h)	17,397	17,728
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(h)	39,043	37,046
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (d)(h)	15,896	15,037
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(h)	555	553
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	67,984	69,167
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (d)(h)	11,979	12,149
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (d)(h)	49,550	49,779
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (d)(h)	29,598	29,672
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (d)(h)	2,410	2,419
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(h)	104,075	88,418
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(h)	19,570	16,546
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (d)(h)	15,185	9,651
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (d)(h)	1,579	1,021
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(h)	48,951	39,785
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (d)(h)	7,528	4,695
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (d)(h)	52,570	51,913
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (d)(h)	42,983	41,863
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (d)(h)	3,579	3,593

American Balanced Fund	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(h)	USD15,654	$14,796
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(h)	15,525	14,670
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(h)	21,318	20,178
CLI Funding VI, LLC, Series 2020-3A, Class B, 3.30% 10/18/2045 (d)(h)	570	544
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(h)	16,880	15,734
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (d)(h)	1,209	1,125
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (d)(h)	973	908
CLI Funding, LLC, Series 2022-1A, Class B, 3.12% 1/18/2047 (d)(h)	848	778
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (d)	2,804	2,807
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (d)(h)	11,652	11,870
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (d)(h)	3,666	3,706
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (d)	22,064	22,253
Dell Equipment Finance Trust, Series 2025-2, Class A2, 4.10% 2/22/2028 (d)(h)	2,000	2,006
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (d)(h)	6,096	6,144
Dell Equipment Finance Trust, Series 2025-2, Class A3, 4.12% 3/24/2031 (d)(h)	1,750	1,758
Dell Equipment Finance Trust, Series 2025-2, Class B, 4.34% 3/24/2031 (d)(h)	613	616
Dell Equipment Finance Trust, Series 2025-2, Class C, 4.53% 3/24/2031 (d)(h)	967	971
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (d)(h)	5,330	5,333
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (d)(h)	18,243	18,457
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (d)(h)	2,063	2,073
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (d)(h)	8,835	9,026
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (d)(h)	1,929	2,003
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(h)	4,052	3,807
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	35,880	36,439
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (d)(h)	1,943	1,954
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(h)	13,601	13,703
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(h)	11,855	11,384
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(h)	1,633	1,562
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(h)	2,675	2,514
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (d)(h)	23,372	23,574
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (d)(h)	54,844	54,990
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (d)(h)	6,770	6,647
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(h)	33,567	32,264
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(h)	877	848
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(h)	48,858	46,992
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(h)	51,406	48,142
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(h)	58,298	54,949
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(h)	3,775	3,526
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (d)(h)	3,575	3,588
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class A2, 4.22% 5/15/2028 (d)(h)	3,448	3,462
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (d)(h)	2,027	2,047
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(h)	29,488	29,847
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (d)(h)	2,565	2,594
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (d)(h)	7,212	7,254
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (d)(h)	8,984	9,006
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (d)(h)	1,338	1,340
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (d)(h)	2,081	2,084
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (d)(h)	4,032	4,037
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (d)	12,300	12,411
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (d)(h)	6,330	6,358
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (d)(h)	4,212	4,239
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (d)(h)	4,995	5,006
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(h)	1,181	1,192
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(h)	49,061	46,917
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(h)	250,811	210,120
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (d)(h)	3,958	2,488
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (d)(h)	7,483	7,533
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	6,809	6,837
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (d)(h)	10,157	10,201
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (d)(h)	6,822	6,870
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	19,638	19,899
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (d)(h)	8,928	9,002
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (d)(h)	2,030	2,044
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (d)(h)	643	647
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (d)(h)	935	939
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (d)(h)	22,230	22,259

61	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (d)(h)	USD4,948	$4,956
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (d)(h)	5,694	5,727
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (d)(h)	3,881	3,898
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (d)(h)	1,960	1,969
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (d)(h)	2,408	2,419
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (d)(h)	2,676	2,682
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (d)(h)	8,439	8,506
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	8,845	8,903
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (d)(h)	3,805	3,830
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 4.60% 1/15/2028 (d)(f)(h)	14,516	14,519
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 4.784% 4/15/2028 (d)(f)(h)	15,000	15,012
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(h)	36,810	36,983
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (d)(h)	9,986	10,166
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (d)	14,999	15,268
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (d)	13,836	13,487
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (d)(h)	7,984	8,012
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (d)(f)(h)	3,392	3,431
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(h)	6,297	6,443
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (d)(h)	9,707	9,750
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (d)(h)	734	738
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (d)(h)	8,789	8,862
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (d)(h)	758	762
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (d)(h)	1,716	1,724
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (d)(h)	3,540	3,553
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (d)(h)	4,434	4,564
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (d)(h)	4,885	5,007
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (d)(h)	2,677	2,698
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (d)(h)	1,041	1,051
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (d)(h)	16,480	15,749
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (d)(h)	3,034	2,908
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (d)(h)	29,990	30,438
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(h)	27,647	26,407
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(h)	15,137	14,821
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(h)	14,849	14,642
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(h)	8,905	8,698
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(h)	6,106	5,957
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(h)	20,543	20,507
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(h)	24,253	24,106
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (d)(h)	64,868	65,815
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (d)(h)	53,160	54,350
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (d)(h)	10,182	10,546
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(h)	9,624	9,402
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (d)	33,163	33,448
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (d)	39,744	40,451
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (d)	29,101	29,260
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(h)	26,929	25,807
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (d)(h)	9,116	8,842
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(h)	18,522	17,606
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (d)(h)	2,809	2,691
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(h)	2,532	2,423
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(h)	23,128	21,797
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (d)(h)	995	935
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(h)	47,524	45,071
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(h)	25,011	25,161
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (d)(h)	12,200	11,693
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (d)(h)	10,066	9,241
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (d)(h)	365	334
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (d)(h)	493	499
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(h)	25,463	25,625
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (d)(h)	2,776	2,660
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (d)(h)	14,373	13,814
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(h)	99,540	94,053
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(h)	4,506	4,331
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(h)	26,598	24,763
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (d)(h)	971	898

American Balanced Fund	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (d)(h)	USD4,276	$4,136
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	6,777	6,812
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (d)(h)	26,323	26,484
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (d)(h)	6,229	6,259
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (d)(h)	5,319	5,335
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(h)	8,302	8,343
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(h)	5,584	5,699
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (d)(i)	77,422	77,439
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (d)	42,675	43,530
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (d)(i)	3,656	3,675
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(h)	44,216	45,022
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (d)	18,581	18,644
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (d)(h)	8,341	8,611
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (d)(h)	14,123	14,485
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (d)(h)(i)	4,489	4,514
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(h)	8,818	8,838
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(h)	4,403	4,430
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (d)(h)	2,877	2,884
		2,996,298

Collateralized loan obligations 0.21%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (d)(f)(h)	9,211	9,216
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (d)(f)(h)	1,843	1,845
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (d)(f)(h)	11,141	11,149
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.856% 10/24/2036 (d)(f)(h)	2,425	2,427
ARES CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.316% 10/24/2036 (d)(f)(h)	1,967	1,971
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.566% 10/24/2036 (d)(f)(h)	2,501	2,504
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.216% 10/24/2036 (d)(f)(h)	1,358	1,360
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.975% 7/15/2034 (d)(f)(h)	23,348	23,355
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (d)(f)(h)	13,255	13,265
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.052% 5/17/2031 (d)(f)(h)	13,891	13,840
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (d)(f)(m)	3,080	3,083
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (d)(f)(h)	24,873	24,891
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (d)(f)(h)	13,646	13,630
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.996% 4/19/2034 (d)(f)(h)	3,112	3,114
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (d)(f)(h)	25,000	25,019
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.985% 10/15/2030 (d)(f)(h)	5,846	5,849
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.266% 1/15/2031 (d)(f)(h)	1,283	1,283
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.136% 4/15/2031 (d)(f)(h)	405	405
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (d)(f)(h)	14,120	14,146
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (d)(f)(h)	5,787	5,786
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 5.028% 10/20/2033 (d)(f)(h)	4,329	4,331
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.328% 10/20/2033 (d)(f)(h)	3,112	3,114
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (d)(f)(h)	4,313	4,316
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.303% 1/20/2037 (d)(f)(h)	2,512	2,519
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.503% 1/20/2037 (d)(f)(h)	1,295	1,297

63	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.353% 1/20/2037 (d)(f)(h)	USD2,113	$2,116
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.446% 7/20/2035 (d)(f)(h)	9,928	9,928
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (d)(f)(h)	5,252	5,253
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.346% 1/15/2031 (d)(f)(h)	492	492
LCM, LP, CLO, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.235% 7/16/2031 (d)(f)(h)	256	256
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (d)(f)(h)	13,393	13,399
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (d)(f)(h)	23,254	23,263
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (d)(f)(h)	4,372	4,375
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.115% 4/16/2031 (d)(f)(m)	235	235
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.005% 4/15/2031 (d)(f)(h)	193	193
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.865% 7/24/2031 (d)(f)(h)	1,913	1,914
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (d)(f)(h)	35,040	35,057
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.355% 1/15/2033 (d)(f)(h)	21,286	21,258
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.605% 1/15/2033 (d)(f)(h)	6,000	6,007
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.815% 5/18/2034 (d)(f)(h)	5,125	5,122
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.184% 4/20/2033 (d)(f)(h)	16,169	16,173
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (d)(f)(h)	15,945	15,931
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(f)(h)	39,535	39,461
Symphony CLO, Ltd., Series 2025-52A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.305% 1/16/2031 (d)(f)(h)	24	24
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (d)(f)(h)	32,456	32,472
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (d)(f)(h)	2,431	2,432
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2032 (d)(f)(h)	9,000	9,021
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (d)(f)(h)	18,336	18,356
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (d)(f)(h)	72,350	72,362
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.103% 9/7/2030 (d)(f)(h)	172	172
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.216% 7/18/2031 (d)(f)(h)	3,599	3,602
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.276% 4/20/2032 (d)(f)(h)	5,109	5,111
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.884% 4/20/2037 (d)(f)(h)	19,735	19,579
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 10/20/2030 (d)(f)(h)	16,351	16,366
		573,645

Credit card 0.07%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(h)	33,250	33,332
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (d)	18,221	18,267
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (d)(h)	3,023	3,032
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (d)(h)	956	967
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (d)	20,870	21,302
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (d)	22,257	22,707
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(h)	27,098	27,177
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (d)(h)	1,598	1,603
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (d)(h)	1,239	1,243
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (d)(h)	1,492	1,496

American Balanced Fund	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	USD3,233	$3,254
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	2,595	2,609
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (d)	39,226	39,382
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (d)	8,090	8,253
		184,624

Student loan 0.05%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(h)	11,868	12,010
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(h)	16,694	15,322
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(h)	17,719	16,114
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(h)	31,410	29,520
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(h)	17,478	16,546
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(h)	29,608	28,088
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (d)(h)	5,033	5,173
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.595% 1/15/2053 (d)(f)(h)	10,386	10,295
		133,068

Franchise/equipment 0.01%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (d)(h)	20,434	20,751
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (d)(h)	17,190	17,589
		38,340
Total asset-backed obligations		6,964,979
Bonds & notes of governments & government agencies outside the U.S. 0.48%
Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (h)	324,360	330,795
United Mexican States 4.75% 4/27/2032	19,875	19,396
United Mexican States 5.85% 7/2/2032	20,000	20,573
United Mexican States 3.50% 2/12/2034	9,008	7,810
United Mexican States 6.875% 5/13/2037	11,335	12,123
United Mexican States 6.338% 5/4/2053	6,235	5,959
United Mexican States 7.375% 5/13/2055	17,730	19,144
United Mexican States 3.771% 5/24/2061	13,292	8,231
		424,031

Greece 0.13%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR29,410	35,849
Greece (Hellenic Republic of) 4.25% 6/15/2033	44,120	55,530
Greece (Hellenic Republic of) 3.375% 6/15/2034	142,470	168,379
Greece (Hellenic Republic of) 3.625% 6/15/2035	70,000	83,538
		343,296

Canada 0.09%
CPPIB Capital, Inc. 0.875% 9/9/2026 (h)	USD17,827	17,488
CPPIB Capital, Inc. 2.75% 11/2/2027 (h)	23,770	23,408
Hydro-Quebec 9.50% 11/15/2030	22,230	27,331
OMERS Finance Trust 1.10% 3/26/2026 (h)	26,770	26,596
OMERS Finance Trust 3.50% 4/19/2032 (h)	33,621	32,334
OMERS Finance Trust 4.00% 4/19/2052 (h)	33,621	25,908
Ontario (Province of) 3.90% 9/4/2030	36,249	36,294
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (h)	18,000	17,848
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,941
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	19,194
		249,342

65	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD40,334	$33,395
Peru (Republic of) 5.875% 8/8/2054	8,925	8,865
Peru (Republic of) 2.78% 12/1/2060	40,618	22,153
		64,413

Japan 0.02%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (h)	18,000	17,644
Development Bank of Japan, Inc. 1.75% 10/20/2031 (h)	12,582	11,103
Japan Bank for International Cooperation 1.25% 1/21/2031	27,682	24,296
		53,043

Supra National 0.01%
European Investment Bank 0.75% 10/26/2026	19,007	18,567
European Investment Bank 0.625% 10/21/2027	7,655	7,271
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,545
		34,383

Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	8,035	8,928
Panama (Republic of) 2.252% 9/29/2032	19,671	16,299
		25,227

Hungary 0.01%
Hungary (Republic of) 2.125% 9/22/2031 (h)	14,164	12,234
Hungary (Republic of) 3.125% 9/21/2051 (h)	17,678	10,945
		23,179

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (h)	16,195	16,554
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (h)	4,883	4,952
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (h)	310	315
		21,821

Philippines 0.01%
Philippines (Republic of) 6.375% 10/23/2034	19,260	21,657

Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (h)	7,101	7,126
Qatar (State of) 4.817% 3/14/2049 (h)	7,101	6,707
		13,833

Germany 0.00%
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,756

Chile 0.00%
Chile (Republic of) 3.10% 1/22/2061	15,816	9,838

Indonesia 0.00%
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	3,000	3,099
Total bonds & notes of governments & government agencies outside the U.S.		1,298,918

American Balanced Fund	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.26%
California 0.03%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	USD7,980	$5,237
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,709
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,716
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,332
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,475	1,313
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,560
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	8,195	6,900
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,270
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,005	788
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	345	313
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,227
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,862
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,479
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,060
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,157
		72,923

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	42,792
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	39,867
		82,659

Illinois 0.09%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	197,178	202,170
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	26,641	27,369
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,777	5,050
		234,589

Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	57,933

Michigan 0.01%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,645
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,950
		12,595

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,868
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,405
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	7,980	8,391
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	15,960	16,855
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	13,280	13,219
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	9,995	9,745
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	23,610	22,847
		85,330

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,010	45,444

67	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	USD10	$10

Wisconsin 0.03%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	93,330	92,693
Total municipals		684,176
Federal agency bonds & notes 0.03%
Fannie Mae 0.75% 10/8/2027 (j)	11,330	10,805
Fannie Mae 0.875% 8/5/2030	17,097	15,062
Federal Home Loan Bank 5.50% 7/15/2036	600	657
Korea Gas Corp. 5.00% 7/8/2029 (h)	4,334	4,476
Korea Housing Finance Corp. 4.625% 2/24/2028 (h)	19,870	20,199
Tennessee Valley Authority 4.375% 8/1/2034	36,227	36,651
		87,850
Total bonds, notes & other debt instruments (cost: $77,223,805,000)		76,853,162
Investment funds 2.52%	Shares
Capital Group Central Corporate Bond Fund (b)	797,545,334	6,779,135
Total investment funds (cost: $7,688,192,000)		6,779,135
Short-term securities 4.26%
Money market investments 4.20%
Capital Group Central Cash Fund 3.79% (b)(n)	113,354,560	11,336,590

Money market investments purchased with collateral from securities on loan 0.06%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.65% (n)(o)	21,200,000	21,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (n)(o)	21,162,042	21,163
Capital Group Central Cash Fund 3.79% (b)(n)(o)	201,412	20,143
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.65% (n)(o)	19,700,000	19,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.69% (n)(o)	19,700,000	19,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (n)(o)	16,600,000	16,600
Fidelity Investments Money Market Government Portfolio, Class I 3.67% (n)(o)	12,100,000	12,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.61% (n)(o)	12,100,000	12,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.70% (n)(o)	9,100,000	9,100
		151,806
Total short-term securities (cost: $11,486,389,000)		11,488,396
Total investment securities 101.19% (cost: $182,330,122,000)		272,929,072
Other assets less liabilities (1.19)%		(3,204,126)
Net assets 100.00%		$269,724,946
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	12,438	3/2/2026	USD4,996,589	$(733)
3 Month SOFR Futures	Short	2,904	6/17/2026	(700,481)	1,503
2 Year U.S. Treasury Note Futures	Long	119,528	4/6/2026	24,956,139	(3,084)

American Balanced Fund	68

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
5 Year U.S. Treasury Note Futures	Long	44,561	4/6/2026	USD4,870,726	$(15,003)
10 Year Italy Government Bond Futures	Long	2,676	3/10/2026	377,946	(1,144)
10 Year Euro-Bund Futures	Short	8,022	3/10/2026	(1,202,660)	8,099
10 Year U.S. Treasury Note Futures	Long	12,916	3/31/2026	1,452,243	(12,000)
10 Year Ultra U.S. Treasury Note Futures	Short	14,226	3/31/2026	(1,636,212)	6,161
20 Year U.S. Treasury Bond Futures	Long	10,662	3/31/2026	1,232,460	(16,327)
30 Year Ultra U.S. Treasury Bond Futures	Long	16,820	3/31/2026	1,984,760	(31,278)
					$(63,806)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	13,515	JPY	2,083,828	Morgan Stanley	1/9/2026	$200
USD	120,600	EUR	103,522	Morgan Stanley	1/15/2026	(1,148)
USD	422,649	EUR	358,739	Morgan Stanley	1/23/2026	585
USD	22,064	EUR	18,708	Standard Chartered Bank	1/29/2026	47
USD	32,252	EUR	27,409	Morgan Stanley	1/30/2026	(6)
						$(322)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2035%	Annual	SOFR	Annual	1/10/2026	USD174,359	$21	$—	$21
4.184%	Annual	SOFR	Annual	1/10/2026	174,359	20	—	20
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	5	—	5
4.27%	Annual	SOFR	Annual	2/16/2026	479,019	288	—	288
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	142	—	142
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	92	—	92
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	83	—	83
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	82	—	82
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	63	—	63
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	63	—	63
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	1,528	—	1,528
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	1,518	—	1,518
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	2,072	—	2,072
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	3,650	—	3,650
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	3,263	—	3,263
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	6,205	—	6,205
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	715	—	715
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	692	—	692
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	382	—	382
SOFR	Annual	4.186%	Annual	2/18/2027	2,355,520	(20,316)	—	(20,316)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	4,263	—	4,263
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	2,113	—	2,113
SOFR	Annual	3.39981%	Annual	3/31/2027	1,024,400	(220)	—	(220)
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	11,398	—	11,398

69	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.34%	Annual	10/3/2027	USD974,000	$(276)	$—	$(276)
SOFR	Annual	3.2715%	Annual	10/17/2027	505,285	427	—	427
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	6,389	—	6,389
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(606)	—	(606)
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	(830)	—	(830)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	(1,025)	—	(1,025)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	(1,286)	—	(1,286)
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(1,191)	—	(1,191)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(721)	—	(721)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(334)	—	(334)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(389)	—	(389)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(383)	—	(383)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(1,472)	—	(1,472)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(689)	—	(689)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(819)	—	(819)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(1,198)	—	(1,198)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(1,052)	—	(1,052)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(826)	—	(826)
SOFR	Annual	3.325%	Annual	5/31/2030	228,875	907	—	907
SOFR	Annual	3.237%	Annual	10/24/2030	216,095	2,073	—	2,073
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	9,693	—	9,693
SOFR	Annual	3.326%	Annual	9/19/2032	477,983	7,554	—	7,554
SOFR	Annual	3.4225%	Annual	9/22/2032	478,897	4,821	—	4,821
SOFR	Annual	3.473%	Annual	10/2/2032	497,200	3,583	—	3,583
SOFR	Annual	3.4805%	Annual	10/2/2032	166,400	1,124	—	1,124
SOFR	Annual	3.48%	Annual	10/2/2032	55,509	377	—	377
SOFR	Annual	3.4815%	Annual	10/2/2032	55,557	372	—	372
SOFR	Annual	3.482%	Annual	10/2/2032	54,122	361	—	361
SOFR	Annual	3.34%	Annual	10/24/2032	159,795	2,480	—	2,480
SOFR	Annual	3.50061%	Annual	11/3/2032	340,100	2,010	—	2,010
SOFR	Annual	3.486%	Annual	11/15/2032	156,910	1,082	—	1,082
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	3,088	—	3,088
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	409	—	409
SOFR	Annual	3.665%	Annual	8/15/2035	119,345	1,086	—	1,086
SOFR	Annual	3.6385%	Annual	10/2/2035	246,102	3,017	—	3,017
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY8,900,000	1,703	—	1,703
TONAR	Annual	1.52%	Annual	10/6/2035	3,000,000	576	—	576
TONAR	Annual	1.51812%	Annual	10/7/2035	17,926,928	3,463	—	3,463
SOFR	Annual	3.6775%	Annual	10/8/2035	USD244,036	2,238	—	2,238
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY3,023,638	628	—	628
SOFR	Annual	3.663%	Annual	10/9/2035	USD117,995	1,222	—	1,222
TONAR	Annual	1.53%	Annual	10/9/2035	JPY3,042,488	567	—	567
TONAR	Annual	1.5225%	Annual	10/10/2035	3,083,959	588	—	588
TONAR	Annual	1.51%	Annual	10/14/2035	3,083,960	613	—	613
TONAR	Annual	1.491%	Annual	10/15/2035	3,083,960	647	—	647
TONAR	Annual	1.475%	Annual	10/16/2035	1,897,257	416	—	416
SOFR	Annual	3.504%	Annual	10/24/2035	USD118,405	2,804	—	2,804
SOFR	Annual	3.66593%	Annual	11/3/2035	252,030	2,654	—	2,654
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	13,375	—	13,375
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	13,316	—	13,316
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	7,776	—	7,776
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	7,382	—	7,382
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	7,119	—	7,119
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	6,998	—	6,998
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	7,107	—	7,107
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	8,036	—	8,036
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	14,650	—	14,650
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	7,159	—	7,159
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	6,992	—	6,992

American Balanced Fund	70

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.1605%	Annual	5/19/2053	USD47,600	$7,997	$—	$7,997
SOFR	Annual	4.052%	Annual	11/15/2053	57,315	1,214	—	1,214
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	8,027	—	8,027
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	7,630	—	7,630
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	5,869	—	5,869
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	7,260	—	7,260
2.477%	Annual	TONAR	Annual	10/6/2055	JPY1,200,000	(550)	—	(550)
2.47825%	Annual	TONAR	Annual	10/6/2055	4,000,000	(1,826)	—	(1,826)
2.47%	Annual	TONAR	Annual	10/7/2055	7,594,463	(3,551)	—	(3,551)
2.5425%	Annual	TONAR	Annual	10/8/2055	1,292,192	(479)	—	(479)
SOFR	Annual	3.953%	Annual	10/9/2055	USD56,620	2,089	—	2,089
2.57%	Annual	TONAR	Annual	10/9/2055	JPY1,303,527	(436)	—	(436)
2.515%	Annual	TONAR	Annual	10/10/2055	1,311,084	(535)	—	(535)
2.52%	Annual	TONAR	Annual	10/14/2055	1,314,862	(528)	—	(528)
2.50%	Annual	TONAR	Annual	10/15/2055	1,311,084	(561)	—	(561)
2.51625%	Annual	TONAR	Annual	10/16/2055	807,988	(329)	—	(329)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD112,305	6,729	—	6,729
						$211,927	$—	$211,927
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD2,989,346	$(67,753)	$(66,612)	$(1,141)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.18%
Financials 0.63%
Synchrony Financial	$1,359,805	$29,904	$57,635	$30,258	$348,847	$1,711,179	$23,468
Materials 0.35%
Royal Gold, Inc.	562,960	—	—	—	386,151	949,111	7,685
Consumer discretionary 0.20%
Aramark	536,166	—	—	—	(6,466)	529,700	6,251
Total common stocks						3,189,990
Bonds, notes & other debt instruments 0.00%
Financials 0.00%
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (i)	—	6,593	—	—	85	6,678	139
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029) (i)(p)	35,375	—	36,288	880	33	—	1,348
Synchrony Financial 2.875% 10/28/2031 (p)	17,415	—	18,619	1,171	33	—	707
						6,678

71	American Balanced Fund

Investments in affiliates (b) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.52%
Capital Group Central Corporate Bond Fund	$6,435,120	$506,199	$320,000	$(52,677)	$210,494	$6,779,136	$313,385
Short-term securities 4.21%
Money market investments 4.20%
Capital Group Central Cash Fund 3.79% (n)	11,595,494	32,862,982	33,121,993	24	83	11,336,590	558,946
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.79% (n)(o)	13,465	6,678 (q)				20,143	— (r)
Total short-term securities						11,356,733
Total 7.91%				$(20,344)	$939,260	$21,332,537	$911,929
Restricted securities (m)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (d)(f)	9/5/2024	$3,084	$3,083	0.00%(s)
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.115% 4/16/2031 (d)(f)	10/28/2022	232	235	0.00 (s)
Total		$3,316	$3,318	0.00%(s)

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Amount less than one thousand.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,862,524,000, which represented 5.14% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $623,325,000, which represented 0.23% of the net assets of the fund.
(k)	Index-linked bond whose principal amount moves with a government price index.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(n)	Rate represents the seven-day yield at 12/31/2025.
(o)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(p)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(q)	Represents net activity. Refer to Note 5 for more information on securities lending.
(r)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(s)	Amount less than 0.01%.

American Balanced Fund	72

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

73	American Balanced Fund

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $2,298,311 of investment securities on loan):
Unaffiliated issuers (cost: $162,019,428)	$251,596,535
Affiliated issuers (cost: $20,310,694)	21,332,537	$272,929,072
Cash		4,446
Cash denominated in currencies other than U.S. dollars (cost: $3,739)		3,739
Unrealized appreciation on open forward currency contracts		832
Receivables for:
Sales of investments	2,741,707
Sales of fund’s shares	213,660
Dividends and interest	900,624
Securities lending income	860
Variation margin on futures contracts	4,907
Variation margin on centrally cleared swap contracts	20,313
Other	8,102	3,890,173
		276,828,262
Liabilities:
Collateral for securities on loan		151,806
Unrealized depreciation on open forward currency contracts		1,154
Payables for:
Purchases of investments	6,485,713
Repurchases of fund’s shares	270,345
Investment advisory services	48,238
Services provided by related parties	50,379
Trustees’ deferred compensation	7,538
Variation margin on futures contracts	26,574
Variation margin on centrally cleared swap contracts	7,563
Other	54,006	6,950,356
Net assets at December 31, 2025		$269,724,946
Net assets consist of:
Capital paid in on shares of beneficial interest		$177,407,466
Total distributable earnings (accumulated loss)		92,317,480
Net assets at December 31, 2025		$269,724,946

Refer to the notes to financial statements.

American Balanced Fund	74

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (7,198,422 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$124,383,748	3,317,624	$37.49
Class C	8,116,885	218,459	37.16
Class T	14	— *	37.48
Class F-1	4,604,985	122,963	37.45
Class F-2	36,592,117	977,033	37.45
Class F-3	15,025,686	401,019	37.47
Class 529-A	6,466,459	172,904	37.40
Class 529-C	245,275	6,546	37.47
Class 529-E	189,307	5,065	37.38
Class 529-T	23	1	37.49
Class 529-F-1	17	— *	37.34
Class 529-F-2	714,369	19,057	37.49
Class 529-F-3	2,255	60	37.48
Class R-1	179,337	4,833	37.11
Class R-2	1,160,033	31,227	37.15
Class R-2E	170,526	4,576	37.27
Class R-3	2,565,925	68,933	37.22
Class R-4	4,371,261	116,845	37.41
Class R-5E	714,802	19,088	37.45
Class R-5	1,105,242	29,432	37.55
Class R-6	63,116,680	1,682,757	37.51
*
Amount less than one thousand.
Refer to the notes to financial statements.

75	American Balanced Fund

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest (includes $2,194 from affiliates)	$3,378,026
Dividends (net of non-U.S. taxes of $36,486; also includes $909,735 from affiliates)	3,268,796
Securities lending income (net of fees)	3,755	$6,650,577
Fees and expenses*:
Investment advisory services	528,828
Distribution services	431,375
Transfer agent services	127,337
Administrative services	74,939
529 plan services	3,770
Reports to shareholders	3,444
Registration statement and prospectus	4,041
Trustees’ compensation	2,053
Auditing and legal	488
Custodian	2,325
Other	259	1,178,859
Net investment income		5,471,718
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $9,265):
Unaffiliated issuers	14,801,589
Affiliated issuers	(20,344)
Futures contracts	122,090
Forward currency contracts	(50,915)
Swap contracts	(11,183)
Currency transactions	(1,215)	14,840,022
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $45,494):
Unaffiliated issuers	21,476,529
Affiliated issuers	939,260
Futures contracts	179,513
Forward currency contracts	(6,452)
Swap contracts	90,851
Currency translations	3,768	22,683,469
Net realized gain (loss) and unrealized appreciation (depreciation)		37,523,491
Net increase (decrease) in net assets resulting from operations		$42,995,209
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Balanced Fund	76

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$5,471,718	$5,241,267
Net realized gain (loss)	14,840,022	15,028,772
Net unrealized appreciation (depreciation)	22,683,469	11,167,984
Net increase (decrease) in net assets resulting from operations	42,995,209	31,438,023
Distributions paid to shareholders	(21,209,572)	(16,284,422)
Net capital share transactions	11,869,784	9,589,580
Total increase (decrease) in net assets	33,655,421	24,743,181
Net assets:
Beginning of year	236,069,525	211,326,344
End of year	$269,724,946	$236,069,525
Refer to the notes to financial statements.

77	American Balanced Fund

Notes to financial statements
1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Balanced Fund	78

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

79	American Balanced Fund

appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):

American Balanced Fund	80

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$50,864,632	$4,572,733	$—	$55,437,365
Financials	21,535,116	580,222	—	22,115,338
Industrials	17,986,153	1,847,336	—	19,833,489
Communication services	17,893,693	—	—	17,893,693
Health care	16,716,680	730,888	—	17,447,568
Consumer staples	10,302,429	3,026,040	—	13,328,469
Consumer discretionary	12,199,427	191,416	—	12,390,843
Materials	6,179,823	397,342	—	6,577,165
Energy	4,783,084	—	—	4,783,084
Utilities	4,058,919	166,762	—	4,225,681
Real estate	2,132,425	—	—	2,132,425
Preferred securities	288,127	—	—	288,127
Convertible stocks	1,355,132	—	—	1,355,132
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	26,145,679	—	26,145,679
U.S. Treasury bonds & notes	—	23,297,426	—	23,297,426
Corporate bonds and notes	—	18,374,134	—	18,374,134
Asset-backed obligations	—	6,964,979	—	6,964,979
Other bonds & notes	—	2,070,944	—	2,070,944
Investment funds	6,779,135	—	—	6,779,135
Short-term securities	11,488,396	—	—	11,488,396
Total	$184,563,171	$88,365,901	$—	$272,929,072

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,763	$—	$—	$15,763
Unrealized appreciation on open forward currency contracts	—	832	—	832
Unrealized appreciation on centrally cleared interest rate swaps	—	254,355	—	254,355
Liabilities:
Unrealized depreciation on futures contracts	(79,569)	—	—	(79,569)
Unrealized depreciation on open forward currency contracts	—	(1,154)	—	(1,154)
Unrealized depreciation on centrally cleared interest rate swaps	—	(42,428)	—	(42,428)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,141)	—	(1,141)
Total	$(63,806)	$210,464	$—	$146,658
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

81	American Balanced Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

83	American Balanced Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2025, the total value of securities on loan was $2,298,311,000, and the total value of collateral received was $2,345,782,000. Collateral received includes cash of $151,806,000 and U.S. government securities of $2,193,976,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $47,098,734,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

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Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $772,430,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $21,710,973,000.

85	American Balanced Fund

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,420,808,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15,763	Unrealized depreciation*	$79,569
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	832	Unrealized depreciation on open forward currency contracts	1,154
Swap (centrally cleared)	Interest	Unrealized appreciation*	254,355	Unrealized depreciation*	42,428
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,141
			$270,950		$124,292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$122,090	Net unrealized appreciation (depreciation) on futures contracts	$179,513
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(50,915)	Net unrealized appreciation (depreciation) on forward currency contracts	(6,452)
Swap	Interest	Net realized gain (loss) on swap contracts	26,375	Net unrealized appreciation (depreciation) on swap contracts	92,820
Swap	Credit	Net realized gain (loss) on swap contracts	(37,558)	Net unrealized appreciation (depreciation) on swap contracts	(1,969)
			$59,992		$263,912
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

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Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Morgan Stanley	$785	$ (785)	$ —	$ —	$ —
Standard Chartered Bank	47	—	—	—	47
Total	$832	$ (785)	$ —	$ —	$47
Liabilities:
Morgan Stanley	$1,154	$ (785)	$ (369)	$ —	$ —
Total	$1,154	$ (785)	$ (369)	$ —	$ —
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

87	American Balanced Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended December 31, 2025, the fund reclassified $908,812,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,799,431
Gross unrealized appreciation on investments	95,310,744
Gross unrealized depreciation on investments	(4,725,073)
Net unrealized appreciation (depreciation) on investments	90,585,671
Cost of investments	182,556,671
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,449,807	$7,260,111	$9,709,918	$2,190,423	$5,295,497	$7,485,920
Class C	105,817	478,951	584,768	106,371	393,077	499,448
Class T	— *	1	1	— *	1	1
Class F-1	88,053	268,402	356,455	81,265	199,359	280,624
Class F-2	771,524	2,126,823	2,898,347	646,689	1,443,081	2,089,770
Class F-3	333,655	875,564	1,209,219	284,291	608,336	892,627
Class 529-A	126,004	377,814	503,818	114,830	281,087	395,917
Class 529-C	3,033	14,304	17,337	3,120	11,970	15,090
Class 529-E	3,292	11,094	14,386	3,155	8,626	11,781
Class 529-T	1	1	2	1	1	2
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	15,091	41,259	56,350	12,195	27,352	39,547
Class 529-F-3	52	133	185	39	94	133
Class R-1	2,380	10,794	13,174	2,651	10,012	12,663
Class R-2	15,018	69,008	84,026	14,748	55,645	70,393
Class R-2E	2,731	10,425	13,156	2,474	7,707	10,181
Class R-3	43,678	151,937	195,615	42,265	120,040	162,305
Class R-4	85,920	256,058	341,978	84,030	203,105	287,135
Class R-5E	15,062	41,520	56,582	13,506	29,606	43,112
Class R-5	25,732	64,658	90,390	23,861	50,355	74,216
Class R-6	1,410,985	3,652,879	5,063,864	1,255,599	2,657,957	3,913,556
Total	$5,497,835	$15,711,737	$21,209,572	$4,881,513	$11,402,909	$16,284,422
*
Amount less than one thousand.

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7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the year ended December 31, 2025, the investment advisory services fees were $528,828,000, which were equivalent to an annualized rate of 0.212% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, unreimbursed expenses subject to reimbursement totaled $23,314,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

89	American Balanced Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $3,770,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$289,219	$64,396	$34,707	Not applicable
Class C	79,414	4,454	2,382	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	10,565	5,018	1,282	Not applicable
Class F-2	Not applicable	35,330	9,809	Not applicable
Class F-3	Not applicable	157	4,076	Not applicable
Class 529-A	14,225	3,074	1,819	$3,209
Class 529-C	2,404	125	72	128
Class 529-E	890	54	54	96
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	241	191	336
Class 529-F-3	Not applicable	— *	1	1
Class R-1	1,979	176	60	Not applicable
Class R-2	8,636	3,823	346	Not applicable
Class R-2E	1,009	330	50	Not applicable
Class R-3	12,474	3,645	749	Not applicable
Class R-4	10,560	4,239	1,268	Not applicable
Class R-5E	Not applicable	984	199	Not applicable
Class R-5	Not applicable	616	342	Not applicable
Class R-6	Not applicable	675	17,532	Not applicable

Total class-specific expenses	$431,375	$127,337	$74,939	$3,770
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,053,000 in the fund’s statement of operations reflects $928,000 in current fees (either paid in cash or deferred) and a net increase of $1,125,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,663,020,000 and $1,637,886,000, respectively, which generated $236,191,000 of net realized gains from such sales.

American Balanced Fund	90

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$9,055,572	248,769	$9,571,721	259,602	$(13,967,920)	(383,542)	$4,659,373	124,829
Class C	1,116,904	30,890	581,955	15,907	(2,356,901)	(65,592)	(658,042)	(18,795)
Class T	—	—	—	—	—	—	—	—
Class F-1	457,114	12,406	353,576	9,601	(696,274)	(19,146)	114,416	2,861
Class F-2	7,160,249	196,277	2,803,622	76,137	(6,008,108)	(165,176)	3,955,763	107,238
Class F-3	2,679,006	73,316	1,198,996	32,553	(2,603,503)	(71,573)	1,274,499	34,296
Class 529-A	648,464	17,856	503,640	13,697	(1,034,844)	(28,426)	117,260	3,127
Class 529-C	58,378	1,602	17,328	470	(102,580)	(2,827)	(26,874)	(755)
Class 529-E	20,304	555	14,380	391	(38,541)	(1,058)	(3,857)	(112)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	149,006	4,097	56,338	1,528	(118,342)	(3,238)	87,002	2,387
Class 529-F-3	653	19	185	5	(737)	(21)	101	3
Class R-1	23,325	645	13,170	361	(82,924)	(2,231)	(46,429)	(1,225)
Class R-2	150,910	4,205	83,902	2,293	(325,441)	(8,959)	(90,629)	(2,461)
Class R-2E	30,813	859	13,156	359	(47,640)	(1,307)	(3,671)	(89)
Class R-3	342,586	9,531	195,282	5,333	(647,872)	(17,891)	(110,004)	(3,027)
Class R-4	447,952	12,382	341,489	9,287	(981,119)	(27,120)	(191,678)	(5,451)
Class R-5E	134,333	3,737	56,557	1,536	(151,544)	(4,168)	39,346	1,105
Class R-5	271,225	7,466	89,661	2,432	(401,700)	(10,757)	(40,814)	(859)
Class R-6	5,322,499	146,154	5,062,680	137,345	(7,591,160)	(206,869)	2,794,019	76,630
Total net increase (decrease)	$28,069,293	770,766	$20,957,641	568,837	$(37,157,150)	(1,019,901)	$11,869,784	319,702
Refer to the end of the table(s) for footnote(s).

91	American Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$8,523,280	247,423	$7,381,678	209,979	$(12,370,857)	(358,847)	$3,534,101	98,555
Class C	1,029,548	30,121	496,917	14,226	(2,435,144)	(71,437)	(908,679)	(27,090)
Class T	—	—	—	—	—	—	—	—
Class F-1	363,843	10,602	278,370	7,928	(772,661)	(22,560)	(130,448)	(4,030)
Class F-2	5,848,375	170,024	2,017,818	57,479	(5,140,402)	(149,242)	2,725,791	78,261
Class F-3	2,363,650	68,435	884,532	25,188	(2,134,696)	(61,992)	1,113,486	31,631
Class 529-A	672,615	19,585	395,751	11,283	(956,015)	(27,830)	112,351	3,038
Class 529-C	63,690	1,856	15,079	428	(112,501)	(3,278)	(33,732)	(994)
Class 529-E	20,636	604	11,773	336	(38,946)	(1,131)	(6,537)	(191)
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	131,033	3,799	39,532	1,125	(98,323)	(2,853)	72,242	2,071
Class 529-F-3	1,082	31	133	4	(243)	(7)	972	28
Class R-1	26,461	778	12,655	362	(36,672)	(1,071)	2,444	69
Class R-2	169,235	4,965	70,310	2,013	(276,381)	(8,123)	(36,836)	(1,145)
Class R-2E	33,805	995	10,181	291	(38,616)	(1,134)	5,370	152
Class R-3	374,115	10,933	162,133	4,639	(600,820)	(17,572)	(64,572)	(2,000)
Class R-4	460,689	13,400	287,115	8,185	(944,044)	(27,527)	(196,240)	(5,942)
Class R-5E	138,259	4,016	43,054	1,227	(252,789)	(7,530)	(71,476)	(2,287)
Class R-5	160,447	4,665	73,926	2,101	(253,514)	(7,346)	(19,141)	(580)
Class R-6	5,675,070	165,388	3,912,617	111,332	(6,097,205)	(177,562)	3,490,482	99,158
Total net increase (decrease)	$26,055,833	757,620	$16,093,576	458,127	$(32,559,829)	(947,042)	$9,589,580	268,705
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $206,665,774,000 and $218,753,337,000, respectively, during the year ended December 31, 2025.

American Balanced Fund	92

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
12/31/2025	$34.34	$.77	$5.48	$6.25	$(.78 )	$(2.32)	$(3.10)	$37.49	18.47%	$124,384	.55%	2.11%
12/31/2024	31.99	.77	4.05	4.82	(.72 )	(1.75)	(2.47)	34.34	14.95	109,637.56		2.24
12/31/2023	28.76	.72	3.27	3.99	(.76 )	—	(.76 )	31.99	14.01	98,985.57		2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49 )	(.18 )	(.67 )	28.76	(12.11)	90,861.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40 )	(1.04)	(1.44)	33.47	15.77	105,787.56		1.50
Class C:
12/31/2025	34.06	.49	5.44	5.93	(.51 )	(2.32)	(2.83)	37.16	17.60	8,117	1.30	1.36
12/31/2024	31.74	.51	4.02	4.53	(.46 )	(1.75)	(2.21)	34.06	14.08	8,080	1.31	1.49
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.12	8,391	1.32	1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.55	(12.75)	8,825	1.31	1.37
12/31/2021	29.99	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.22	14.88	11,401	1.31	.75
Class T:
12/31/2025	34.33	.86	5.48	6.34	(.87 )	(2.32)	(3.19)	37.48	18.78 [4]	— [5]	.30 [4]	2.36 [4]
12/31/2024	31.99	.86	4.04	4.90	(.81 )	(1.75)	(2.56)	34.33	15.21 [4]	— [5]	.30 [4]	2.49 [4]
12/31/2023	28.76	.80	3.27	4.07	(.84 )	—	(.84 )	31.99	14.33 [4]	— [5]	.29 [4]	2.66 [4]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56 )	(.18 )	(.74 )	28.76	(11.91)[4]	— [5]	.31 [4]	2.38 [4]
12/31/2021	30.20	.56	4.24	4.80	(.48 )	(1.04)	(1.52)	33.48	16.08 [4]	— [5]	.32 [4]	1.74 [4]
Class F-1:
12/31/2025	34.30	.75	5.48	6.23	(.76 )	(2.32)	(3.08)	37.45	18.43	4,605.61		2.05
12/31/2024	31.96	.75	4.04	4.79	(.70 )	(1.75)	(2.45)	34.30	14.87	4,120.61		2.18
12/31/2023	28.73	.70	3.27	3.97	(.74 )	—	(.74 )	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47 )	(.18 )	(.65 )	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
Class F-2:
12/31/2025	34.31	.84	5.47	6.31	(.85 )	(2.32)	(3.17)	37.45	18.69	36,592.35		2.31
12/31/2024	31.96	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82 )	—	(.82 )	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55 )	(.18 )	(.73 )	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47 )	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
Class F-3:
12/31/2025	34.32	.88	5.48	6.36	(.89 )	(2.32)	(3.21)	37.47	18.84	15,026.25		2.41
12/31/2024	31.97	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85 )	—	(.85 )	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58 )	(.18 )	(.76 )	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
Class 529-A:
12/31/2025	34.26	.76	5.47	6.23	(.77 )	(2.32)	(3.09)	37.40	18.45	6,467.58		2.08
12/31/2024	31.92	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74 )	—	(.74 )	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47 )	(.18 )	(.65 )	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39 )	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
Refer to the end of the table(s) for footnote(s).

93	American Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
12/31/2025	$34.32	$.48	$5.47	$5.95	$(.48 )	$(2.32)	$(2.80)	$37.47	17.54%	$245	1.35%	1.32%
12/31/2024	31.97	.50	4.04	4.54	(.44 )	(1.75)	(2.19)	34.32	14.05	251	1.35	1.44
12/31/2023	28.74	.47	3.27	3.74	(.51 )	—	(.51 )	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24 )	(.18 )	(.42 )	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14 )	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
Class 529-E:
12/31/2025	34.24	.67	5.47	6.14	(.68 )	(2.32)	(3.00)	37.38	18.18	189.82		1.84
12/31/2024	31.91	.67	4.04	4.71	(.63 )	(1.75)	(2.38)	34.24	14.62	177.83		1.96
12/31/2023	28.69	.63	3.26	3.89	(.67 )	—	(.67 )	31.91	13.70	171.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40 )	(.18 )	(.58 )	28.69	(12.35)	167.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31 )	(1.04)	(1.35)	33.39	15.46	207.83		1.22
Class 529-T:
12/31/2025	34.34	.85	5.47	6.32	(.85 )	(2.32)	(3.17)	37.49	18.72 [4]	— [5]	.35 [4]	2.32 [4]
12/31/2024	31.99	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.34	15.17 [4]	— [5]	.36 [4]	2.43 [4]
12/31/2023	28.76	.78	3.27	4.05	(.82 )	—	(.82 )	31.99	14.25 [4]	— [5]	.36 [4]	2.60 [4]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)[4]	— [5]	.35 [4]	2.35 [4]
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.97 [4]	— [5]	.38 [4]	1.69 [4]
Class 529-F-1:
12/31/2025	34.21	.82	5.46	6.28	(.83 )	(2.32)	(3.15)	37.34	18.64 [4]	— [5]	.41 [4]	2.24 [4]
12/31/2024	31.88	.81	4.04	4.85	(.77 )	(1.75)	(2.52)	34.21	15.09 [4]	— [5]	.42 [4]	2.37 [4]
12/31/2023	28.67	.75	3.26	4.01	(.80 )	—	(.80 )	31.88	14.15 [4]	— [5]	.44 [4]	2.51 [4]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52 )	(.18 )	(.70 )	28.67	(12.01)[4]	— [5]	.43 [4]	2.27 [4]
12/31/2021	30.11	.53	4.21	4.74	(.44 )	(1.04)	(1.48)	33.37	15.93 [4]	— [5]	.43 [4]	1.63 [4]
Class 529-F-2:
12/31/2025	34.33	.85	5.49	6.34	(.86 )	(2.32)	(3.18)	37.49	18.76	714.34		2.32
12/31/2024	31.99	.85	4.04	4.89	(.80 )	(1.75)	(2.55)	34.33	15.20	572.34		2.45
12/31/2023	28.76	.79	3.27	4.06	(.83 )	—	(.83 )	31.99	14.24	467.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)	400.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.99	444.36		1.70
Class 529-F-3:
12/31/2025	34.33	.86	5.48	6.34	(.87 )	(2.32)	(3.19)	37.48	18.77	2.30		2.37
12/31/2024	31.98	.86	4.05	4.91	(.81 )	(1.75)	(2.56)	34.33	15.25	2.30		2.48
12/31/2023	28.75	.79	3.27	4.06	(.83 )	—	(.83 )	31.98	14.31	1.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.75	(11.89)	1.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48 )	(1.04)	(1.52)	33.46	16.06	1.31		1.75
Class R-1:
12/31/2025	34.01	.48	5.43	5.91	(.49 )	(2.32)	(2.81)	37.11	17.58	179	1.33	1.34
12/31/2024	31.71	.50	4.01	4.51	(.46 )	(1.75)	(2.21)	34.01	14.06	206	1.32	1.47
12/31/2023	28.52	.48	3.24	3.72	(.53 )	—	(.53 )	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	94

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
12/31/2025	$34.05	$.48	$5.44	$5.92	$(.50 )	$(2.32)	$(2.82)	$37.15	17.58%	$1,160	1.33%	1.34%
12/31/2024	31.74	.50	4.02	4.52	(.46 )	(1.75)	(2.21)	34.05	14.08	1,147	1.32	1.47
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25 )	(.18 )	(.43 )	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15 )	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
Class R-2E:
12/31/2025	34.15	.59	5.45	6.04	(.60 )	(2.32)	(2.92)	37.27	17.91	171	1.04	1.62
12/31/2024	31.83	.60	4.03	4.63	(.56 )	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61 )	—	(.61 )	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33 )	(.18 )	(.51 )	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24 )	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
Class R-3:
12/31/2025	34.11	.64	5.45	6.09	(.66 )	(2.32)	(2.98)	37.22	18.08	2,566.89		1.77
12/31/2024	31.79	.65	4.03	4.68	(.61 )	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66 )	—	(.66 )	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38 )	(.18 )	(.56 )	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29 )	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
Class R-4:
12/31/2025	34.27	.75	5.47	6.22	(.76 )	(2.32)	(3.08)	37.41	18.43	4,371.60		2.07
12/31/2024	31.93	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75 )	—	(.75 )	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47 )	(.18 )	(.65 )	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
Class R-5E:
12/31/2025	34.30	.83	5.48	6.31	(.84 )	(2.32)	(3.16)	37.45	18.68	715.40		2.27
12/31/2024	31.96	.82	4.05	4.87	(.78 )	(1.75)	(2.53)	34.30	15.11	617.40		2.40
12/31/2023	28.73	.77	3.27	4.04	(.81 )	—	(.81 )	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53 )	(.18 )	(.71 )	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45 )	(1.04)	(1.49)	33.44	15.97	682.40		1.67
Class R-5:
12/31/2025	34.39	.86	5.49	6.35	(.87 )	(2.32)	(3.19)	37.55	18.77	1,105.30		2.36
12/31/2024	32.03	.86	4.06	4.92	(.81 )	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84 )	—	(.84 )	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48 )	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
Class R-6:
12/31/2025	34.35	.88	5.49	6.37	(.89 )	(2.32)	(3.21)	37.51	18.85	63,117.25		2.41
12/31/2024	32.00	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85 )	—	(.85 )	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58 )	(.18 )	(.76 )	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
Refer to the end of the table(s) for footnote(s).

95	American Balanced Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[6,7]	Year ended December 31,
	2025[8]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	50%	44%[9]	42%[9]	52%[9]	53%[9]
Including mortgage dollar roll transactions	106%	131%[9]	171%[9]	157%[9]	158%[9]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[5]	Amount less than $1 million.
[6]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[7]	Refer to Note 5 for more information on mortgage dollar rolls.
[8]	Rates exclude in-kind transactions, if any.
[9]
Includes the value of securities sold due to redemptions of shares in-kind, if any. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31,
2021.

Refer to the notes to financial statements.

American Balanced Fund	96

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

97	American Balanced Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Long-term capital gains	$16,620,436,000
Qualified dividend income	$2,305,693,000
Section 199A dividends	$60,153,000
Section 163(j) interest dividends	$3,422,530,000
Corporate dividends received deduction	$1,789,842,000
U.S. government income that may be exempt from state taxation	$995,913,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

98

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
6,889,516,449
Total shares voting on November 25, 2025:
5,604,053,031 (81.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	5,120,582,188	91.4%	483,470,843	8.6%
Charles E. Andrews	5,494,775,013	98.1%	109,278,018	1.9%
Joseph J. Bonner	5,497,585,924	98.1%	106,467,107	1.9%
Michael C. Camuñez	5,495,445,507	98.1%	108,607,524	1.9%
Vanessa C. L. Chang	5,494,167,916	98.0%	109,885,115	2.0%
Cecilia V. Estolano	5,497,415,779	98.1%	106,637,252	1.9%
Bradford F. Freer	5,497,792,288	98.1%	106,260,743	1.9%
Yvonne L. Greenstreet	5,503,764,264	98.2%	100,288,767	1.8%
Martin E. Koehler	5,499,637,212	98.1%	104,415,819	1.9%
Sharon I. Meers	5,503,815,576	98.2%	100,237,455	1.8%
Pascal Millaire	5,500,988,257	98.2%	103,064,774	1.8%
William I. Miller	5,497,454,486	98.1%	106,598,545	1.9%
Anne-Marie Peterson	5,505,329,753	98.2%	98,723,278	1.8%
Josette Sheeran	5,499,355,130	98.1%	104,697,901	1.9%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

99	American Balanced Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to, those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Balanced Fund	100

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

101	American Balanced Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: March 09, 2026